THE DIRECTOR
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
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This prospectus describes information you should know before you purchase Series
VII and Series VIIR of The Director variable annuity. Please read it carefully before you purchase your variable annuity.

The Director variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Capital Appreciation HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD DISCIPLINED EQUITY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Disciplined Equity HLS Fund of Hartford Series Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Dividend and Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD EQUITY INCOME HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Equity Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Advisers HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases
  Class IA shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL TECHNOLOGY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Global Technology HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Index HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Opportunities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Mortgage Securities HLS Fund of Hartford Series Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Small Company HLS Fund of Hartford Series Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value)

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Stock HLS Fund of Hartford Series Fund, Inc.

- HARTFORD TOTAL RETURN BOND HLS FUND SUB-ACCOUNT (formerly Hartford Bond HLS Fund Sub-Account) which purchases Class IA shares of Hartford Total Return Bond HLS Fund of Hartford Series Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford U.S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc.

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
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PROSPECTUS DATED: MAY 2, 2005
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2005

                                                                               3
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                            PAGE
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
DEFINITIONS                                                                   4
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FEE TABLES                                                                    6
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HIGHLIGHTS                                                                    8
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GENERAL CONTRACT INFORMATION                                                 10
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  Hartford Life and Annuity Insurance Company                                10
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  The Separate Account                                                       10
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  The Funds                                                                  10
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PERFORMANCE RELATED INFORMATION                                              12
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FIXED ACCUMULATION FEATURE                                                   13
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THE CONTRACT                                                                 14
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  Purchases and Contract Value                                               14
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  Charges and Fees                                                           19
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  The Hartford's Principal First                                             22
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  Death Benefit                                                              23
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  Surrenders                                                                 27
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ANNUITY PAYOUTS                                                              29
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OTHER PROGRAMS AVAILABLE                                                     31
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OTHER INFORMATION                                                            32
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  Legal Matters                                                              34
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  More Information                                                           35
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FEDERAL TAX CONSIDERATIONS                                                   35
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     41
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           42
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APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES                           46
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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   49
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APPENDIX IV -- ACCUMULATION UNIT VALUES                                      50
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

4
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

                                                                               5
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
---------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
---------------------------------------------------------
    Second Year                                         6%
---------------------------------------------------------
    Third Year                                          6%
---------------------------------------------------------
    Fourth Year                                         5%
---------------------------------------------------------
    Fifth Year                                          4%
---------------------------------------------------------
    Sixth Year                                          3%
---------------------------------------------------------
    Seventh Year                                        2%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.25%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.25%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    The Hartford's Principal First Charge            0.50%
---------------------------------------------------------
    Optional Death Benefit Charge                    0.15%
---------------------------------------------------------
    Earnings Protection Benefit Charge               0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     all optional charges                            2.10%
---------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.43%      1.08%
--------------------------------------------------------------

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                                                                               7
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $  962
----------------------------------------------------------
3 years                                             $1,577
----------------------------------------------------------
5 years                                             $2,112
----------------------------------------------------------
10 years                                            $3,598
----------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $  326
----------------------------------------------------------
3 years                                             $1,010
----------------------------------------------------------
5 years                                             $1,716
----------------------------------------------------------
10 years                                            $3,589
----------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $  334
----------------------------------------------------------
3 years                                             $1,018
----------------------------------------------------------
5 years                                             $1,725
----------------------------------------------------------
10 years                                            $3,598
----------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
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8
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses accompanying this prospectus for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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If death occurs before the Annuity Commencement Date, the Death Benefit is the
greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract, or

- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

-  The Contract Value of your Contract;

-  Your Maximum Anniversary Value; or

- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GENERAL CONTRACT INFORMATION

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            2/15/05        A+  Financial Strength
---------------------------------------------------------------------------------
 Standard & Poor's                        2/15/05       AA-  Financial Strength
---------------------------------------------------------------------------------
 Fitch                                    2/15/05       AA   Financial Strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The Hartford HLS Funds are sponsored and administered by Hartford or its affiliates. HL Investment Advisors, LLC ("HL Advisors") serves as the investment manager to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("Hartford Investment Management") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Equity Income HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Opportunities HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Fortis Growth Stock Series, Fortis Aggressive Growth Series, Fortis U.S. Government Securities Series, and Fortis Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management Company, LLP.

HARTFORD CAPITAL APPRECIATION HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value.) -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD DISCIPLINED EQUITY HLS FUND -- Seeks growth of capital and current income. Sub-advised by Wellington Management Company, LLP.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD EQUITY INCOME HLS FUND -- Seeks a high level of current income consistent with growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value.) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL HEALTH HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD GLOBAL TECHNOLOGY HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- Seeks short-and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income. Growth of capital is a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results which approximate the price and yield performance of publicly traded common stocks in the aggregate. Sub-advised by Hartford Investment Management Company.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD MIDCAP VALUE HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by Hartford Investment Management Company.

HARTFORD SMALL COMPANY HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks growth of capital. Sub-advised by Wellington Management Company, LLP.

HARTFORD SMALLCAP GROWTH HLS FUND -- Seeks to maximize short- and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration. Sub-advised by Wellington Management Company, LLP.

HARTFORD TOTAL RETURN BOND HLS FUND (formerly Hartford Bond HLS Fund) -- Seeks competitive total return, with income as a secondary objective. Sub-advised by Hartford Investment Management Company.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment

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12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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risk. Sub-advised by Hartford Investment Management Company.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management Company, LLP.

HARTFORD VALUE OPPORTUNITIES HLS FUND -- Seeks short- and long-term capital appreciation. Sub-advised by Wellington Management Company, LLP.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same

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                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.

We may credit interest at a rate in excess of the minimum guaranteed interest rate per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out basis."

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion

If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program

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14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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will generally have different credited interest rates. Under the 6-Month
Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are six months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series VII of the Contract was sold before May 1, 2002. Series VIIR of the Contract is sold on or after May 1, 2002, or the date your state approved Series VIIR for sale, if later.

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HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

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WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.

You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock HLS Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market HLS Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market HLS Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of the Hartford Money Market HLS Fund Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in the Hartford Money Market HLS Fund Sub-Account and you transfer all $10,000 into the Hartford Stock HLS Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Hartford Stock HLS Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

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Hartford attempts to curb frequent transfers in the following ways:

X  20 Transfer Rule;

X  Abusive Trading Policy; and

X  Third Party Transfer Service Agreements.

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.

Since we combine all the purchases of a particular underlying Fund for all the products through net trades the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying fund may not be able to identify abusive transfers.

THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again. In the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:

- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions.

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  With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately
  $115 million.

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

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FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       6%
----------------------------------------------
         3                       6%
----------------------------------------------
         4                       5%
----------------------------------------------
         5                       4%
----------------------------------------------
         6                       3%
----------------------------------------------
         7                       2%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

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For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.

- The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.

- Your Contingent Deferred Sales Charge is $435.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 15% of the total Premium Payments. If you do not take 15% one year, you may not take more than 15% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER -- We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-

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Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE

The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your

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Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST

The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

- The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot

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elect to "step-up" if your current Benefit Amount is higher than your Contract
Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Contract Value of your Contract; or

- The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

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If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Plus any Premium Payments made after the Optional Death Benefit is added;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

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FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides, or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

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The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death
Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                       AND . . .                     THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint      The Annuitant is living or      Joint Contract Owner receives
                                Contract Owner                  deceased                        the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Designated Beneficiary
                                Contract Owner                  deceased                        receives the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving joint     The Annuitant is living or      Contract Owner's estate
                                Contract Owner and the          deceased                        receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    There is no named Contingent    The Contract Owner becomes the
                                                                Annuitant                       Contingent Annuitant and the
                                                                                                Contract continues. The
                                                                                                Contract Owner may waive this
                                                                                                presumption and receive the
                                                                                                Death Benefit.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    The Contingent Annuitant is     Contingent Annuitant becomes
                                                                living                          the Annuitant, and the
                                                                                                Contract continues.
------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a trust   There is no named Contingent    The Contract Owner receives
                                or other non-natural person     Annuitant                       the Death Benefit.
------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives a
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives a payout at death, if
                                                                any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your
Contract on or after the Annuity Commencement Date only if you selected the Payments For a Period Certain variable dollar amount Annuity Payout Option.
Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled,

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make

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30
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn

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                                                                              31
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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more than the AIR. On the other hand, a lower AIR results in a lower initial
Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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monthly or quarterly, and they can be made into any Account available in your
Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase-Registered Trademark- Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Upfront commissions paid by Hartford will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time Hartford may also pay or permit other promotional incentives, in cash or credit or other compensation.

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ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER
PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets i.e., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.

DISTRIBUTION ARRANGEMENTS -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.

In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.

As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc., Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated,

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Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime
Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and registered representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

To date, neither the SEC's and New York Attorney General's market timing investigation nor the SEC's directed brokerage investigation has resulted in either regulator initiating any formal action against The Hartford Financial Services Group, Inc. ("The Hartford"). However, The Hartford believes that the SEC and the New York Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The potential timing of any such action is difficult to predict. Based on The Hartford's discussions with the SEC and the New York Attorney General's Office and its own analysis, Hartford Life, Inc. ("Hartford Life"), an indirect subsidiary of The Hartford, recorded a charge of $66 million to establish a reserve for these matters during the first quarter of 2005. This reserve is an estimate; in view of the uncertainties regarding the timing and outcome of any payments relating to these types of regulatory investigations, as well as the tax-deductibility, if any, and any potential deferred acquisition cost effects (though no deferred acquisition cost effects are included in this estimate) that may be applicable, it is possible that the ultimate cost to Hartford Life of these matters may exceed or be below the reserve amount, perhaps by a significant amount. It is reasonably possible that the Company, an indirect subsidiary of Hartford Life, may ultimately be liable for all or a portion of the ultimate cost to Hartford Life. However, the ultimate liability of the Company, if any, is not reasonably estimable at this time.

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In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

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B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of

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    the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

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If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    g. ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered intofor tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

    h. PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations under Code Section 817(h)
require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married

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      claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt

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employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72 (t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

46
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $108,000   Contract Value prior to Surrender equals
   .09259   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $  9,722   to be deducted from the Interest Accumulation Value equals
 --------
 $ 95,278   the new Interest Accumulation Value

EXAMPLE 2

Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

 $100,000   Premium Payment
 $  5,000   Interest of 5%
 --------
 $105,000   Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

 $ 10,000   partial Surrender divided by
 $ 92,000   Contract Value prior to Surrender equals
   .10870   multiplied by
 $105,000   Interest Accumulation Value for a total of
 $ 11,413   to be deducted from the Interest Accumulation Value equals
 --------
 $ 93,587   the New Interest Accumulation Value

                                                                              47
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

48
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

                                                                              49
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

50
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   4.417  $   3.775  $   4.434  $   4.708  $   4.803  $   4.398
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.526  $   4.417  $   3.775  $   4.434  $   4.708  $   4.803
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        849,089    990,614  1,098,795  1,267,553  1,358,395  1,425,393
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.015         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.028         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   3.003  $   2.819  $   2.593  $   2.416  $   2.185  $   2.258
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.103  $   3.003  $   2.819  $   2.593  $   2.416  $   2.185
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        201,034    240,139    279,414    243,035    184,934    197,575
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.343         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.366         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              3         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   8.596  $   6.113  $   7.709  $   8.388  $   7.501  $   5.526
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  10.133  $   8.596  $   6.113  $   7.709  $   8.388  $   7.501
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        391,196    435,058    474,117    551,294    573,419    537,835
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.513         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.743         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             23         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.139  $   0.896  $   1.204  $   1.325  $   1.422  $   1.182
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.220  $   1.139  $   0.896  $   1.204  $   1.325  $   1.422
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        175,924    191,413    187,354    190,354    156,473     78,909
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.037         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.086         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              3         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

                                                                              51
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   2.831  $   2.261  $   2.669  $   2.816  $   2.570  $   2.471
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.143  $   2.831  $   2.261  $   2.669  $   2.816  $   2.570
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        627,365    664,685    679,820    690,922    678,899    760,046
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.125         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.237         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             11         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.074  $   1.000         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.161  $   1.074         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         25,818      1,894         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.064         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.150         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   0.973  $   0.767  $   1.031  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.991  $   0.973  $   0.767  $   1.031         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         19,507     23,736     26,548     16,775         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.959         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.964         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.664  $   1.378  $   1.533  $   1.656  $   1.796  $   1.476
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.853  $   1.664  $   1.378  $   1.533  $   1.656  $   1.796
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        108,710    112,019    123,500    139,322    152,814    149,495
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.092         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.176         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   0.785  $   0.496  $   0.711  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.955  $   0.785  $   0.496  $   0.711         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,449      9,607      4,222      1,221         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.790         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.930         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

52
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   0.981  $   0.763  $   0.952  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.089  $   0.981  $   0.763  $   0.952         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,996      6,179      5,328      3,277         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.980         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.059         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.587  $   1.214  $   1.481  $   1.469  $   1.000         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.767  $   1.587  $   1.214  $   1.481  $   1.469         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         53,369     58,678     59,531     67,198     45,574         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.609         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.712         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.571  $   1.174  $   1.476  $   1.792  $   1.952  $   1.315
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.849  $   1.571  $   1.174  $   1.476  $   1.792  $   1.952
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        141,301    136,702    149,612    173,294    174,669     54,890
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.584         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.783         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              7         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   0.458  $   0.287  $   0.473  $   0.621  $   1.000         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.458  $   0.458  $   0.287  $   0.473  $   0.621         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         59,481     84,814     70,939     83,872     53,985         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.466         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.444         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.126  $   0.858  $   0.976         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.251  $   1.126  $   0.858         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         53,371     29,388      4,478         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.146         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.224         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

                                                                              53
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.091  $   0.768  $   0.986         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.263  $   1.091  $   0.768         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         37,557     19,078      2,200         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.109         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.236         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              9         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.211  $   0.996  $   1.083  $   1.068  $   1.070  $   1.035
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.285  $   1.211  $   0.996  $   1.083  $   1.068  $   1.070
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         99,421    116,081     66,625     56,423     29,644     20,235
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.188         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.239         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   4.206  $   3.324  $   4.340  $   5.012  $   5.608  $   4.712
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.586  $   4.206  $   3.324  $   4.340  $   5.012  $   5.608
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        115,308    133,354    146,694    178,287    194,774    191,225
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.922         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.981         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.042  $   0.699  $   0.854  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.283  $   1.042  $   0.699  $   0.854         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         56,814     27,889     15,665      5,121         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.063         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.249         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.587  $   1.207  $   1.489  $   1.856  $   2.267  $   1.641
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.850  $   1.587  $   1.207  $   1.489  $   1.856  $   2.267
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        229,281    250,801    281,655    339,519    399,368    391,871
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.879         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.005         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              4         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

54
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.326  $   0.874  $   0.932  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.532  $   1.326  $   0.874  $   0.932         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         18,203     13,557      8,439        865         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.330         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.491         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   2.791  $   2.053  $   2.423  $   2.546  $   2.056  $   1.371
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.210  $   2.791  $   2.053  $   2.423  $   2.546  $   2.056
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        223,973    261,643    304,733    376,063    377,347    181,142
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.057         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.296         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.205  $   0.852  $   0.991  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.384  $   1.205  $   0.852  $   0.991         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        186,816    195,560    155,364     51,670         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.201         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.347         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             22         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.905  $   1.915  $   1.911  $   1.863  $   1.777  $   1.716
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.899  $   1.905  $   1.915  $   1.911  $   1.863  $   1.777
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        118,238    171,179    293,058    276,875    180,014    270,072
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.065         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.054         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   2.765  $   2.738  $   2.563  $   2.414  $   2.217  $   2.211
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.844  $   2.765  $   2.738  $   2.563  $   2.414  $   2.217
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         49,453     64,103     94,164     60,191     43,651     52,197
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.251         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.268         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

                                                                              55
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.082  $   0.730  $   0.929         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.233  $   1.082  $   0.730         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         42,958     27,880      7,631         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.130         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.207         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              1         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.721  $   1.118  $   1.622  $   1.931  $   2.251  $   1.374
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.907  $   1.721  $   1.118  $   1.622  $   1.931  $   2.251
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        175,080    207,965    218,257    249,660    269,723    198,856
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.235         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.305         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   5.335  $   4.271  $   5.710  $   6.587  $   7.176  $   6.066
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.488  $   5.335  $   4.271  $   5.710  $   6.587  $   7.176
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        396,626    465,306    522,928    614,994    655,469    638,407
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.890         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.905         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             26         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.082  $   1.072  $   1.007         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.090  $   1.082  $   1.072         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         83,522    115,520    159,439         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.072         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.067         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              3         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   0.971  $   0.764  $   1.000  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.061  $   0.971  $   0.764  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         50,682     54,847     46,156     19,695         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.958         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.032         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

56
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.117  $   0.797  $   0.975         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.311  $   1.117  $   0.797         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         30,338     12,917      2,475         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.136         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.284         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

 (a)  Inception date January 30, 2004.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series VII and Series VIIR of The Director variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                   SERIES VII AND SERIES VIIR OF THE DIRECTOR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $242,020,501; 2003: $253,228,733; and 2002: $223,658,182.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   4.417  $   3.775  $   4.434  $   4.708  $   4.803  $   4.398
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.526  $   4.417  $   3.775  $   4.434  $   4.708  $   4.803
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        849,089    990,614  1,098,795  1,267,553  1,358,395  1,425,393
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   4.386  $   3.754  $   4.416  $   4.696  $   4.798  $   4.663
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.487  $   4.386  $   3.754  $   4.416  $   4.696  $   4.798
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         16,313     18,005     18,905     19,558     16,402      7,318
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   4.391  $   3.760  $   4.426  $   4.767         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.490  $   4.391  $   3.760  $   4.426         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          9,899      8,909      7,893      5,847         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.361  $   3.740  $   3.589         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.452  $   4.361  $   3.740         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         34,277     34,998      9,973         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   4.361  $   3.740  $   4.408  $   4.754         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.452  $   4.361  $   3.740  $   4.408         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         34,277     34,998      9,973      2,085         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.370         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.436         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,761         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.352  $   3.737  $   3.589         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.436  $   4.352  $   3.737         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,761      2,279        382         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.348  $   3.736  $   3.589         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.431  $   4.348  $   3.736         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,975      2,597        303         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.019         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.033         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            383         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.356         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.415         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,309         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.339  $   3.734  $   3.589         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.415  $   4.339  $   3.734         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,309        704        146         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.015         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.028         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   3.003  $   2.819  $   2.593  $   2.416  $   2.185  $   2.258
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.103  $   3.003  $   2.819  $   2.593  $   2.416  $   2.185
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        201,034    240,139    279,414    243,035    184,934    197,575
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.982  $   2.804  $   2.583  $   2.410  $   2.182  $   2.234
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.076  $   2.982  $   2.804  $   2.583  $   2.410  $   2.182
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,024      6,886      7,271      5,611      2,827      1,185
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.985  $   2.808  $   2.588  $   2.450         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.078  $   2.985  $   2.808  $   2.588         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          5,324      4,204      4,099      2,043         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.964  $   2.793  $   2.640         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.052  $   2.964  $   2.793         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         20,665     20,930      5,540         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.964  $   2.793  $   2.578  $   2.444         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.052  $   2.964  $   2.793  $   2.578         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         20,665     20,930      5,540      1,175         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.980         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.041         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,020         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.958  $   2.791  $   2.640         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.041  $   2.958  $   2.791         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,020      1,574        217         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.956  $   2.791  $   2.640         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.038  $   2.956  $   2.791         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,036      1,395        103         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $  12.762         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  13.007         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             24         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.971         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.027         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,614         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.950  $   2.789  $   2.640         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.027  $   2.950  $   2.789         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,614        687        121         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.343         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.366         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              3         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   8.596  $   6.113  $   7.709  $   8.388  $   7.501  $   5.526
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  10.133  $   8.596  $   6.113  $   7.709  $   8.388  $   7.501
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        391,196    435,058    474,117    551,294    573,419    537,835
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   8.536  $   6.080  $   7.678  $   8.367  $   7.494  $   6.255
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  10.048  $   8.536  $   6.080  $   7.678  $   8.367  $   7.494
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          8,139      8,681      8,801      8,950      7,125      2,064
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   8.546  $   6.090  $   7.695  $   8.843         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  10.054  $   8.546  $   6.090  $   7.695         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          7,133      5,933      5,328      3,892         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   8.487  $   6.057  $   5.451         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   9.969  $   8.487  $   6.057         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         19,711     19,063      5,381         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   8.487  $   6.057  $   7.664  $   8.820         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   9.969  $   8.487  $   6.057  $   7.664         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         19,711     19,063      5,381      1,167         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   8.595         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   9.933         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,104         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   8.469  $   6.053  $   5.451         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   9.933  $   8.469  $   6.053         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,104      1,619        244         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   8.463  $   6.052  $   5.451         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   9.921  $   8.463  $   6.052         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,189      1,656        154         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.518         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.752         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            365         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   8.569         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   9.885         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,120         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   8.445  $   6.048  $   5.451         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   9.885  $   8.445  $   6.048         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,120        526        147         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.513         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.743         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             23         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.139  $   0.896  $   1.204  $   1.325  $   1.422  $   1.182
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.220  $   1.139  $   0.896  $   1.204  $   1.325  $   1.422
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        175,924    191,413    187,354    190,354    156,473     78,909
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.131  $   0.891  $   1.199  $   1.322  $   1.420  $   1.281
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.209  $   1.131  $   0.891  $   1.199  $   1.322  $   1.420
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          9,505     10,728     10,718     10,571      8,838      3,576
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.133  $   0.892  $   1.201  $   1.390         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.210  $   1.133  $   0.892  $   1.201         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,778      4,842      3,699      2,500         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.125  $   0.887  $   0.840         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.200  $   1.125  $   0.887         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         18,307     17,074      4,557         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.125  $   0.887  $   1.197  $   1.387         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.200  $   1.125  $   0.887  $   1.197         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         18,307     17,074      4,557      1,104         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.139         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.196         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,088         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.122  $   0.887  $   0.840         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.196  $   1.122  $   0.887         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,088        938        152         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.122  $   0.887  $   0.840         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.194  $   1.122  $   0.887         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,845      1,426         30         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   9.812         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  10.288         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              5         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.135         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.190         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,911         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.119  $   0.886  $   0.840         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.190  $   1.119  $   0.886         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,911        905         50         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.037         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.086         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              3         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   2.831  $   2.261  $   2.669  $   2.816  $   2.570  $   2.471
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.143  $   2.831  $   2.261  $   2.669  $   2.816  $   2.570
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        627,365    664,685    679,820    690,922    678,899    760,046
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.811  $   2.248  $   2.658  $   2.809  $   2.567  $   2.655
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.116  $   2.811  $   2.248  $   2.658  $   2.809  $   2.567
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         13,014     13,057     11,719      9,103      5,687      2,453
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.814  $   2.252  $   2.664  $   2.754         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.118  $   2.814  $   2.252  $   2.664         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         13,084      9,357      6,905      4,063         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.795  $   2.240  $   2.133         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.092  $   2.795  $   2.240         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         46,907     44,068     10,663         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.795  $   2.240  $   2.653  $   2.747         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.092  $   2.795  $   2.240  $   2.653         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         46,907     44,068     10,663      1,722         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.793         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.081         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,615         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.789  $   2.238  $   2.133         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.081  $   2.789  $   2.238         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,615      3,351        481         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.787  $   2.238  $   2.133         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.077  $   2.787  $   2.238         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,527      3,249        368         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.128         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.243         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            446         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.785         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.066         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,648         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.781  $   2.236  $   2.133         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.066  $   2.781  $   2.236         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,648      1,178        243         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.125         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.237         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             11         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD EQUITY INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.074  $   1.000         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.161  $   1.074         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         25,818      1,894         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.074  $   1.000         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.159  $   1.074         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            980         66         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.074  $   1.000         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.158  $   1.074         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,037         45         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.074  $   1.000         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.156  $   1.074         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,965         76         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.074  $   1.000         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.156  $   1.074         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,965         76         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.065         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.154         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            213         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.073  $   1.000         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.154  $   1.073         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            213         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.073  $   1.000         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.154  $   1.073         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            578        290         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.065         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.152         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              1         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.064         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.152         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            530         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.073  $   1.000         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.152  $   1.073         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            530         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.064         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.150         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   0.973  $   0.767  $   1.031  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.991  $   0.973  $   0.767  $   1.031         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         19,507     23,736     26,548     16,775         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.969  $   0.765  $   1.029  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.986  $   0.969  $   0.765  $   1.029         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            643        817        868        578         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.968  $   0.765  $   1.029  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.984  $   0.968  $   0.765  $   1.029         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,663      1,828      1,837      1,019         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.964  $   0.763  $   0.698         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.979  $   0.964  $   0.763         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,644      3,889      1,190         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.964  $   0.763  $   1.028  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.979  $   0.964  $   0.763  $   1.028         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,644      3,889      1,190        284         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.967         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.975         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            168         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.962  $   0.762  $   0.698         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.975  $   0.962  $   0.762         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            168        154         75         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.961  $   0.762  $   0.698         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.974  $   0.961  $   0.762         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            559        410          5         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.962         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.969         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.964         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.970         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            257         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.959  $   0.762  $   0.698         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.970  $   0.959  $   0.762         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            257         64         29         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.959         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.964         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.664  $   1.378  $   1.533  $   1.656  $   1.796  $   1.476
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.853  $   1.664  $   1.378  $   1.533  $   1.656  $   1.796
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        108,710    112,019    123,500    139,322    152,814    149,495
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.653  $   1.371  $   1.527  $   1.652  $   1.794  $   1.576
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.838  $   1.653  $   1.371  $   1.527  $   1.652  $   1.794
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,474      2,208      2,292      2,529      2,288        954
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.655  $   1.373  $   1.530  $   1.656         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.839  $   1.655  $   1.373  $   1.530         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            990        897        743        353         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.643  $   1.366  $   1.334         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.823  $   1.643  $   1.366         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,570      3,273      1,068         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.643  $   1.366  $   1.524  $   1.651         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.823  $   1.643  $   1.366  $   1.524         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,570      3,273      1,068        196         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.682         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.817         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            340         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.640  $   1.365  $   1.334         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.817  $   1.640  $   1.365         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            340         95         24         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.639  $   1.365  $   1.334         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.814  $   1.639  $   1.365         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            359        314          3         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.096         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.182         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             20         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.677         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.808         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            313         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.635  $   1.364  $   1.334         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.808  $   1.635  $   1.364         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            313        140          2         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.092         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.176         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   0.785  $   0.496  $   0.711  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.955  $   0.785  $   0.496  $   0.711         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,449      9,607      4,222      1,221         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.782  $   0.494  $   0.710  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.950  $   0.782  $   0.494  $   0.710         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            286        323        201         22         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.781  $   0.494  $   0.710  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.948  $   0.781  $   0.494  $   0.710         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            295        127         63         37         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.778  $   0.493  $   0.397         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.943  $   0.778  $   0.493         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,378      1,376        367         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.778  $   0.493  $   0.709  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.943  $   0.778  $   0.493  $   0.709         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,378      1,376        367         99         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.796         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.940         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             96         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.776  $   0.492  $   0.397         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.940  $   0.776  $   0.492         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             96        140         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.776  $   0.492  $   0.397         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.939  $   0.776  $   0.492         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            147         66          9         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.792         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.934         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              2         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.793         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.935         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             45         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.774  $   0.492  $   0.397         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.935  $   0.774  $   0.492         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             45         41          3         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.790         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.930         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   0.981  $   0.763  $   0.952  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.089  $   0.981  $   0.763  $   0.952         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,996      6,179      5,328      3,277         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.977  $   0.761  $   0.951  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.083  $   0.977  $   0.761  $   0.951         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            364        567        392        180         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.976  $   0.760  $   0.951  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.081  $   0.976  $   0.760  $   0.951         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            323        277        263        118         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.972  $   0.758  $   0.756         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.075  $   0.972  $   0.758         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,486      1,546        426         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.972  $   0.758  $   0.950  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.075  $   0.972  $   0.758  $   0.950         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,486      1,546        426         74         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.988         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.071         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            194         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.970  $   0.758  $   0.756         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.071  $   0.970  $   0.758         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            194        172          2         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.969  $   0.757  $   0.756         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.070  $   0.969  $   0.757         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            153        165         20         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.983         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.064         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.985         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.066         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            100         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.967  $   0.757  $   0.756         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.066  $   0.967  $   0.757         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            100         55          1         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.980         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.059         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.587  $   1.214  $   1.481  $   1.469  $   1.000         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.767  $   1.587  $   1.214  $   1.481  $   1.469         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         53,369     58,678     59,531     67,198     45,574         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.578  $   1.209  $   1.477  $   1.468  $   1.000         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.755  $   1.578  $   1.209  $   1.477  $   1.468         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,054      3,337      3,528      3,677      2,127         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.577  $   1.210  $   1.478  $   1.387         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.754  $   1.577  $   1.210  $   1.478         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,698      2,635      2,214      1,627         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.569  $   1.205  $   1.131         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.741  $   1.569  $   1.205         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,431      6,090      2,053         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.569  $   1.205  $   1.474  $   1.386         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.741  $   1.569  $   1.205  $   1.474         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,431      6,090      2,053        729         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.625         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.735         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            510         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.565  $   1.204  $   1.131         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.735  $   1.565  $   1.204         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            510        369         47         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.564  $   1.204  $   1.131         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.733  $   1.564  $   1.204         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            840        635         49         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.614         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.720         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              3         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.620         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.727         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            607         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.561  $   1.203  $   1.131         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.727  $   1.561  $   1.203         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            607        242         44         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.609         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.712         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.571  $   1.174  $   1.476  $   1.792  $   1.952  $   1.315
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.849  $   1.571  $   1.174  $   1.476  $   1.792  $   1.952
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        141,301    136,702    149,612    173,294    174,669     54,890
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.560  $   1.167  $   1.470  $   1.788  $   1.951  $   1.451
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.834  $   1.560  $   1.167  $   1.470  $   1.788  $   1.951
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          7,219      7,237      7,790      8,750      7,682      1,465
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.562  $   1.169  $   1.474  $   1.773         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.835  $   1.562  $   1.169  $   1.474         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          5,219      3,580      3,358      2,825         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.551  $   1.163  $   1.132         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.819  $   1.551  $   1.163         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         10,288      8,301      2,355         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.551  $   1.163  $   1.468  $   1.769         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.819  $   1.551  $   1.163  $   1.468         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         10,288      8,301      2,355        565         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.605         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.813         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,646         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.548  $   1.162  $   1.132         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.813  $   1.548  $   1.162         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,646        634         49         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.547  $   1.162  $   1.132         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.811  $   1.547  $   1.162         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,638        677         48         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   9.105         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  10.268         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              8         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.601         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.804         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,682         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.544  $   1.161  $   1.132         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.804  $   1.544  $   1.161         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,682         76         22         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.584         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.783         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              7         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   0.458  $   0.287  $   0.473  $   0.621  $   1.000         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.458  $   0.458  $   0.287  $   0.473  $   0.621         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         59,481     84,814     70,939     83,872     53,985         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.455  $   0.286  $   0.472  $   0.620  $   1.000         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.455  $   0.455  $   0.286  $   0.472  $   0.620         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,150      4,301      3,939      4,200      2,603         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.455  $   0.286  $   0.473  $   0.729         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.455  $   0.455  $   0.286  $   0.473         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,292      2,663      2,131      1,864         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.453  $   0.285  $   0.257         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.452  $   0.453  $   0.285         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          7,047      7,332      2,285         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.453  $   0.285  $   0.471  $   0.728         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.452  $   0.453  $   0.285  $   0.471         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          7,047      7,332      2,285        629         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.471         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.450         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            956         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.452  $   0.285  $   0.257         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.450  $   0.452  $   0.285         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            956        782          1         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.451  $   0.285  $   0.257         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.449  $   0.451  $   0.285         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,223      1,359         37         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.467         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.446         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.469         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.448         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            277         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.451  $   0.284  $   0.257         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.448  $   0.451  $   0.284         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            277        323          4         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.466         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.444         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.126  $   0.858  $   0.976         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.251  $   1.126  $   0.858         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         53,371     29,388      4,478         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.123  $   0.858  $   1.000         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.246  $   1.123  $   0.858         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,478        925        311         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.122  $   0.857  $   1.000         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.244  $   1.122  $   0.857         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,632      1,219        116         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.119  $   0.856  $   0.768         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.239  $   1.119  $   0.856         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         17,445     15,417      1,451         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.119  $   0.856  $   1.000         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.239  $   1.119  $   0.856         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         17,445     15,417      1,451         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.152         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.235         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,879         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.117  $   0.856  $   0.768         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.235  $   1.117  $   0.856         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,879      1,204        181         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.116  $   0.856  $   0.768         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.233  $   1.116  $   0.856         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,097      1,360        121         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.150         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.230         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              2         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.149         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.229         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,006         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.114  $   0.855  $   0.768         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.229  $   1.114  $   0.855         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,006        286         50         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.146         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.224         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.091  $   0.768  $   0.986         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.263  $   1.091  $   0.768         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         37,557     19,078      2,200         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.088  $   0.767  $   0.986         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.258  $   1.088  $   0.767         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            963        661        118         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.087  $   0.767  $   0.986         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.256  $   1.087  $   0.767         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,888        902         73         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.085  $   0.766  $   0.716         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.251  $   1.085  $   0.766         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          8,190      6,692      1,462         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.085  $   0.766  $   0.986         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.251  $   1.085  $   0.766         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          8,190      6,692      1,462         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.114         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.246         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,050         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.082  $   0.766  $   0.716         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.246  $   1.082  $   0.766         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,050        923         67         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.082  $   0.766  $   0.716         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.245  $   1.082  $   0.766         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,685      1,139         88         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $  11.462         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  12.803         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.111         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.240         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            906         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.079  $   0.765  $   0.716         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.240  $   1.079  $   0.765         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            906        431        191         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.109         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.236         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              9         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.211  $   0.996  $   1.083  $   1.068  $   1.070  $   1.035
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.285  $   1.211  $   0.996  $   1.083  $   1.068  $   1.070
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         99,421    116,081     66,625     56,423     29,644     20,235
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.203  $   0.990  $   1.079  $   1.065  $   1.069  $   1.084
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.274  $   1.203  $   0.990  $   1.079  $   1.065  $   1.069
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,485      5,225      3,543      2,770      2,132        481
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.204  $   0.992  $   1.081  $   1.128         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.275  $   1.204  $   0.992  $   1.081         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,024      2,497      1,155        794         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.196  $   0.986  $   0.938         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.264  $   1.196  $   0.986         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         19,217     20,153      3,359         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.196  $   0.986  $   1.077  $   1.125         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.264  $   1.196  $   0.986  $   1.077         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         19,217     20,153      3,359        766         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.205         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.259         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,885         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.193  $   0.986  $   0.938         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.259  $   1.193  $   0.986         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,885      1,363        112         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.192  $   0.986  $   0.938         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.258  $   1.192  $   0.986         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,337      1,990         51         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $  10.371         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  10.829         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              4         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.201         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.253         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,553         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.190  $   0.985  $   0.938         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.253  $   1.190  $   0.985         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,553        743         80         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.188         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.239         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   4.206  $   3.324  $   4.340  $   5.012  $   5.608  $   4.712
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.586  $   4.206  $   3.324  $   4.340  $   5.012  $   5.608
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        115,308    133,354    146,694    178,287    194,774    191,225
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   4.177  $   3.306  $   4.323  $   4.999  $   5.602  $   5.182
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.547  $   4.177  $   3.306  $   4.323  $   4.999  $   5.602
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,108      3,507      3,443      3,811      3,552      1,310
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   4.182  $   3.311  $   4.332  $   5.175         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.550  $   4.182  $   3.311  $   4.332         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,535      1,375      1,243        890         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.152  $   3.293  $   3.125         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.511  $   4.152  $   3.293         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,083      4,174      1,091         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   4.152  $   3.293  $   4.315  $   5.161         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.511  $   4.152  $   3.293  $   4.315         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,083      4,174      1,091        212         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.211         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.495         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            421         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.144  $   3.291  $   3.125         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.495  $   4.144  $   3.291         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            421        353        123         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.141  $   3.290  $   3.125         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.489  $   4.141  $   3.290         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            693        655         28         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.925         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.986         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             60         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.198         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.473         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            375         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   4.132  $   3.288  $   3.125         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   4.473  $   4.132  $   3.288         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            375        238         11         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.922         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.981         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.042  $   0.699  $   0.854  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.283  $   1.042  $   0.699  $   0.854         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         56,814     27,889     15,665      5,121         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.038  $   0.697  $   0.854  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.276  $   1.038  $   0.697  $   0.854         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,402      1,178        754        225         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.036  $   0.696  $   0.853  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.274  $   1.036  $   0.696  $   0.853         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,107      1,108        816        236         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.032  $   0.694  $   0.708         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.267  $   1.032  $   0.694         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          7,695      5,606      1,405         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.032  $   0.694  $   0.852  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.267  $   1.032  $   0.694  $   0.852         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          7,695      5,606      1,405         64         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.071         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.262         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            960         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.030  $   0.694  $   0.708         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.262  $   1.030  $   0.694         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            960        595         59         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.029  $   0.694  $   0.708         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.261  $   1.029  $   0.694         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,119        717         26         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.067         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.255         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             10         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.068         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.256         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            902         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.027  $   0.693  $   0.708         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.256  $   1.027  $   0.693         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            902        108         22         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.063         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.249         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.587  $   1.207  $   1.489  $   1.856  $   2.267  $   1.641
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.850  $   1.587  $   1.207  $   1.489  $   1.856  $   2.267
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        229,281    250,801    281,655    339,519    399,368    391,871
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.576  $   1.201  $   1.483  $   1.851  $   2.265  $   1.806
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.835  $   1.576  $   1.201  $   1.483  $   1.851  $   2.265
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,899      3,688      3,970      4,466      4,366        970
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.578  $   1.203  $   1.487  $   1.842         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.836  $   1.578  $   1.203  $   1.487         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,765      1,138        891        733         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.566  $   1.196  $   1.216         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.820  $   1.566  $   1.196         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,197      4,538      1,320         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.566  $   1.196  $   1.481  $   1.838         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.820  $   1.566  $   1.196  $   1.481         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,197      4,538      1,320        394         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.580         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.814         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,167         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.563  $   1.195  $   1.216         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.814  $   1.563  $   1.195         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,167        376         27         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.562  $   1.195  $   1.216         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.812  $   1.562  $   1.195         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            915        325         10         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.881         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.010         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             34         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.576         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.805         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,210         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.559  $   1.194  $   1.216         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.805  $   1.559  $   1.194         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,210        148         35         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.879         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.005         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              4         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.326  $   0.874  $   0.932  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.532  $   1.326  $   0.874  $   0.932         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         18,203     13,557      8,439        865         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.321  $   0.871  $   0.931  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.524  $   1.321  $   0.871  $   0.931         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            683        509        287         57         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.319  $   0.871  $   0.931  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.521  $   1.319  $   0.871  $   0.931         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            433        191        142         20         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.314  $   0.869  $   0.907         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.513  $   1.314  $   0.869         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,550      1,625        483         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.314  $   0.869  $   0.930  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.513  $   1.314  $   0.869  $   0.930         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,550      1,625        483         51         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.340         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.507         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            474         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.311  $   0.868  $   0.907         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.507  $   1.311  $   0.868         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            474        310          5         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.310  $   0.868  $   0.907         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.505  $   1.310  $   0.868         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            419        226          8         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.334         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.498         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             12         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.336         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.500         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            563         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.308  $   0.867  $   0.907         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.500  $   1.308  $   0.867         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            563         15          9         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.330         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.491         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   2.791  $   2.053  $   2.423  $   2.546  $   2.056  $   1.371
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.210  $   2.791  $   2.053  $   2.423  $   2.546  $   2.056
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        223,973    261,643    304,733    376,063    377,347    181,142
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.772  $   2.042  $   2.414  $   2.540  $   2.054  $   1.589
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.183  $   2.772  $   2.042  $   2.414  $   2.540  $   2.054
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          8,505      9,734     11,277     13,702     11,574      3,185
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.775  $   2.045  $   2.419  $   2.573         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.185  $   2.775  $   2.045  $   2.419         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,072      3,286      3,640      4,091         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.756  $   2.034  $   1.914         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.158  $   2.756  $   2.034         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,540      2,580      1,102         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.756  $   2.034  $   2.409  $   2.566         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.158  $   2.756  $   2.034  $   2.409         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,540      2,580      1,102        869         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.809         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.146         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            503         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.750  $   2.033  $   1.914         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.146  $   2.750  $   2.033         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            503        193         69         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.748  $   2.032  $   1.914         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.142  $   2.748  $   2.032         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             78         98         14         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.063         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.307         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             41         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.801         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.131         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             56         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.742  $   2.031  $   1.914         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   3.131  $   2.742  $   2.031         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             56         13         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.057         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.296         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.205  $   0.852  $   0.991  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.384  $   1.205  $   0.852  $   0.991         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        186,816    195,560    155,364     51,670         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.200  $   0.850  $   0.991  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.377  $   1.200  $   0.850  $   0.991         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          7,316      7,468      5,720      1,477         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.199  $   0.849  $   0.990  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.374  $   1.199  $   0.849  $   0.990         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          9,810      8,387      6,377      2,699         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.194  $   0.847  $   0.821         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.367  $   1.194  $   0.847         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         35,615     34,214      8,818         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.194  $   0.847  $   0.989  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.367  $   1.194  $   0.847  $   0.989         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         35,615     34,214      8,818      1,171         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.210         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.362         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,761         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.192  $   0.846  $   0.821         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.362  $   1.192  $   0.846         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,761      3,023        480         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.191  $   0.846  $   0.821         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.360  $   1.191  $   0.846         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,185      2,824        158         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.205         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.353         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             19         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.207         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.355         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,222         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.188  $   0.846  $   0.821         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.355  $   1.188  $   0.846         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,222      1,218        315         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.201         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.347         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             22         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.905  $   1.915  $   1.911  $   1.863  $   1.777  $   1.716
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.899  $   1.905  $   1.915  $   1.911  $   1.863  $   1.777
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        118,238    171,179    293,058    276,875    180,014    270,072
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.892  $   1.904  $   1.903  $   1.858  $   1.776  $   1.735
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.883  $   1.892  $   1.904  $   1.903  $   1.858  $   1.776
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,694      5,306      8,804      6,226      2,940        917
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.894  $   1.907  $   1.907  $   1.870         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.884  $   1.894  $   1.907  $   1.907         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,119      1,522      2,326      1,387         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.881  $   1.897  $   1.900         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.868  $   1.881  $   1.897         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,937      6,630      3,220         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.881  $   1.897  $   1.900  $   1.865         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.868  $   1.881  $   1.897  $   1.900         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          4,937      6,630      3,220        941         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.875         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.862         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            618         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.877  $   1.896  $   1.900         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.862  $   1.877  $   1.896         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            618        580        133         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.875  $   1.895  $   1.900         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.859  $   1.875  $   1.895         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            858        676        127         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.013         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.005         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.869         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.853         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            761         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.871  $   1.894  $   1.899         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.853  $   1.871  $   1.894         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            761        229        139         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.065         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.054         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   2.765  $   2.738  $   2.563  $   2.414  $   2.217  $   2.211
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.844  $   2.765  $   2.738  $   2.563  $   2.414  $   2.217
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         49,453     64,103     94,164     60,191     43,651     52,197
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.746  $   2.723  $   2.553  $   2.408  $   2.214  $   2.232
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.820  $   2.746  $   2.723  $   2.553  $   2.408  $   2.214
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,670      2,179      2,519      1,526        606        270
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.749  $   2.727  $   2.558  $   2.434         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.821  $   2.749  $   2.727  $   2.558         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            689        731      1,012        302         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.730  $   2.712  $   2.671         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.798  $   2.730  $   2.712         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,548      7,562      3,201         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   2.730  $   2.712  $   2.548  $   2.428         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.798  $   2.730  $   2.712  $   2.548         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,548      7,562      3,201        305         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.740         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.787         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            644         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.724  $   2.710  $   2.671         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.787  $   2.724  $   2.710         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            644        633        149         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.722  $   2.710  $   2.671         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.784  $   2.722  $   2.710         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            536        349         12         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.254         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.274         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              5         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.732         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.774         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            384         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   2.717  $   2.708  $   2.671         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   2.774  $   2.717  $   2.708         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            384        262         40         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.251         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.268         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.082  $   0.730  $   0.929         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.233  $   1.082  $   0.730         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         42,958     27,880      7,631         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.079  $   0.729  $   0.929         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.228  $   1.079  $   0.729         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,554        853        199         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.078  $   0.729  $   0.929         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.226  $   1.078  $   0.729         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,714        798         90         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.075  $   0.728  $   0.672         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.221  $   1.075  $   0.728         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         10,377      7,988      1,286         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.075  $   0.728  $   0.929         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.221  $   1.075  $   0.728         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         10,377      7,988      1,286         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.135         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.217         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,619         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.073  $   0.728  $   0.672         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.217  $   1.073  $   0.728         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,619        929         49         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.072  $   0.727  $   0.672         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.216  $   1.072  $   0.727         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,609      1,723         58         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $  11.501         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  12.310         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              2         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.132         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.211         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,836         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.070  $   0.727  $   0.672         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.211  $   1.070  $   0.727         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,836        254         15         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.130         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.207         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              1         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.721  $   1.118  $   1.622  $   1.931  $   2.251  $   1.374
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.907  $   1.721  $   1.118  $   1.622  $   1.931  $   2.251
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        175,080    207,965    218,257    249,660    269,723    198,856
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.709  $   1.112  $   1.616  $   1.926  $   2.248  $   1.510
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.890  $   1.709  $   1.112  $   1.616  $   1.926  $   2.248
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          6,456      7,251      7,442      7,567      6,960      1,735
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.711  $   1.114  $   1.620  $   1.856         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.892  $   1.711  $   1.114  $   1.620         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,312      2,267      1,882      1,244         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.699  $   1.108  $   1.080         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.876  $   1.699  $   1.108         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          8,853      9,267      2,644         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.699  $   1.108  $   1.613  $   1.851         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.876  $   1.699  $   1.108  $   1.613         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          8,853      9,267      2,644        656         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.762         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.869         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,126         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.695  $   1.107  $   1.080         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.869  $   1.695  $   1.107         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,126        653        144         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.694  $   1.107  $   1.080         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.867  $   1.694  $   1.107         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,067        899         51         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.238         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.311         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             36         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.757         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.860         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            603         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.691  $   1.106  $   1.080         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.860  $   1.691  $   1.106         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            603        356         59         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.235         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.305         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   5.335  $   4.271  $   5.710  $   6.587  $   7.176  $   6.066
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.488  $   5.335  $   4.271  $   5.710  $   6.587  $   7.176
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                        396,626    465,306    522,928    614,994    655,469    638,407
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   5.298  $   4.248  $   5.687  $   6.571  $   7.169  $   6.716
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.442  $   5.298  $   4.248  $   5.687  $   6.571  $   7.169
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         11,381     12,886     13,876     15,526     14,517      5,859
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   5.304  $   4.255  $   5.699  $   6.708         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.446  $   5.304  $   4.255  $   5.699         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          5,515      4,785      4,458      3,450         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   5.267  $   4.232  $   3.999         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.400  $   5.267  $   4.232         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         11,216     11,111      3,830         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   5.267  $   4.232  $   5.676  $   6.691         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.400  $   5.267  $   4.232  $   5.676         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         11,216     11,111      3,830      1,174         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   5.275         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.380         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,378         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   5.256  $   4.229  $   3.999         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.380  $   5.256  $   4.229         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,378        882        212         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   5.252  $   4.228  $   3.999         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.373  $   5.252  $   4.228         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,273      1,199        107         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.893         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.909         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            193         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   5.260         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.354         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,458         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   5.241  $   4.225  $   3.999         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   5.354  $   5.241  $   4.225         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,458        360         74         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.890         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   0.905         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             26         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.082  $   1.072  $   1.007         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.090  $   1.082  $   1.072         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         83,522    115,520    159,439         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.079  $   1.071  $   1.007         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.086  $   1.079  $   1.071         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          3,114      3,940      4,334         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.078  $   1.071  $   1.007         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.085  $   1.078  $   1.071         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,895      1,760      2,762         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.075  $   1.070  $   1.042         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.080  $   1.075  $   1.070         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         23,814     27,228      7,799         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.075  $   1.070  $   1.007         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.080  $   1.075  $   1.070         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         23,814     27,228      7,799         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.077         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.076         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,826         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.073  $   1.069  $   1.042         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.076  $   1.073  $   1.069         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,826      1,750        535         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.072  $   1.069  $   1.042         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.075  $   1.072  $   1.069         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,121      1,662        178         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.075         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.072         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              3         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.074         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.071         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,932         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.070  $   1.068  $   1.042         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.071  $   1.070  $   1.068         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,932        584        190         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.072         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.067         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              3         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   0.971  $   0.764  $   1.000  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.061  $   0.971  $   0.764  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         50,682     54,847     46,156     19,695         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.967  $   0.762  $   0.999  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.055  $   0.967  $   0.762  $   0.999         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,442      2,651      2,819      1,087         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.965  $   0.762  $   0.999  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.053  $   0.965  $   0.762  $   0.999         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          2,490      2,151      1,623        782         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.962  $   0.760  $   0.750         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.048  $   0.962  $   0.760         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         10,619     10,936      2,764         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   0.962  $   0.760  $   0.998  $   1.000         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.048  $   0.962  $   0.760  $   0.998         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         10,619     10,936      2,764        309         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.965         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.044         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            554         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.959  $   0.759  $   0.750         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.044  $   0.959  $   0.759         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            554        345         81         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.959  $   0.759  $   0.750         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.042  $   0.959  $   0.759         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,080        574         86         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.961         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.037         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              7         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.962         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.039         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,010         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.957  $   0.759  $   0.750         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.039  $   0.957  $   0.759         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,010        279         75         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   0.958         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.032         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                  AS OF DECEMBER 31,
SUB-ACCOUNT                                 2004       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
      of period                           $   1.117  $   0.797  $   0.975         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.311  $   1.117  $   0.797         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         30,338     12,917      2,475         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.114  $   0.796  $   0.975         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.306  $   1.114  $   0.796         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            989        620        147         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.113  $   0.796  $   0.975         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.304  $   1.113  $   0.796         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          1,018        386         37         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.110  $   0.795  $   0.738         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.299  $   1.110  $   0.795         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          5,609      4,140        818         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning
      of period                           $   1.110  $   0.795  $   0.975         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.299  $   1.110  $   0.795         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                          5,609      4,140        818         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.142         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.294         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            512         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.108  $   0.795  $   0.738         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.294  $   1.108  $   0.795         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            512        289         19         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (35
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.107  $   0.795  $   0.738         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.293  $   1.107  $   0.795         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            770        611         37         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $  12.988         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $  14.698         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                              1         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND
    THE HARTFORD'S PRINCIPAL FIRST (50
    BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.139         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.288         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            620         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.105  $   0.794  $   0.738         --         --         --
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.288  $   1.105  $   0.794         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                            620        204         65         --         --         --
--------------------------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT, EARNINGS
    PROTECTION BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
      of period                           $   1.136         --         --         --         --         --(a)
--------------------------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of
      period                              $   1.284         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                             --         --         --         --         --         --
--------------------------------------------------------------------------------------------------------------

 (a)  Inception date January 30, 2004.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                            EVERGREEN VA    EVERGREEN VA  EVERGREEN VA
                           FOUNDATION FUND      FUND      GROWTH FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --              --            --
      Class IB...........       --              --            --
      Other class........       164,876         32,488        111,123
                             ==========       ========     ==========
    Cost:
      Class IA...........       --              --            --
      Class IB...........       --              --            --
      Other class........    $1,985,524       $379,249     $1,188,589
                             ==========       ========     ==========
    Market Value:
    Class IA.............       --              --            --
    Class IB.............       --              --            --
    Other class..........    $2,265,397       $422,018     $1,533,499
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --               3,659        --
  Receivable from fund
   shares sold...........        89,843         --            --
  Other assets...........       --              --            --
                             ----------       --------     ----------
  Total Assets...........     2,355,240        425,677      1,533,499
                             ----------       --------     ----------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............        89,843         --                 68
  Payable for fund shares
   purchased.............       --               3,659        --
  Other liabilities......            10         --                 14
                             ----------       --------     ----------
  Total Liabilities......        89,853          3,659             82
                             ----------       --------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,265,387       $422,018     $1,533,417
                             ==========       ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           EVERGREEN VA                  EVERGREEN VA    EVERGREEN VA   EVERGREEN VA
                           INTERNATIONAL  EVERGREEN VA  SPECIAL VALUES  SPECIAL EQUITY   GROWTH AND   HARTFORD ADVISERS
                            EQUITY FUND    OMEGA FUND        FUND            FUND       INCOME FUND       HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  ------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --             --             --              --            202,986,832
      Class IB...........      --             --             --             --              --             44,012,939
      Other class........      443,594        176,993        266,673         80,203         152,671         --
                            ==========     ==========     ==========       ========      ==========    ==============
    Cost:
      Class IA...........      --             --             --             --              --         $4,302,201,728
      Class IB...........      --             --             --             --              --            983,459,060
      Other class........   $4,709,157     $2,455,172     $3,525,347       $793,296      $2,263,331         --
                            ==========     ==========     ==========       ========      ==========    ==============
    Market Value:
    Class IA.............      --             --             --             --              --         $4,677,469,013
    Class IB.............      --             --             --             --              --          1,019,865,212
    Other class..........   $5,598,158     $2,867,285     $4,349,436       $915,917      $2,528,239         --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        5,233        --              15,066            645         --              --
  Receivable from fund
   shares sold...........      --              19,095        --             --                  124         3,762,362
  Other assets...........           12              3              4        --              --                 10,175
                            ----------     ----------     ----------       --------      ----------    --------------
  Total Assets...........    5,603,403      2,886,383      4,364,506        916,562       2,528,363     5,701,106,762
                            ----------     ----------     ----------       --------      ----------    --------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............      --              19,095        --             --                  124         3,762,362
  Payable for fund shares
   purchased.............        5,233        --              15,066            645         --              --
  Other liabilities......      --             --             --                   4              12         --
                            ----------     ----------     ----------       --------      ----------    --------------
  Total Liabilities......        5,233         19,095         15,066            649             136         3,762,362
                            ----------     ----------     ----------       --------      ----------    --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $5,598,170     $2,867,288     $4,349,440       $915,913      $2,528,227    $5,697,344,400
                            ==========     ==========     ==========       ========      ==========    ==============

                                            HARTFORD CAPITAL
                            HARTFORD BOND   APPRECIATION HLS
                              HLS FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      82,743,978        94,863,226
      Class IB...........      51,649,764        31,163,887
      Other class........        --               --
                           ==============    ==============
    Cost:
      Class IA...........  $  919,313,456    $3,904,670,799
      Class IB...........     609,980,505     1,274,544,317
      Other class........        --               --
                           ==============    ==============
    Market Value:
    Class IA.............  $  988,200,819    $5,068,707,691
    Class IB.............     612,357,434     1,657,439,192
    Other class..........        --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....         702,263         2,083,695
  Receivable from fund
   shares sold...........        --               --
  Other assets...........        --                   5,997
                           --------------    --------------
  Total Assets...........   1,601,260,516     6,728,236,575
                           --------------    --------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............        --               --
  Payable for fund shares
   purchased.............         702,263         2,083,696
  Other liabilities......             260         --
                           --------------    --------------
  Total Liabilities......         702,523         2,083,696
                           --------------    --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,600,557,993    $6,726,152,879
                           ==============    ==============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           HARTFORD DIVIDEND                  HARTFORD GLOBAL
                            AND GROWTH HLS    HARTFORD FOCUS   ADVISERS HLS
                                 FUND            HLS FUND          FUND
                              SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  --------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      134,478,366       3,425,724       19,440,196
      Class IB...........       47,760,509       3,440,310        5,935,752
      Other class........        --                --              --
                            ==============     ===========     ============
    Cost:
      Class IA...........   $2,336,647,078     $32,989,903     $223,373,036
      Class IB...........      835,289,799      30,766,443       66,008,802
      Other class........        --                --              --
                            ==============     ===========     ============
    Market Value:
    Class IA.............   $2,800,591,714     $34,884,298     $243,546,887
    Class IB.............      991,416,562      34,856,414       73,813,082
    Other class..........        --                --              --
  Due from Hartford
   Life & Annuity
   Insurance Company.....          946,249         --               132,542
  Receivable from fund
   shares sold...........        --                    878         --
  Other assets...........        --                     38         --
                            --------------     -----------     ------------
  Total Assets...........    3,792,954,525      69,741,628      317,492,511
                            --------------     -----------     ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............        --                    878         --
  Payable for fund shares
   purchased.............          946,249         --               132,542
  Other liabilities......              940         --                   417
                            --------------     -----------     ------------
  Total Liabilities......          947,189             878          132,959
                            --------------     -----------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $3,792,007,336     $69,740,750     $317,359,552
                            ==============     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                            HARTFORD GLOBAL                                                       HARTFORD
                           HARTFORD GLOBAL     FINANCIAL                      HARTFORD GLOBAL  HARTFORD GLOBAL   DISCIPLINED
                           COMMUNICATIONS    SERVICES HLS    HARTFORD GLOBAL    LEADERS HLS    TECHNOLOGY HLS      EQUITY
                              HLS FUND           FUND        HEALTH HLS FUND       FUND             FUND          HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      1,183,678        1,142,121        8,369,525       22,927,729        8,487,994      32,100,811
      Class IB...........      1,174,198        1,485,869        5,852,174       11,861,085        7,265,587      18,636,364
      Other class........       --               --               --               --               --               --
                             ===========      ===========     ============     ============      ===========    ============
    Cost:
      Class IA...........    $ 6,785,931      $10,327,936     $111,815,279     $393,855,517      $67,942,511    $398,133,911
      Class IB...........      6,623,020       12,803,678       80,318,554      182,217,115       36,008,786     202,970,877
      Other class........       --               --               --               --               --               --
                             ===========      ===========     ============     ============      ===========    ============
    Market Value:
    Class IA.............    $10,461,605      $12,386,592     $141,603,328     $422,139,724      $41,955,493    $385,735,192
    Class IB.............     10,316,818       16,039,762       98,203,141      217,282,351       35,566,239     222,418,789
    Other class..........       --               --               --               --               --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --               --               --                497,890         --               572,632
  Receivable from fund
   shares sold...........          2,464            7,006          127,298         --                 67,277         --
  Other assets...........       --               --               --                  1,492              287             851
                             -----------      -----------     ------------     ------------      -----------    ------------
  Total Assets...........     20,780,887       28,433,360      239,933,767      639,921,457       77,589,296     608,727,464
                             -----------      -----------     ------------     ------------      -----------    ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............          2,464            7,006          127,298         --                 67,277         --
  Payable for fund shares
   purchased.............       --               --               --                497,890         --               572,632
  Other liabilities......            103               56              258         --               --               --
                             -----------      -----------     ------------     ------------      -----------    ------------
  Total Liabilities......          2,567            7,062          127,556          497,890           67,277         572,632
                             -----------      -----------     ------------     ------------      -----------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $20,778,320      $28,426,298     $239,806,211     $639,423,567      $77,522,019    $608,154,832
                             ===========      ===========     ============     ============      ===========    ============


                                            HARTFORD GROWTH
                           HARTFORD GROWTH   OPPORTUNITIES
                              HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     13,914,894        3,899,986
      Class IB...........     11,496,364        3,499,917
      Other class........       --               --
                            ============     ============
    Cost:
      Class IA...........   $150,645,627     $ 88,112,864
      Class IB...........    122,194,396       76,141,908
      Other class........       --               --
                            ============     ============
    Market Value:
    Class IA.............   $173,459,671     $107,741,399
    Class IB.............    142,334,670       96,054,174
    Other class..........       --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        222,696          786,676
  Receivable from fund
   shares sold...........       --               --
  Other assets...........            786              149
                            ------------     ------------
  Total Assets...........    316,017,823      204,582,398
                            ------------     ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --               --
  Payable for fund shares
   purchased.............        222,696          786,676
  Other liabilities......       --               --
                            ------------     ------------
  Total Liabilities......        222,696          786,676
                            ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $315,795,127     $203,795,722
                            ============     ============

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                               HARTFORD
                                                            INTERNATIONAL
                                                               CAPITAL
                           HARTFORD HIGH   HARTFORD INDEX  APPRECIATION HLS
                           YIELD HLS FUND     HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     24,294,756      19,493,720       10,166,700
      Class IB...........     23,028,672       4,958,536        9,093,067
      Other class........       --              --               --
                            ============    ============     ============
    Cost:
      Class IA...........   $231,894,175    $473,160,629     $104,381,175
      Class IB...........    214,392,165     141,930,333       89,621,583
      Other class........       --              --               --
                            ============    ============     ============
    Market Value:
    Class IA.............   $249,357,685    $627,058,371     $126,579,479
    Class IB.............    234,192,363     158,772,002      112,439,930
    Other class..........       --              --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        146,129        --                535,731
  Receivable from fund
   shares sold...........       --               221,432         --
  Other assets...........          1,268        --                    216
                            ------------    ------------     ------------
  Total Assets...........    483,697,445     786,051,805      239,555,356
                            ------------    ------------     ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --               221,432         --
  Payable for fund shares
   purchased.............        146,129        --                535,731
  Other liabilities......       --                   952         --
                            ------------    ------------     ------------
  Total Liabilities......        146,129         222,384          535,731
                            ------------    ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $483,551,316    $785,829,421     $239,019,625
                            ============    ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             HARTFORD       HARTFORD                                                           HARTFORD
                           INTERNATIONAL  INTERNATIONAL                                    HARTFORD MONEY      MORTGAGE
                           SMALL COMPANY  OPPORTUNITIES  HARTFORD MIDCAP  HARTFORD MIDCAP  MARKET HLS FUND  SECURITIES HLS
                             HLS FUND       HLS FUND        HLS FUND      VALUE HLS FUND     SUB-ACCOUNT         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    (A)(B)(C)(D)(E)   SUB-ACCOUNT
                           -------------  -------------  ---------------  ---------------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     3,120,879     45,758,654      28,429,439       33,567,004      288,623,932       17,189,010
      Class IB...........     3,254,276     16,724,870       2,618,720       25,689,294      155,145,225       12,171,792
      Other class........       --             --             --               --               --               --
                           ============   ============    ============     ============     ============     ============
    Cost:
      Class IA...........  $ 37,082,092   $555,059,135    $507,372,594     $343,691,607     $288,623,932     $192,254,755
      Class IB...........    39,522,481    170,030,249      62,444,764      262,452,575      155,145,225      143,036,879
      Other class........       --             --             --               --               --               --
                           ============   ============    ============     ============     ============     ============
    Market Value:
    Class IA.............  $ 45,312,458   $542,554,000    $813,453,997     $475,153,462     $288,623,932     $201,233,669
    Class IB.............    46,925,137    197,775,144      74,427,281      361,690,158      155,145,225      141,312,747
    Other class..........       --             --             --               --               --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....       150,135        332,695        --               --                664,460         --
  Receivable from fund
   shares sold...........       --             --              270,086          544,063         --                236,237
  Other assets...........            31            138        --               --                  1,110              184
                           ------------   ------------    ------------     ------------     ------------     ------------
  Total Assets...........    92,387,761    740,661,977     888,151,364      837,387,683      444,434,727      342,782,837
                           ------------   ------------    ------------     ------------     ------------     ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --             --              270,086          544,063         --                236,237
  Payable for fund shares
   purchased.............       150,135        332,695        --               --                664,460         --
  Other liabilities......       --             --                1,420               58         --               --
                           ------------   ------------    ------------     ------------     ------------     ------------
  Total Liabilities......       150,135        332,695         271,506          544,121          664,460          236,237
                           ------------   ------------    ------------     ------------     ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $ 92,237,626   $740,329,282    $887,879,858     $836,843,562     $443,770,267     $342,546,600
                           ============   ============    ============     ============     ============     ============


                           HARTFORD SMALL     HARTFORD
                            COMPANY HLS    SMALLCAP GROWTH
                                FUND          HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     25,659,124       7,206,616
      Class IB...........      9,295,641       8,318,980
      Other class........       --              --
                            ============    ============
    Cost:
      Class IA...........   $347,000,870    $120,258,401
      Class IB...........    119,728,644     137,588,439
      Other class........       --              --
                            ============    ============
    Market Value:
    Class IA.............   $416,984,708    $146,013,248
    Class IB.............    149,275,621     168,147,388
    Other class..........       --              --
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --             1,026,843
  Receivable from fund
   shares sold...........        401,956        --
  Other assets...........       --                   425
                            ------------    ------------
  Total Assets...........    566,662,285     315,187,904
                            ------------    ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............        401,956        --
  Payable for fund shares
   purchased.............       --             1,026,843
  Other liabilities......          1,426        --
                            ------------    ------------
  Total Liabilities......        403,382       1,026,843
                            ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $566,258,903    $314,161,061
                            ============    ============

(a) Effective August 27, 2004, First American International Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(b) Effective August 27, 2004, First American Large Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(c) Effective August 27, 2004, First American Mid Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(d) Effective August 27, 2004, First American Small Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(e) Effective August 27, 2004, First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                            HARTFORD U.S.
                                              GOVERNMENT
                           HARTFORD STOCK   SECURITIES HLS  HARTFORD VALUE
                              HLS FUND           FUND          HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      57,135,686      17,920,721       9,489,536
      Class IB...........      11,098,018      20,175,455       9,033,723
      Other class........        --              --              --
                           ==============    ============    ============
    Cost:
      Class IA...........  $2,420,627,309    $198,017,391    $ 87,744,786
      Class IB...........     499,140,722     227,434,817      78,985,044
      Other class........        --              --              --
                           ==============    ============    ============
    Market Value:
    Class IA.............  $2,612,478,849    $201,475,497    $101,785,270
    Class IB.............     506,001,294     225,860,188      96,414,314
    Other class..........        --              --              --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        --               401,549         119,333
  Receivable from fund
   shares sold...........         582,583        --              --
  Other assets...........           3,899        --                   244
                           --------------    ------------    ------------
  Total Assets...........   3,119,066,625     427,737,234     198,319,161
                           --------------    ------------    ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............         582,583        --              --
  Payable for fund shares
   purchased.............        --               401,549         119,333
  Other liabilities......        --                   660        --
                           --------------    ------------    ------------
  Total Liabilities......         582,583         402,209         119,333
                           --------------    ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $3,118,484,042    $427,335,025    $198,199,828
                           ==============    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                           MERRILL LYNCH
                           HARTFORD VALUE                   MERRILL LYNCH    LARGE CAP
                           OPPORTUNITIES   HARTFORD EQUITY  GLOBAL GROWTH     GROWTH      JENNISON 20/20
                              HLS FUND     INCOME HLS FUND    V.I. FUND      V.I. FUND    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ---------------  -------------  -------------  ---------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      4,346,856       6,018,520        --             --             --                --
      Class IB...........      3,872,634       1,666,884        --             --             --                --
      Other class........       --              --              139,018        392,081         23,866             43,905
                            ============     ===========     ==========     ==========       ========           ========
    Cost:
      Class IA...........   $ 64,260,804     $65,290,283        --             --             --                --
      Class IB...........     56,086,387      18,029,088        --             --             --                --
      Other class........       --              --           $1,529,302     $3,417,428       $228,203           $650,256
                            ============     ===========     ==========     ==========       ========           ========
    Market Value:
    Class IA.............   $ 78,957,587     $70,071,042        --             --             --                --
    Class IB.............     69,944,027      19,371,652        --             --             --                --
    Other class..........       --              --           $1,342,916     $3,905,125       $291,883           $788,976
  Due from Hartford
   Life & Annuity
   Insurance Company.....        174,988         333,312        --             --             --                --
  Receivable from fund
   shares sold...........       --              --                   54            174             14                 38
  Other assets...........              6        --                    6        --             --                --
                            ------------     -----------     ----------     ----------       --------           --------
  Total Assets...........    149,076,608      89,776,006      1,342,976      3,905,299        291,897            789,014
                            ------------     -----------     ----------     ----------       --------           --------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --              --                   54            174             14                 39
  Payable for fund shares
   purchased.............        174,988         333,312        --             --             --                --
  Other liabilities......       --                    28        --                   6        --                --
                            ------------     -----------     ----------     ----------       --------           --------
  Total Liabilities......        174,988         333,340             54            180             14                 39
                            ------------     -----------     ----------     ----------       --------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $148,901,620     $89,442,666     $1,342,922     $3,905,119       $291,883           $788,975
                            ============     ===========     ==========     ==========       ========           ========


                           PRUDENTIAL VALUE
                              PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........        33,645
                               ========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........      $504,659
                               ========
    Market Value:
    Class IA.............       --
    Class IB.............       --
    Other class..........      $670,877
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --
  Receivable from fund
   shares sold...........            32
  Other assets...........       --
                               --------
  Total Assets...........       670,909
                               --------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............            31
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                               --------
  Total Liabilities......            31
                               --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $670,878
                               ========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                              SP WILLIAM
                                BLAIR
                            INTERNATIONAL                       WELLS FARGO TOTAL
                           GROWTH PORTFOLIO  WELLS FARGO ASSET     RETURN BOND
                             SUB-ACCOUNT      ALLOCATION FUND         FUND
                                 (F)            SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --                 --
      Class IB...........       --                 --                 --
      Other class........        70,791           3,113,449          1,894,088
                               ========         ===========        ===========
    Cost:
      Class IA...........       --                 --                 --
      Class IB...........       --                 --                 --
      Other class........      $348,707         $35,615,714        $19,838,379
                               ========         ===========        ===========
    Market Value:
    Class IA.............       --                 --                 --
    Class IB.............       --                 --                 --
    Other class..........      $479,258         $40,381,438        $19,092,409
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --                 --                   37,982
  Receivable from fund
   shares sold...........            24               1,049           --
  Other assets...........       --                 --                 --
                               --------         -----------        -----------
  Total Assets...........       479,282          40,382,487         19,130,391
                               --------         -----------        -----------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............            25               1,049           --
  Payable for fund shares
   purchased.............       --                 --                   37,982
  Other liabilities......       --                       54              3,080
                               --------         -----------        -----------
  Total Liabilities......            25               1,103             41,062
                               --------         -----------        -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $479,257         $40,381,384        $19,089,329
                               ========         ===========        ===========

(f) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO     WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET       SMALL
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      CAP GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --            --            --           --              --            --             --
      Class IB...........       --            --            --           --              --            --             --
      Other class........     1,276,909       274,643       85,092       775,451       3,171,330     4,441,490        586,796
                            ===========    ==========   ==========    ==========     ===========    ==========     ==========
    Cost:
      Class IA...........       --            --            --           --              --            --             --
      Class IB...........       --            --            --           --              --            --             --
      Other class........   $17,721,592    $2,030,792   $1,025,525    $5,400,943     $24,855,643    $4,441,489     $3,690,677
                            ===========    ==========   ==========    ==========     ===========    ==========     ==========
    Market Value:
    Class IA.............       --            --            --           --              --            --             --
    Class IB.............       --            --            --           --              --            --             --
    Other class..........   $20,851,919    $2,507,494   $1,188,734    $6,412,980     $28,161,412    $4,441,493     $4,606,351
  Due from Hartford
   Life & Annuity
   Insurance Company.....         1,180           539       --            36,048           1,559         2,058          8,883
  Receivable from fund
   shares sold...........       --            --               134       --              --            --             --
  Other assets...........            83       --            --                 3              37            17        --
                            -----------    ----------   ----------    ----------     -----------    ----------     ----------
  Total Assets...........    20,853,182     2,508,033    1,188,868     6,449,031      28,163,008     4,443,568      4,615,234
                            -----------    ----------   ----------    ----------     -----------    ----------     ----------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --            --               134       --              --            --             --
  Payable for fund shares
   purchased.............         1,180           540       --            36,048           1,559         2,058          8,883
  Other liabilities......       --            --                 3       --              --            --                   5
                            -----------    ----------   ----------    ----------     -----------    ----------     ----------
  Total Liabilities......         1,180           540          137        36,048           1,559         2,058          8,888
                            -----------    ----------   ----------    ----------     -----------    ----------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $20,852,002    $2,507,493   $1,188,731    $6,412,983     $28,161,449    $4,441,510     $4,606,346
                            ===========    ==========   ==========    ==========     ===========    ==========     ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
Evergreen VA Foundation
 Fund -- Class I..............     1.45%       149,577   $ 0.918234  $       137,347
Evergreen VA Foundation
 Fund -- Class I..............     1.60%        70,824     0.911638           64,566
Evergreen VA Foundation
 Fund -- Class I..............     1.75%       165,778     0.908326          150,580
Evergreen VA Foundation
 Fund -- Class I..............     1.80%       985,853     0.904510          891,714
Evergreen VA Foundation
 Fund -- Class I..............     1.90%       151,483     0.903605          136,881
Evergreen VA Foundation
 Fund -- Class I..............     1.95%       812,344     0.903944          734,313
Evergreen VA Foundation
 Fund -- Class I..............     2.00%        56,073     0.900142           50,474
Evergreen VA Foundation
 Fund -- Class I..............     2.05%        14,505     0.899390           13,046
Evergreen VA Foundation
 Fund -- Class I..............     2.15%        96,408     0.896880           86,466
Evergreen VA Fund --
 Class I......................     1.40%        31,220     0.692405           21,617
Evergreen VA Fund --
 Class I......................     1.45%        43,830     0.691323           30,301
Evergreen VA Fund --
 Class I......................     1.60%       124,449     0.687007           85,497
Evergreen VA Fund --
 Class I......................     1.75%        68,828     0.684517           47,114
Evergreen VA Fund --
 Class I......................     1.80%        98,540     1.170473          115,338
Evergreen VA Fund --
 Class I......................     1.90%       103,877     1.169304          121,464
Evergreen VA Fund --
 Class I......................     2.20%           592     1.160019              687
Evergreen VA Growth Fund --
 Class I......................     1.25%       191,981     1.247480          239,492
Evergreen VA Growth Fund --
 Class I......................     1.40%        57,918     1.236950           71,642
Evergreen VA Growth Fund --
 Class I......................     1.45%       393,647     0.898012          353,499
Evergreen VA Growth Fund --
 Class I......................     1.60%        37,251     0.891532           33,211
Evergreen VA Growth Fund --
 Class I......................     1.65%        29,398     0.890989           26,194
Evergreen VA Growth Fund --
 Class I......................     1.75%       213,545     0.888301          189,692
Evergreen VA Growth Fund --
 Class I......................     1.80%       579,569     0.884559          512,663
Evergreen VA Growth Fund --
 Class I......................     1.90%         6,808     0.883672            6,016
Evergreen VA Growth Fund --
 Class I......................     1.95%        20,599     0.884029           18,210
Evergreen VA Growth Fund --
 Class I......................     2.00%        17,086     0.880321           15,041
Evergreen VA Growth Fund --
 Class I......................     2.05%        45,452     0.879575           39,978
Evergreen VA Growth Fund --
 Class I......................     2.15%        29,626     0.877128           25,986
Evergreen VA International
 Equity Fund -- Class I.......     1.25%       378,895     1.441267          546,089
Evergreen VA International
 Equity Fund -- Class I.......     1.40%       157,800     1.429088          225,510
Evergreen VA International
 Equity Fund -- Class I.......     1.45%       555,613     0.889844          494,409
Evergreen VA International
 Equity Fund -- Class I.......     1.60%       271,614     0.883448          239,956
Evergreen VA International
 Equity Fund -- Class I.......     1.65%        45,991     0.882915           40,606
Evergreen VA International
 Equity Fund -- Class I.......     1.70%        32,724     0.882163           28,868
Evergreen VA International
 Equity Fund -- Class I.......     1.75%       802,638     0.880236          706,511
Evergreen VA International
 Equity Fund -- Class I.......     1.80%     1,310,888     0.876537        1,149,042
Evergreen VA International
 Equity Fund -- Class I.......     1.90%     1,966,680     0.875655        1,722,133
Evergreen VA International
 Equity Fund -- Class I.......     1.95%       211,099     0.876001          184,923
Evergreen VA International
 Equity Fund -- Class I.......     2.00%        31,984     0.872306           27,900
Evergreen VA International
 Equity Fund -- Class I.......     2.05%        49,774     0.871588           43,383
Evergreen VA International
 Equity Fund -- Class I.......     2.15%        46,946     0.869161           40,804
Evergreen VA International
 Equity Fund -- Class I.......     2.20%       170,406     0.868724          148,036
Evergreen VA Omega Fund --
 Class I......................     1.40%       188,791     0.788151          148,797
Evergreen VA Omega Fund --
 Class I......................     1.45%     1,137,338     0.616739          701,441
Evergreen VA Omega Fund --
 Class I......................     1.60%        74,774     0.612280           45,783
Evergreen VA Omega Fund --
 Class I......................     1.65%       103,524     0.611904           63,347

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA Omega Fund --
 Class I......................     1.70%        19,797   $ 0.611387  $        12,103
Evergreen VA Omega Fund --
 Class I......................     1.75%       774,625     0.610061          472,569
Evergreen VA Omega Fund --
 Class I......................     1.80%     1,417,894     0.607503          861,375
Evergreen VA Omega Fund --
 Class I......................     1.90%       220,805     0.606898          134,006
Evergreen VA Omega Fund --
 Class I......................     1.95%       323,421     0.607121          196,356
Evergreen VA Omega Fund --
 Class I......................     2.00%        93,391     0.604571           56,461
Evergreen VA Omega Fund --
 Class I......................     2.05%        94,491     0.604061           57,078
Evergreen VA Omega Fund --
 Class I......................     2.15%        59,737     0.602370           35,984
Evergreen VA Omega Fund --
 Class I......................     2.20%       136,178     0.602067           81,988
Evergreen VA Special Values
 Fund -- Class I..............     1.25%         1,396     1.633806            2,281
Evergreen VA Special Values
 Fund -- Class I..............     1.40%       156,076     1.623611          253,407
Evergreen VA Special Values
 Fund -- Class I..............     1.45%       157,561     1.621012          255,409
Evergreen VA Special Values
 Fund -- Class I..............     1.60%        62,615     1.610949          100,870
Evergreen VA Special Values
 Fund -- Class I..............     1.65%        34,319     1.253457           43,017
Evergreen VA Special Values
 Fund -- Class I..............     1.70%        21,988     1.252410           27,538
Evergreen VA Special Values
 Fund -- Class I..............     1.75%       610,853     1.605098          980,479
Evergreen VA Special Values
 Fund -- Class I..............     1.80%       936,827     1.248674        1,169,791
Evergreen VA Special Values
 Fund -- Class I..............     1.90%       799,863     1.247433          997,776
Evergreen VA Special Values
 Fund -- Class I..............     1.95%       140,946     1.597366          225,143
Evergreen VA Special Values
 Fund -- Class I..............     2.00%        28,037     1.242658           34,840
Evergreen VA Special Values
 Fund -- Class I..............     2.05%        56,415     1.241623           70,046
Evergreen VA Special Values
 Fund -- Class I..............     2.15%        64,617     1.238135           80,004
Evergreen VA Special Values
 Fund -- Class I..............     2.20%        87,950     1.237521          108,840
Evergreen VA Special Equity
 Fund -- Class I..............     1.40%         4,959     0.904123            4,484
Evergreen VA Special Equity
 Fund -- Class I..............     1.45%        70,431     0.791569           55,751
Evergreen VA Special Equity
 Fund -- Class I..............     1.60%        42,068     0.785854           33,059
Evergreen VA Special Equity
 Fund -- Class I..............     1.75%       339,693     0.783014          265,984
Evergreen VA Special Equity
 Fund -- Class I..............     1.80%       402,411     0.779704          313,761
Evergreen VA Special Equity
 Fund -- Class I..............     1.90%       247,866     0.778922          193,068
Evergreen VA Special Equity
 Fund -- Class I..............     1.95%         3,903     0.779251            3,042
Evergreen VA Special Equity
 Fund -- Class I..............     2.00%        26,939     0.775928           20,903
Evergreen VA Special Equity
 Fund -- Class I..............     2.05%        33,358     0.775273           25,861
Evergreen VA Growth and Income
 Fund -- Class I..............     1.25%       324,952     1.141248          370,850
Evergreen VA Growth and Income
 Fund -- Class I..............     1.40%        15,096     1.139374           17,200
Evergreen VA Growth and Income
 Fund -- Class I..............     1.45%       461,394     1.138738          525,407
Evergreen VA Growth and Income
 Fund -- Class I..............     1.60%        52,697     1.136867           59,909
Evergreen VA Growth and Income
 Fund -- Class I..............     1.65%        62,016     1.136234           70,465
Evergreen VA Growth and Income
 Fund -- Class I..............     1.75%       156,203     1.135002          177,291
Evergreen VA Growth and Income
 Fund -- Class I..............     1.80%       827,693     1.134361          938,902
Evergreen VA Growth and Income
 Fund -- Class I..............     1.90%       227,241     1.072894          243,806
Evergreen VA Growth and Income
 Fund -- Class I..............     1.95%        43,544     1.132505           49,313
Evergreen VA Growth and Income
 Fund -- Class I..............     2.05%        17,883     1.131265           20,230
Evergreen VA Growth and Income
 Fund -- Class I..............     2.15%        48,542     1.130022           54,854
Hartford Advisers HLS Fund --
 Class IA.....................     0.40%        69,022     1.005892           69,425
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%    96,274,247     1.044506      100,559,029
Hartford Advisers HLS Fund --
 Class IA.....................     0.95%     8,453,921     1.036392        8,761,576
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     5,099,511     1.036363        5,284,945
Hartford Advisers HLS Fund --
 Class IA.....................     1.10%     4,201,408     1.029165        4,323,942

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%    96,775,235   $ 1.028303  $    99,514,265
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%   849,088,995     4.525624    3,842,657,536
Hartford Advisers HLS Fund --
 Class IA.....................     1.30%    11,692,149     1.024577       11,979,507
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%       790,681     1.023330          809,127
Hartford Advisers HLS Fund --
 Class IA.....................     1.40%    16,312,614     4.487367       73,200,686
Hartford Advisers HLS Fund --
 Class IA.....................     1.45%     9,899,347     4.490266       44,450,700
Hartford Advisers HLS Fund --
 Class IA.....................     1.50%   176,976,074     1.049524      185,740,637
Hartford Advisers HLS Fund --
 Class IA.....................     1.60%    34,276,556     4.452301      152,609,544
Hartford Advisers HLS Fund --
 Class IA.....................     1.65%    69,590,484     1.041286       72,463,597
Hartford Advisers HLS Fund --
 Class IA.....................     1.70%     3,986,154     1.041322        4,150,870
Hartford Advisers HLS Fund --
 Class IA.....................     1.75%     2,760,553     4.436164       12,246,265
Hartford Advisers HLS Fund --
 Class IA.....................     1.80%     2,975,446     4.430811       13,183,640
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%    10,749,149     1.033139       11,105,366
Hartford Advisers HLS Fund --
 Class IA.....................     1.90%       383,038     1.032635          395,539
Hartford Advisers HLS Fund --
 Class IA.....................     1.95%     2,308,515     4.414766       10,191,552
Hartford Advisers HLS Fund --
 Class IA.....................     2.00%     5,791,117     1.029389        5,961,313
Hartford Advisers HLS Fund --
 Class IA.....................     2.05%       208,955     1.028176          214,842
Hartford Advisers HLS Fund --
 Class IA.....................     2.15%       295,326     1.025296          302,796
Hartford Advisers HLS Fund --
 Class IA.....................     2.20%       355,553     1.024437          364,241
Hartford Advisers HLS Fund --
 Class IA.....................     2.30%       528,920     1.023408          541,301
Hartford Advisers HLS Fund --
 Class IA.....................     2.35%        43,754     1.022902           44,756
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%    28,877,747     1.117498       32,270,824
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%   107,367,958     0.951954      102,209,357
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%   193,108,046     0.951954      183,829,977
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%    11,903,830     0.945094       11,250,239
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%    27,447,468     0.945094       25,940,438
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%     9,722,224     0.944509        9,182,729
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%    34,709,386     0.944509       32,783,327
Hartford Advisers HLS Fund --
 Class IB.....................     1.70%     5,461,079     0.943726        5,153,762
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%     1,662,220     0.938483        1,559,965
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%   109,513,998     0.941298      103,085,307
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%   103,509,539     0.937700       97,060,895
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%   262,040,758     0.937700      245,715,619
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%    59,191,205     1.096450       64,900,196
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%    22,749,575     0.934302       21,254,973
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%    27,290,419     0.934302       25,497,493
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%     3,625,465     0.933186        3,383,233
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%    12,947,243     0.933186       12,082,186
Hartford Advisers HLS Fund --
 Class IB.....................     2.05%    13,828,109     0.932400       12,893,329
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%     4,713,972     0.930571        4,386,686
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%       353,506     0.930571          328,962
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%     3,342,997     0.929794        3,108,299
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%    10,122,568     0.929794        9,411,903
Hartford Advisers HLS Fund --
 Class IB.....................     2.20%     7,341,877     0.935417        6,867,717
Hartford Advisers HLS Fund --
 Class IB.....................     2.25%     5,118,220     0.934299        4,781,948
Hartford Advisers HLS Fund --
 Class IB.....................     2.30%       440,769     0.933826          411,602
Hartford Bond HLS Fund --
 Class IA.....................     0.40%        12,938     1.288675           16,669
Hartford Bond HLS Fund --
 Class IA.....................     0.80%    18,766,008     1.463215       27,458,704

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Bond HLS Fund --
 Class IA.....................     0.95%     1,321,935   $ 1.451865  $     1,919,271
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       907,135     1.451794        1,316,973
Hartford Bond HLS Fund --
 Class IA.....................     1.10%     1,304,315     1.441710        1,880,444
Hartford Bond HLS Fund --
 Class IA.....................     1.15%    35,793,890     1.440507       51,561,349
Hartford Bond HLS Fund --
 Class IA.....................     1.25%   201,033,973     3.102503      623,708,504
Hartford Bond HLS Fund --
 Class IA.....................     1.30%     3,015,368     1.435284        4,327,909
Hartford Bond HLS Fund --
 Class IA.....................     1.35%       685,679     1.433547          982,953
Hartford Bond HLS Fund --
 Class IA.....................     1.40%     6,023,660     3.076265       18,530,375
Hartford Bond HLS Fund --
 Class IA.....................     1.45%     5,323,846     3.078264       16,388,205
Hartford Bond HLS Fund --
 Class IA.....................     1.50%    54,270,178     1.395449       75,731,266
Hartford Bond HLS Fund --
 Class IA.....................     1.60%    20,664,622     3.052249       63,073,572
Hartford Bond HLS Fund --
 Class IA.....................     1.65%    48,826,479     1.384508       67,600,650
Hartford Bond HLS Fund --
 Class IA.....................     1.70%       334,546     1.384544          463,194
Hartford Bond HLS Fund --
 Class IA.....................     1.75%     2,020,352     3.041197        6,144,290
Hartford Bond HLS Fund --
 Class IA.....................     1.80%     2,035,799     3.037522        6,183,783
Hartford Bond HLS Fund --
 Class IA.....................     1.85%     4,122,121     1.373671        5,662,439
Hartford Bond HLS Fund --
 Class IA.....................     1.90%        24,386    13.007216          317,193
Hartford Bond HLS Fund --
 Class IA.....................     1.95%     2,614,419     3.026528        7,912,613
Hartford Bond HLS Fund --
 Class IA.....................     2.00%     2,340,662     1.368698        3,203,660
Hartford Bond HLS Fund --
 Class IA.....................     2.05%        85,180     1.367055          116,445
Hartford Bond HLS Fund --
 Class IA.....................     2.10%         2,808     1.366374            3,837
Hartford Bond HLS Fund --
 Class IA.....................     2.15%       168,213     1.363233          229,314
Hartford Bond HLS Fund --
 Class IA.....................     2.20%       149,438     1.362092          203,549
Hartford Bond HLS Fund --
 Class IA.....................     2.30%       171,651     1.360735          233,572
Hartford Bond HLS Fund --
 Class IB.....................     1.40%    20,360,743     1.411419       28,737,540
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    39,937,364     1.376840       54,987,360
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    65,342,626     1.376840       89,966,341
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     3,839,954     1.366914        5,248,887
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     7,066,177     1.366914        9,658,856
Hartford Bond HLS Fund --
 Class IB.....................     1.65%     3,752,855     1.366078        5,126,692
Hartford Bond HLS Fund --
 Class IB.....................     1.65%     9,480,826     1.366078       12,951,548
Hartford Bond HLS Fund --
 Class IB.....................     1.70%     3,059,198     1.364961        4,175,685
Hartford Bond HLS Fund --
 Class IB.....................     1.75%       960,772     1.357387        1,304,140
Hartford Bond HLS Fund --
 Class IB.....................     1.75%    52,317,958     1.361443       71,227,918
Hartford Bond HLS Fund --
 Class IB.....................     1.80%    44,371,901     1.356252       60,179,480
Hartford Bond HLS Fund --
 Class IB.....................     1.80%    91,861,481     1.356252      124,587,317
Hartford Bond HLS Fund --
 Class IB.....................     1.90%    54,318,054     1.384846       75,222,140
Hartford Bond HLS Fund --
 Class IB.....................     1.95%     8,137,154     1.351334       10,996,013
Hartford Bond HLS Fund --
 Class IB.....................     1.95%    19,752,830     1.351334       26,692,671
Hartford Bond HLS Fund --
 Class IB.....................     2.00%     1,407,472     1.349708        1,899,676
Hartford Bond HLS Fund --
 Class IB.....................     2.00%     3,256,431     1.349708        4,395,231
Hartford Bond HLS Fund --
 Class IB.....................     2.05%     4,699,900     1.348574        6,338,163
Hartford Bond HLS Fund --
 Class IB.....................     2.10%     1,683,232     1.345927        2,265,508
Hartford Bond HLS Fund --
 Class IB.....................     2.10%       195,963     1.345927          263,752
Hartford Bond HLS Fund --
 Class IB.....................     2.15%     1,081,425     1.344811        1,454,312
Hartford Bond HLS Fund --
 Class IB.....................     2.15%     3,197,973     1.344811        4,300,669
Hartford Bond HLS Fund --
 Class IB.....................     2.20%     5,614,457     1.198402        6,728,376
Hartford Bond HLS Fund --
 Class IB.....................     2.25%     2,953,847     1.196934        3,535,560

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Bond HLS Fund --
 Class IB.....................     2.30%        60,874   $ 1.196333  $        72,826
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.40%       385,881     1.198906          462,633
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%    49,622,821     1.708132       84,762,329
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.95%     4,178,791     1.694795        7,082,193
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%     3,391,956     1.694761        5,748,555
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.10%     2,819,155     1.682953        4,744,506
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%    74,071,111     1.681542      124,553,685
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%   391,196,195    10.133335    3,964,122,096
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.30%     6,937,948     1.675503       11,624,553
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%     1,183,281     1.673471        1,980,187
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.40%     8,138,528    10.047692       81,773,426
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.45%     7,133,428    10.054182       71,720,783
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.50%   127,834,753     1.780299      227,584,084
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.60%    19,710,879     9.969208      196,501,848
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.65%    88,893,947     1.766368      157,019,424
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.70%     1,907,031     1.766408        3,368,594
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.75%     2,103,566     9.933159       20,895,051
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.80%     2,189,133     9.921166       21,718,756
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%    12,917,236     1.752562       22,638,257
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.90%       365,316     1.751680          639,916
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.95%     2,119,875     9.885245       20,955,481
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.00%    11,460,989     1.746203       20,013,213
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.05%       174,523     1.744131          304,391
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.10%        23,082     1.743243           40,237
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.15%     1,642,891     1.739251        2,857,400
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.20%       172,957     1.737817          300,568
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.30%     1,758,558     1.736063        3,052,968
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%    35,168,054     1.807982       63,583,208
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%   138,476,034     1.131020      156,619,164
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%   223,674,180     1.131020      252,979,971
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%    15,303,368     1.122882       17,183,876
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%    29,267,682     1.122882       32,864,153
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%    16,159,355     1.122189       18,133,850
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%    43,481,759     1.122189       48,794,752
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%     9,301,675     1.121259       10,429,587
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%     4,680,023     1.115061        5,218,511
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%   166,179,153     1.118384      185,852,105
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%   140,499,321     1.114132      156,534,790
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%   310,572,334     1.114132      346,018,576
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%    90,714,969     1.773972      160,925,815
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%    31,257,848     1.110086       34,698,899
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%    56,698,917     1.110086       62,940,674
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%     5,936,684     1.108748        6,582,286
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%    14,906,507     1.108748       16,527,560
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%    20,826,642     1.107815       23,072,066
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%     7,632,626     1.105657        8,439,066
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%       673,112     1.105657          744,231
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%     4,007,291     1.104731        4,426,978

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%    13,957,434   $ 1.104731  $    15,419,210
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.20%    15,670,790     1.114936       17,471,928
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.25%     9,818,622     1.113575       10,933,772
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.30%       774,149     1.113019          861,642
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.30%        32,464     1.113019           36,133
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.40%        45,391     1.153738           52,372
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%    81,504,877     1.331268      108,504,835
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.95%     6,480,630     1.320886        8,560,174
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%     5,045,279     1.320872        6,664,167
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.10%     5,015,745     1.311650        6,578,902
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%    92,437,863     1.310555      121,144,903
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%   627,364,693     3.142885    1,971,735,082
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.30%    12,604,136     1.305809       16,458,594
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.35%     1,274,502     1.304237        1,662,253
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.40%    13,014,034     3.116303       40,555,673
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.45%    13,083,833     3.118361       40,800,113
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%   117,030,207     1.263349      147,849,994
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%    46,907,099     3.091946      145,034,218
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.65%    87,434,190     1.253453      109,594,648
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.70%     1,768,998     1.253498        2,217,436
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.75%     4,615,077     3.080748       14,217,889
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.80%     4,527,116     3.077031       13,930,075
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%    11,042,887     1.243663       13,733,630
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.90%       445,966     1.243042          554,354
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.95%     4,648,020     3.065880       14,250,273
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.00%     6,623,260     1.239165        8,207,312
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.05%       158,420     1.237670          196,072
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.10%        11,484     1.237053           14,206
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.15%       548,292     1.234228          676,717
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.20%       351,107     1.233194          432,983
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.30%       522,794     1.231960          644,061
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%    29,748,048     1.279022       38,048,408
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    61,759,298     1.309030       80,844,774
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%   104,018,100     1.309030      136,162,813
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     6,268,433     1.299567        8,146,248
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%    13,213,560     1.299567       17,171,906
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%     6,359,538     1.298795        8,259,736
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%    18,659,380     1.298795       24,234,710
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%     5,498,838     1.297714        7,135,919
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%     2,055,275     1.290510        2,652,353
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%    84,881,381     1.294390      109,869,611
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%    75,496,617     1.289430       97,347,603
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%   178,536,580     1.289430      230,210,422
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%    82,404,884     1.254923      103,411,784
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%    18,652,524     1.284765       23,964,110
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%    32,465,132     1.284765       41,710,065
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     2,307,075     1.283214        2,960,470
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     8,140,241     1.283214       10,445,672

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%    10,607,475   $ 1.282135  $    13,600,215
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%     3,071,504     1.279637        3,930,410
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%       617,555     1.279637          790,246
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%     2,198,756     1.278562        2,811,246
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%     6,112,798     1.278562        7,815,591
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.20%    11,912,682     1.072935       12,781,534
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.25%     6,434,239     1.071631        6,895,130
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.30%        84,696     1.071092           90,717
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.30%        49,840     1.071092           53,383
Hartford Focus HLS Fund --
 Class IA.....................     0.80%     1,510,744     1.007687        1,522,357
Hartford Focus HLS Fund --
 Class IA.....................     0.95%       227,822     1.002135          228,308
Hartford Focus HLS Fund --
 Class IA.....................     1.00%       188,630     1.000296          188,686
Hartford Focus HLS Fund --
 Class IA.....................     1.10%        15,489     0.995661           15,421
Hartford Focus HLS Fund --
 Class IA.....................     1.15%     1,317,018     0.994822        1,310,199
Hartford Focus HLS Fund --
 Class IA.....................     1.25%    19,506,894     0.991158       19,334,414
Hartford Focus HLS Fund --
 Class IA.....................     1.30%       128,781     0.991213          127,650
Hartford Focus HLS Fund --
 Class IA.....................     1.35%         5,076     0.990009            5,025
Hartford Focus HLS Fund --
 Class IA.....................     1.40%       642,769     0.985729          633,596
Hartford Focus HLS Fund --
 Class IA.....................     1.45%     1,662,989     0.983923        1,636,253
Hartford Focus HLS Fund --
 Class IA.....................     1.50%     2,771,818     0.982115        2,722,244
Hartford Focus HLS Fund --
 Class IA.....................     1.60%     3,643,990     0.978522        3,565,724
Hartford Focus HLS Fund --
 Class IA.....................     1.65%     1,686,531     0.976731        1,647,287
Hartford Focus HLS Fund --
 Class IA.....................     1.70%        22,661     0.974935           22,093
Hartford Focus HLS Fund --
 Class IA.....................     1.75%       168,461     0.974965          164,243
Hartford Focus HLS Fund --
 Class IA.....................     1.80%       559,468     0.973798          544,809
Hartford Focus HLS Fund --
 Class IA.....................     1.85%       357,475     0.969567          346,596
Hartford Focus HLS Fund --
 Class IA.....................     1.95%       257,308     0.970277          249,660
Hartford Focus HLS Fund --
 Class IA.....................     2.00%       427,106     0.966062          412,611
Hartford Focus HLS Fund --
 Class IA.....................     2.05%        20,436     0.964899           19,719
Hartford Focus HLS Fund --
 Class IA.....................     2.15%        50,454     0.962219           48,548
Hartford Focus HLS Fund --
 Class IA.....................     2.20%         4,528     0.961419            4,354
Hartford Focus HLS Fund --
 Class IA.....................     2.30%        91,620     0.960458           87,997
Hartford Focus HLS Fund --
 Class IB.....................     1.40%       561,294     0.976546          548,129
Hartford Focus HLS Fund --
 Class IB.....................     1.45%    10,793,791     0.975718       10,531,696
Hartford Focus HLS Fund --
 Class IB.....................     1.60%     1,091,133     0.970351        1,058,782
Hartford Focus HLS Fund --
 Class IB.....................     1.65%     2,554,434     0.968583        2,474,181
Hartford Focus HLS Fund --
 Class IB.....................     1.70%       269,468     0.967775          260,784
Hartford Focus HLS Fund --
 Class IB.....................     1.75%     2,794,185     0.964086        2,693,835
Hartford Focus HLS Fund --
 Class IB.....................     1.80%    12,593,350     0.963275       12,130,860
Hartford Focus HLS Fund --
 Class IB.....................     1.90%     2,112,703     0.961534        2,031,435
Hartford Focus HLS Fund --
 Class IB.....................     1.95%     1,418,950     0.959790        1,361,894
Hartford Focus HLS Fund --
 Class IB.....................     2.00%       705,025     0.958616          675,849
Hartford Focus HLS Fund --
 Class IB.....................     2.05%       245,839     0.957822          235,470
Hartford Focus HLS Fund --
 Class IB.....................     2.10%       170,082     0.955959          162,592
Hartford Focus HLS Fund --
 Class IB.....................     2.15%       354,523     0.955157          338,625
Hartford Focus HLS Fund --
 Class IB.....................     2.20%       106,178     0.954675          101,366
Hartford Focus HLS Fund --
 Class IB.....................     2.25%       258,638     0.954197          246,792
Hartford Focus HLS Fund --
 Class IB.....................     2.30%         4,358     0.953726            4,156

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.80%     3,737,801   $ 1.184600  $     4,427,799
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.95%       272,457     1.175360          320,235
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%       222,531     1.175370          261,557
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.10%       276,126     1.167175          322,288
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.15%     5,410,396     1.166197        6,309,588
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%   108,710,282     1.853289      201,471,570
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.30%       759,787     1.161974          882,853
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.35%        71,326     1.160553           82,778
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.40%     2,474,396     1.837648        4,547,069
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.45%       990,198     1.838848        1,820,823
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.50%     5,917,132     1.201179        7,107,535
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.60%     4,570,260     1.823283        8,332,876
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.65%     4,068,859     1.191765        4,849,124
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.70%        36,470     1.191817           43,465
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.75%       340,246     1.816690          618,122
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.80%       358,903     1.814480          651,222
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.85%        97,817     1.182461          115,664
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.90%        20,286     1.181866           23,975
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.95%       312,884     1.807910          565,667
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%     2,824,832     0.989200        2,794,324
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     9,161,245     0.988365        9,054,654
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     9,720,654     0.988365        9,607,554
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       802,495     0.981250          787,449
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       939,453     0.981250          921,839
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%     1,120,409     0.980631        1,098,708
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%     1,906,894     0.980631        1,869,959
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.70%       500,253     0.979812          490,154
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%     8,300,486     0.974406        8,088,044
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%       180,610     0.974406          175,987
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     7,148,689     0.973598        6,959,950
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%    16,896,133     0.973598       16,450,041
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.90%     4,726,007     1.785494        8,438,257
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%     1,363,423     0.970050        1,322,588
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%     2,843,952     0.970050        2,758,775
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%        75,222     0.968883           72,881
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%       694,492     0.968883          672,882
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.05%       772,322     0.968088          747,675
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%       141,524     0.966197          136,740
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%         3,152     0.966197            3,046
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%       180,326     0.965391          174,085
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%       351,026     0.965391          338,878
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.20%       550,070     0.964909          530,768
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.25%       172,935     0.964424          166,783
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.30%        28,360     0.963940           27,338
Hartford Global Communications
 HLS Fund -- Class IA.........     0.80%       107,149     0.971243          104,065
Hartford Global Communications
 HLS Fund -- Class IA.........     0.95%        18,987     0.965894           18,339
Hartford Global Communications
 HLS Fund -- Class IA.........     1.10%        11,872     0.959641           11,393
Hartford Global Communications
 HLS Fund -- Class IA.........     1.15%       660,619     0.958842          633,429

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Communications
 HLS Fund -- Class IA.........     1.25%     6,448,540   $ 0.955295  $     6,160,258
Hartford Global Communications
 HLS Fund -- Class IA.........     1.30%        11,028     0.955382           10,536
Hartford Global Communications
 HLS Fund -- Class IA.........     1.40%       286,348     0.950075          272,052
Hartford Global Communications
 HLS Fund -- Class IA.........     1.45%       294,704     0.948334          279,478
Hartford Global Communications
 HLS Fund -- Class IA.........     1.50%     1,046,749     0.946615          990,869
Hartford Global Communications
 HLS Fund -- Class IA.........     1.60%     1,377,647     0.943138        1,299,311
Hartford Global Communications
 HLS Fund -- Class IA.........     1.65%       420,660     0.941390          396,005
Hartford Global Communications
 HLS Fund -- Class IA.........     1.75%        95,502     0.939725           89,746
Hartford Global Communications
 HLS Fund -- Class IA.........     1.80%       146,619     0.938599          137,616
Hartford Global Communications
 HLS Fund -- Class IA.........     1.85%        14,611     0.934515           13,654
Hartford Global Communications
 HLS Fund -- Class IA.........     1.90%         2,252     0.934047            2,104
Hartford Global Communications
 HLS Fund -- Class IA.........     1.95%        44,892     0.935194           41,982
Hartford Global Communications
 HLS Fund -- Class IA.........     2.20%           726     0.926676              673
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%       355,350     0.941203          334,457
Hartford Global Communications
 HLS Fund -- Class IB.........     1.45%     3,163,660     0.940416        2,975,157
Hartford Global Communications
 HLS Fund -- Class IB.........     1.60%       196,508     0.935219          183,778
Hartford Global Communications
 HLS Fund -- Class IB.........     1.65%       278,464     0.933541          259,958
Hartford Global Communications
 HLS Fund -- Class IB.........     1.70%        58,331     0.932762           54,409
Hartford Global Communications
 HLS Fund -- Class IB.........     1.75%     1,532,794     0.929141        1,424,182
Hartford Global Communications
 HLS Fund -- Class IB.........     1.80%     3,861,109     0.928380        3,584,577
Hartford Global Communications
 HLS Fund -- Class IB.........     1.90%       220,934     0.926743          204,749
Hartford Global Communications
 HLS Fund -- Class IB.........     1.95%       402,166     0.925047          372,023
Hartford Global Communications
 HLS Fund -- Class IB.........     2.00%        86,145     0.923918           79,591
Hartford Global Communications
 HLS Fund -- Class IB.........     2.05%       155,918     0.923148          143,935
Hartford Global Communications
 HLS Fund -- Class IB.........     2.10%       152,316     0.921331          140,334
Hartford Global Communications
 HLS Fund -- Class IB.........     2.15%       535,464     0.920582          492,939
Hartford Global Communications
 HLS Fund -- Class IB.........     2.20%        56,071     0.920113           51,592
Hartford Global Communications
 HLS Fund -- Class IB.........     2.25%        16,451     0.919650           15,129
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.80%       370,429     1.106800          409,994
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.95%        23,532     1.100727           25,902
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.00%        20,665     1.098700           22,704
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.10%         2,792     1.093582            3,053
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.15%     1,432,157     1.092654        1,564,852
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%     4,995,636     1.088674        5,438,619
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.30%         7,453     1.088719            8,115
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.40%       364,238     1.082684          394,354
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.45%       322,777     1.080700          348,825
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.50%     1,551,733     1.078729        1,673,899
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.60%     1,485,710     1.074782        1,596,814
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.65%       347,004     1.072807          372,269
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.70%         1,891     1.070864            2,025
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.75%       193,696     1.070897          207,428
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.80%       153,131     1.069592          163,788
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.85%        16,070     1.064980           17,114
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.95%       100,432     1.065731          107,033
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.00%        18,523     1.061130           19,656
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.05%         2,561     1.059843            2,714
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.20%           538     1.055994              568

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.40%       371,459   $ 1.072484  $       398,383
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%     3,352,315     1.071574        3,592,254
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.60%       328,425     1.065741          350,016
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.65%       467,803     1.063770          497,635
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.70%        53,038     1.062886           56,373
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.75%     2,085,809     1.058820        2,208,496
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.80%     5,531,782     1.057945        5,852,321
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.90%       736,628     1.056042          777,910
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.95%       882,440     1.054094          930,175
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.00%       180,196     1.052823          189,714
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.05%       328,336     1.051933          345,387
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.10%       186,121     1.049902          195,409
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.15%       319,616     1.049025          335,285
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.20%       169,007     1.048499          177,203
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.25%        98,299     1.047971          103,015
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.30%        21,004     1.047445           22,001
Hartford Global Health HLS
 Fund -- Class IA.............     0.80%     2,160,970     1.805011        3,900,576
Hartford Global Health HLS
 Fund -- Class IA.............     0.95%       175,933     1.792419          315,345
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%       232,929     1.790894          417,151
Hartford Global Health HLS
 Fund -- Class IA.............     1.10%        84,171     1.779862          149,812
Hartford Global Health HLS
 Fund -- Class IA.............     1.15%     2,554,340     1.778394        4,542,623
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%    53,368,780     1.767492       94,328,891
Hartford Global Health HLS
 Fund -- Class IA.............     1.30%       156,518     1.771969          277,344
Hartford Global Health HLS
 Fund -- Class IA.............     1.35%         3,046     1.769819            5,391
Hartford Global Health HLS
 Fund -- Class IA.............     1.40%     3,053,816     1.755182        5,360,004
Hartford Global Health HLS
 Fund -- Class IA.............     1.45%     2,698,399     1.753691        4,732,158
Hartford Global Health HLS
 Fund -- Class IA.............     1.50%     5,770,711     1.746995       10,081,403
Hartford Global Health HLS
 Fund -- Class IA.............     1.60%     6,431,337     1.741464       11,199,942
Hartford Global Health HLS
 Fund -- Class IA.............     1.65%     1,365,325     1.734817        2,368,590
Hartford Global Health HLS
 Fund -- Class IA.............     1.70%        25,981     1.733360           45,034
Hartford Global Health HLS
 Fund -- Class IA.............     1.75%       509,602     1.735154          884,238
Hartford Global Health HLS
 Fund -- Class IA.............     1.80%       839,878     1.733048        1,455,550
Hartford Global Health HLS
 Fund -- Class IA.............     1.85%       169,693     1.721283          292,090
Hartford Global Health HLS
 Fund -- Class IA.............     1.90%         3,334     1.720415            5,736
Hartford Global Health HLS
 Fund -- Class IA.............     1.95%       607,373     1.726769        1,048,792
Hartford Global Health HLS
 Fund -- Class IA.............     2.00%        12,170     1.715046           20,871
Hartford Global Health HLS
 Fund -- Class IA.............     2.05%         2,170     1.712972            3,718
Hartford Global Health HLS
 Fund -- Class IA.............     2.20%           860     1.706736            1,468
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%     1,420,455     1.734716        2,464,086
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%     7,065,423     1.733269       12,246,278
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%    12,138,940     1.733269       21,040,048
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%       897,991     1.721167        1,545,592
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%     1,351,762     1.721167        2,326,608
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%       904,984     1.719728        1,556,326
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%     2,256,620     1.719728        3,880,773
Hartford Global Health HLS
 Fund -- Class IB.............     1.70%       176,591     1.718299          303,435
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%     5,666,571     1.709144        9,684,985
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%       155,535     1.709144          265,831

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     7,207,173   $ 1.707730  $    12,307,906
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%    11,025,070     1.707730       18,827,842
Hartford Global Health HLS
 Fund -- Class IB.............     1.90%     1,322,019     1.705522        2,254,733
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%     1,173,243     1.701531        1,996,310
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%       892,822     1.701531        1,519,164
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%       325,334     1.699484          552,899
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%       644,141     1.699484        1,094,708
Hartford Global Health HLS
 Fund -- Class IB.............     2.05%       918,181     1.698071        1,559,137
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%       328,799     1.694735          557,227
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%        61,380     1.694735          104,022
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%       332,676     1.693312          563,324
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%       506,041     1.693312          856,885
Hartford Global Health HLS
 Fund -- Class IB.............     2.20%       189,080     1.692460          320,011
Hartford Global Health HLS
 Fund -- Class IB.............     2.25%       181,646     1.691619          307,277
Hartford Global Health HLS
 Fund -- Class IB.............     2.30%         4,339     1.690766            7,336
Hartford Global Health HLS
 Fund -- Class IB.............     2.30%        18,040     1.690766           30,501
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%    16,306,286     1.253542       20,440,618
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.95%     1,448,128     1.243786        1,801,161
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%     1,141,044     1.243736        1,419,158
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.10%       796,989     1.235106          984,365
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%    17,780,210     1.234075       21,942,112
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%   141,300,761     1.849480      261,332,932
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.30%     1,705,359     1.229611        2,096,928
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%       305,604     1.228126          375,320
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%     7,218,851     1.833826       13,238,117
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.45%     5,219,293     1.835018        9,577,497
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.50%    14,978,013     1.820739       27,271,053
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.60%    10,287,937     1.819487       18,718,767
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.65%    17,161,745     1.806468       31,002,142
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.70%       530,295     1.806497          957,976
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.75%     1,646,224     1.812900        2,984,439
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.80%     1,637,809     1.810713        2,965,603
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%       416,584     1.792340          746,660
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.90%         7,996    10.268212           82,100
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.95%     1,681,899     1.804166        3,034,424
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.00%        34,686     1.785849           61,943
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.05%         6,132     1.783721           10,938
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.10%         7,110     1.782832           12,677
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%    12,723,003     0.834552       10,618,008
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%    28,737,505     0.833871       23,963,372
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%    34,550,220     0.833871       28,810,426
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     2,570,814     0.827816        2,128,161
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     3,950,119     0.827816        3,269,972
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%     2,171,358     0.827325        1,796,419
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%     7,806,912     0.827325        6,458,854
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.70%     2,028,230     0.826640        1,676,616
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%    23,240,718     0.822046       19,104,939
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%     1,343,543     0.822046        1,104,454

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%    22,810,495   $ 0.821363  $    18,735,697
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%    45,932,106     0.821363       37,726,932
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.90%    18,423,164     1.781427       32,819,522
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%     3,494,828     0.818393        2,860,143
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%    16,522,635     0.818393       13,522,009
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%       504,975     0.817404          412,768
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%     1,483,926     0.817404        1,212,967
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.05%     2,635,573     0.816746        2,152,594
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       919,183     0.815133          749,256
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       329,819     0.815133          268,846
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%       387,104     0.814439          315,273
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%     2,116,917     0.814439        1,724,100
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.20%     4,934,933     0.814033        4,017,198
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.25%     2,138,969     0.813623        1,740,314
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.30%        68,905     0.813217           56,035
Hartford Global Technology HLS
 Fund -- Class IA.............     0.80%     1,355,137     0.468107          634,352
Hartford Global Technology HLS
 Fund -- Class IA.............     0.95%       396,448     0.464827          184,280
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%       190,524     0.464455           88,490
Hartford Global Technology HLS
 Fund -- Class IA.............     1.10%        40,481     0.461585           18,686
Hartford Global Technology HLS
 Fund -- Class IA.............     1.15%     4,828,123     0.461205        2,226,754
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%    59,480,569     0.458378       27,264,584
Hartford Global Technology HLS
 Fund -- Class IA.............     1.30%       246,722     0.459537          113,378
Hartford Global Technology HLS
 Fund -- Class IA.............     1.40%     3,149,992     0.455166        1,433,769
Hartford Global Technology HLS
 Fund -- Class IA.............     1.45%     2,292,247     0.454760        1,042,422
Hartford Global Technology HLS
 Fund -- Class IA.............     1.50%     6,850,035     0.453044        3,103,367
Hartford Global Technology HLS
 Fund -- Class IA.............     1.60%     7,047,475     0.451597        3,182,619
Hartford Global Technology HLS
 Fund -- Class IA.............     1.65%     2,026,362     0.449866          911,591
Hartford Global Technology HLS
 Fund -- Class IA.............     1.70%       148,313     0.449493           66,665
Hartford Global Technology HLS
 Fund -- Class IA.............     1.75%       955,767     0.449960          430,057
Hartford Global Technology HLS
 Fund -- Class IA.............     1.80%     2,222,728     0.449414          998,925
Hartford Global Technology HLS
 Fund -- Class IA.............     1.85%       160,340     0.446348           71,567
Hartford Global Technology HLS
 Fund -- Class IA.............     1.95%       276,689     0.447811          123,904
Hartford Global Technology HLS
 Fund -- Class IA.............     2.00%        15,597     0.444730            6,936
Hartford Global Technology HLS
 Fund -- Class IA.............     2.05%        22,897     0.444216           10,171
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%     1,800,686     0.450106          810,499
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%    10,065,918     0.449734        4,526,986
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%    15,304,475     0.449734        6,882,943
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%     1,221,629     0.446578          545,553
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%     1,939,340     0.446578          866,067
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%       453,632     0.446217          202,418
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%     2,152,377     0.446217          960,427
Hartford Global Technology HLS
 Fund -- Class IB.............     1.70%       446,795     0.445842          199,200
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%     8,250,274     0.443486        3,658,881
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%       730,013     0.443486          323,750
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%     9,606,985     0.443092        4,256,778
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%    15,835,470     0.443092        7,016,570
Hartford Global Technology HLS
 Fund -- Class IB.............     1.90%     2,099,006     0.442512          928,835
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%     2,082,376     0.441477          919,321

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%     1,472,780   $ 0.441477  $       650,199
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%       201,649     0.440940           88,915
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%       617,245     0.440940          272,168
Hartford Global Technology HLS
 Fund -- Class IB.............     2.05%     2,230,712     0.440566          982,776
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%       638,657     0.439722          280,831
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%       108,647     0.439722           47,774
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%       589,228     0.439346          258,875
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%     1,105,725     0.439346          485,796
Hartford Global Technology HLS
 Fund -- Class IB.............     2.20%       439,418     0.439132          192,963
Hartford Global Technology HLS
 Fund -- Class IB.............     2.25%       431,303     0.438904          189,301
Hartford Global Technology HLS
 Fund -- Class IB.............     2.30%        41,970     0.438692           18,412
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.40%        36,490     0.953484           34,793
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.80%    17,825,380     1.016647       18,122,119
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.95%     1,773,087     1.008732        1,788,569
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%     1,451,002     1.008704        1,463,632
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.10%       566,252     1.001694          567,211
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%    24,461,101     1.000853       24,481,967
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%   175,924,177     1.219829      214,597,413
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.30%       893,628     0.997246          891,167
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%       853,579     0.996026          850,187
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.40%     9,504,723     1.209498       11,495,944
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.45%     6,777,640     1.210297        8,202,957
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.50%    28,040,644     1.108583       31,085,381
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.60%    18,306,872     1.200050       21,969,162
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.65%    31,649,207     1.099913       34,811,374
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.70%       144,256     1.099944          158,674
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.75%     2,087,606     1.195710        2,496,171
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.80%     2,844,983     1.194269        3,397,675
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%     2,059,492     1.091293        2,247,509
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.90%         4,859    10.287647           49,993
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.95%     3,910,817     1.189953        4,653,689
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.00%       789,444     1.087353          858,404
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.05%        88,259     1.086045           95,854
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.10%         2,741     1.085504            2,976
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.15%       168,120     1.083026          182,079
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.20%        74,887     1.082118           81,036
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.30%       140,163     1.081024          151,520
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%    13,661,827     0.872611       11,921,461
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%    27,296,303     0.871901       23,799,674
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%    27,573,416     0.871901       24,041,289
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%     2,651,274     0.865620        2,294,996
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%     4,714,212     0.865620        4,080,716
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%     2,073,028     0.865068        1,793,311
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%     5,195,528     0.865068        4,494,485
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.70%     2,082,720     0.864349        1,800,197
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%    24,328,145     0.859562       20,911,549
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%     1,364,441     0.859562        1,172,822
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%    23,430,083     0.858849       20,122,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%    40,347,197   $ 0.858849  $    34,652,150
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.90%    32,081,137     1.174684       37,685,198
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%     4,190,664     0.855738        3,586,111
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%    18,661,699     0.855738       15,969,525
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%       437,057     0.854701          373,553
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%     1,631,185     0.854701        1,394,175
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.05%     2,923,397     0.853991        2,496,555
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%     1,355,852     0.852319        1,155,618
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%       323,277     0.852319          275,535
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%       647,730     0.851601          551,607
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%     1,910,184     0.851601        1,626,715
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.20%     4,469,128     0.851180        3,804,032
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.25%     2,801,674     0.850754        2,383,535
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.30%        21,479     0.850328           18,265
Hartford Growth HLS Fund --
 Class IA.....................     0.80%     6,747,645     1.266047        8,542,835
Hartford Growth HLS Fund --
 Class IA.....................     0.95%       253,622     1.261013          319,821
Hartford Growth HLS Fund --
 Class IA.....................     1.00%       122,841     1.259316          154,695
Hartford Growth HLS Fund --
 Class IA.....................     1.10%     1,152,794     1.255309        1,447,113
Hartford Growth HLS Fund --
 Class IA.....................     1.15%    14,595,405     1.254252       18,306,316
Hartford Growth HLS Fund --
 Class IA.....................     1.25%    53,370,817     1.250934       66,763,370
Hartford Growth HLS Fund --
 Class IA.....................     1.30%     3,278,606     1.249737        4,097,395
Hartford Growth HLS Fund --
 Class IA.....................     1.35%       127,675     1.248227          159,367
Hartford Growth HLS Fund --
 Class IA.....................     1.40%     1,478,163     1.245942        1,841,705
Hartford Growth HLS Fund --
 Class IA.....................     1.45%     2,631,595     1.244281        3,274,444
Hartford Growth HLS Fund --
 Class IA.....................     1.50%    18,678,817     1.242591       23,210,130
Hartford Growth HLS Fund --
 Class IA.....................     1.60%    17,444,725     1.239291       21,619,091
Hartford Growth HLS Fund --
 Class IA.....................     1.65%    10,626,139     1.237640       13,151,335
Hartford Growth HLS Fund --
 Class IA.....................     1.70%         4,119     1.235988            5,090
Hartford Growth HLS Fund --
 Class IA.....................     1.75%     1,878,582     1.234802        2,319,677
Hartford Growth HLS Fund --
 Class IA.....................     1.80%     2,096,907     1.233328        2,586,174
Hartford Growth HLS Fund --
 Class IA.....................     1.85%     1,947,857     1.231061        2,397,931
Hartford Growth HLS Fund --
 Class IA.....................     1.90%         2,234     1.230436            2,749
Hartford Growth HLS Fund --
 Class IA.....................     1.95%     1,006,402     1.228845        1,236,713
Hartford Growth HLS Fund --
 Class IA.....................     2.00%     1,152,209     1.226595        1,413,293
Hartford Growth HLS Fund --
 Class IA.....................     2.05%        34,007     1.225111           41,663
Hartford Growth HLS Fund --
 Class IA.....................     2.15%       155,969     1.221690          190,545
Hartford Growth HLS Fund --
 Class IA.....................     2.20%        48,301     1.220670           58,959
Hartford Growth HLS Fund --
 Class IA.....................     2.30%       131,077     1.219445          159,841
Hartford Growth HLS Fund --
 Class IB.....................     1.40%     4,859,933     1.237047        6,011,966
Hartford Growth HLS Fund --
 Class IB.....................     1.45%    15,626,643     1.236016       19,314,780
Hartford Growth HLS Fund --
 Class IB.....................     1.60%     1,094,959     1.231065        1,347,966
Hartford Growth HLS Fund --
 Class IB.....................     1.65%     1,622,760     1.229408        1,995,035
Hartford Growth HLS Fund --
 Class IB.....................     1.70%       932,208     1.228372        1,145,098
Hartford Growth HLS Fund --
 Class IB.....................     1.75%    18,418,548     1.225531       22,572,501
Hartford Growth HLS Fund --
 Class IB.....................     1.80%    44,620,799     1.224521       54,639,105
Hartford Growth HLS Fund --
 Class IB.....................     1.90%    15,124,805     1.221692       18,477,853
Hartford Growth HLS Fund --
 Class IB.....................     1.95%     6,514,631     1.220075        7,948,339
Hartford Growth HLS Fund --
 Class IB.....................     2.00%     1,428,130     1.218591        1,740,307

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Growth HLS Fund --
 Class IB.....................     2.05%     1,066,579   $ 1.217574  $     1,298,638
Hartford Growth HLS Fund --
 Class IB.....................     2.10%       797,670     1.215198          969,326
Hartford Growth HLS Fund --
 Class IB.....................     2.15%     1,037,650     1.214172        1,259,886
Hartford Growth HLS Fund --
 Class IB.....................     2.20%     1,386,636     1.213572        1,682,782
Hartford Growth HLS Fund --
 Class IB.....................     2.25%     1,548,889     1.212961        1,878,741
Hartford Growth HLS Fund --
 Class IB.....................     2.30%        43,546     1.212349           52,793
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.80%       713,999     1.277822          912,360
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.95%        38,817     1.272714           49,403
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.00%        19,896     1.271033           25,288
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.10%       135,501     1.267011          171,682
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%     6,626,505     1.265950        8,388,824
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%    37,556,931     1.262594       47,419,156
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.30%       208,280     1.261365          262,718
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%       150,744     1.259859          189,916
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%       963,337     1.257518        1,211,413
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.45%     1,888,314     1.255839        2,371,419
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.50%    11,493,834     1.254156       14,415,061
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%     8,190,432     1.250816       10,244,723
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.65%     8,627,661     1.249145       10,777,200
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.70%        26,421     1.247484           32,960
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.75%     1,050,260     1.246299        1,308,938
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.80%     1,685,305     1.244781        2,097,836
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%     1,375,965     1.242512        1,709,653
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.90%           376    12.802732            4,809
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.95%       906,086     1.240298        1,123,816
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.00%     1,280,195     1.238014        1,584,900
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.05%        53,833     1.236529           66,566
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.10%         8,607     1.235910           10,637
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.15%     1,532,493     1.233067        1,889,667
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.20%        69,277     1.232050           85,353
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.30%     1,018,424     1.230828        1,253,505
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%     2,992,362     1.248642        3,736,389
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%    13,107,349     1.247609       16,352,846
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.60%       999,984     1.242628        1,242,609
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.65%     1,156,860     1.240963        1,435,621
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.70%       952,608     1.239918        1,181,156
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.75%     9,545,476     1.237017       11,807,916
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.80%    28,663,578     1.235999       35,428,153
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.90%     7,466,673     1.233162        9,207,617
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.95%     5,828,549     1.231512        7,177,928
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.00%     1,150,380     1.230025        1,414,996
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.05%     1,535,789     1.229007        1,887,495
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.10%       578,214     1.226607          709,241
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.15%       857,602     1.225570        1,051,051
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.20%     1,869,918     1.224961        2,290,577
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.25%       898,952     1.224350        1,100,632
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.30%         3,364     1.223730            4,117
Hartford High Yield HLS
 Fund -- Class IA.............     0.80%     8,245,662     1.252573       10,328,289

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford High Yield HLS
 Fund -- Class IA.............     0.95%       488,020   $ 1.242833  $       606,528
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%       526,776     1.242793          654,673
Hartford High Yield HLS
 Fund -- Class IA.............     1.10%       477,208     1.234145          588,944
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%    13,103,550     1.233121       16,158,263
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%    99,421,078     1.284843      127,740,477
Hartford High Yield HLS
 Fund -- Class IA.............     1.30%     1,399,571     1.228665        1,719,604
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%       191,243     1.227157          234,685
Hartford High Yield HLS
 Fund -- Class IA.............     1.40%     4,485,027     1.273969        5,713,785
Hartford High Yield HLS
 Fund -- Class IA.............     1.45%     3,024,307     1.274805        3,855,402
Hartford High Yield HLS
 Fund -- Class IA.............     1.50%    25,452,165     1.264941       32,195,487
Hartford High Yield HLS
 Fund -- Class IA.............     1.60%    19,216,726     1.264035       24,290,614
Hartford High Yield HLS
 Fund -- Class IA.............     1.65%     9,070,365     1.255012       11,383,417
Hartford High Yield HLS
 Fund -- Class IA.............     1.70%       140,368     1.255038          176,168
Hartford High Yield HLS
 Fund -- Class IA.............     1.75%     1,884,737     1.259443        2,373,719
Hartford High Yield HLS
 Fund -- Class IA.............     1.80%     2,337,273     1.257938        2,940,145
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%     2,914,389     1.245222        3,629,061
Hartford High Yield HLS
 Fund -- Class IA.............     1.90%         4,193    10.828811           45,409
Hartford High Yield HLS
 Fund -- Class IA.............     1.95%     1,553,144     1.253375        1,946,672
Hartford High Yield HLS
 Fund -- Class IA.............     2.00%       881,243     1.240722        1,093,378
Hartford High Yield HLS
 Fund -- Class IA.............     2.05%        43,158     1.239208           53,482
Hartford High Yield HLS
 Fund -- Class IA.............     2.15%       409,869     1.235759          506,499
Hartford High Yield HLS
 Fund -- Class IA.............     2.20%       213,573     1.234720          263,703
Hartford High Yield HLS
 Fund -- Class IA.............     2.30%       140,919     1.233474          173,820
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%     6,118,951     1.193021        7,300,038
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%    16,851,791     1.192022       20,087,706
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%    30,331,537     1.192022       36,155,859
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%     1,385,576     1.183444        1,639,752
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%     4,576,990     1.183444        5,416,611
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%     1,747,977     1.182703        2,067,338
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%     6,083,843     1.182703        7,195,379
Hartford High Yield HLS
 Fund -- Class IB.............     1.70%     1,432,688     1.181709        1,693,021
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%    24,425,577     1.175187       28,704,620
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%       465,335     1.175187          546,856
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%    23,049,365     1.174192       27,064,380
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%    47,033,782     1.174192       55,226,691
Hartford High Yield HLS
 Fund -- Class IB.............     1.90%    10,743,179     1.237577       13,295,511
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%     5,258,710     1.169928        6,152,312
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%     5,319,827     1.169928        6,223,815
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%       889,156     1.168523        1,038,999
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%     2,374,954     1.168523        2,775,189
Hartford High Yield HLS
 Fund -- Class IB.............     2.05%     3,343,584     1.167555        3,903,818
Hartford High Yield HLS
 Fund -- Class IB.............     2.10%       733,325     1.165258          854,513
Hartford High Yield HLS
 Fund -- Class IB.............     2.10%        86,106     1.165258          100,336
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%       861,479     1.164289        1,003,010
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%     2,246,819     1.164289        2,615,947
Hartford High Yield HLS
 Fund -- Class IB.............     2.20%     1,759,038     1.163702        2,046,996
Hartford High Yield HLS
 Fund -- Class IB.............     2.25%       907,148     1.163119        1,055,122
Hartford High Yield HLS
 Fund -- Class IB.............     2.30%         6,224     1.162544            7,236

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Index HLS Fund --
 Class IA.....................     0.40%        16,620   $ 0.985951  $        16,388
Hartford Index HLS Fund --
 Class IA.....................     0.80%     2,954,636     0.957372        2,828,686
Hartford Index HLS Fund --
 Class IA.....................     0.95%       471,962     0.949917          448,324
Hartford Index HLS Fund --
 Class IA.....................     1.00%       217,260     0.949877          206,370
Hartford Index HLS Fund --
 Class IA.....................     1.10%        39,445     0.943260           37,207
Hartford Index HLS Fund --
 Class IA.....................     1.15%     7,743,535     0.942479        7,298,119
Hartford Index HLS Fund --
 Class IA.....................     1.25%   115,307,930     4.585551      528,750,396
Hartford Index HLS Fund --
 Class IA.....................     1.30%       121,858     0.939081          114,434
Hartford Index HLS Fund --
 Class IA.....................     1.35%        47,037     0.937952           44,118
Hartford Index HLS Fund --
 Class IA.....................     1.40%     3,107,591     4.546757       14,129,461
Hartford Index HLS Fund --
 Class IA.....................     1.45%     1,534,832     4.549717        6,983,050
Hartford Index HLS Fund --
 Class IA.....................     1.50%    28,724,929     1.001687       28,773,388
Hartford Index HLS Fund --
 Class IA.....................     1.60%     4,082,637     4.511230       18,417,715
Hartford Index HLS Fund --
 Class IA.....................     1.65%     7,341,625     0.993845        7,296,437
Hartford Index HLS Fund --
 Class IA.....................     1.70%        55,267     0.993883           54,929
Hartford Index HLS Fund --
 Class IA.....................     1.75%       421,346     4.494902        1,893,909
Hartford Index HLS Fund --
 Class IA.....................     1.80%       693,149     4.489460        3,111,863
Hartford Index HLS Fund --
 Class IA.....................     1.85%     1,337,933     0.986093        1,319,326
Hartford Index HLS Fund --
 Class IA.....................     1.90%        60,174     0.985599           59,307
Hartford Index HLS Fund --
 Class IA.....................     1.95%       375,358     4.473202        1,679,052
Hartford Index HLS Fund --
 Class IA.....................     2.00%     1,597,666     0.982526        1,569,748
Hartford Index HLS Fund --
 Class IA.....................     2.05%         9,476     0.981316            9,299
Hartford Index HLS Fund --
 Class IA.....................     2.15%       124,163     0.978586          121,505
Hartford Index HLS Fund --
 Class IA.....................     2.20%         1,928     0.977773            1,885
Hartford Index HLS Fund --
 Class IA.....................     2.30%        88,220     0.976788           86,172
Hartford Index HLS Fund --
 Class IB.....................     1.40%     5,554,989     0.847679        4,708,848
Hartford Index HLS Fund --
 Class IB.....................     1.45%    25,445,996     0.846965       21,551,868
Hartford Index HLS Fund --
 Class IB.....................     1.45%    30,367,501     0.846965       25,720,211
Hartford Index HLS Fund --
 Class IB.....................     1.60%     2,265,231     0.840858        1,904,737
Hartford Index HLS Fund --
 Class IB.....................     1.60%     3,532,388     0.840858        2,970,236
Hartford Index HLS Fund --
 Class IB.....................     1.65%     4,166,965     0.840354        3,501,726
Hartford Index HLS Fund --
 Class IB.....................     1.65%     5,519,920     0.840354        4,638,687
Hartford Index HLS Fund --
 Class IB.....................     1.70%     1,383,989     0.839636        1,162,047
Hartford Index HLS Fund --
 Class IB.....................     1.75%    18,829,939     0.834992       15,722,849
Hartford Index HLS Fund --
 Class IB.....................     1.75%       535,135     0.834992          446,833
Hartford Index HLS Fund --
 Class IB.....................     1.80%    22,376,486     0.834283       18,668,322
Hartford Index HLS Fund --
 Class IB.....................     1.80%    43,103,813     0.834283       35,960,778
Hartford Index HLS Fund --
 Class IB.....................     1.90%     1,383,115     4.416663        6,108,754
Hartford Index HLS Fund --
 Class IB.....................     1.95%     3,736,099     0.831263        3,105,681
Hartford Index HLS Fund --
 Class IB.....................     1.95%     5,728,378     0.831263        4,761,788
Hartford Index HLS Fund --
 Class IB.....................     2.00%       609,873     0.830289          506,371
Hartford Index HLS Fund --
 Class IB.....................     2.00%     1,676,050     0.830289        1,391,606
Hartford Index HLS Fund --
 Class IB.....................     2.05%     1,823,457     0.829569        1,512,683
Hartford Index HLS Fund --
 Class IB.....................     2.10%       415,069     0.827952          343,657
Hartford Index HLS Fund --
 Class IB.....................     2.10%        17,523     0.827952           14,508
Hartford Index HLS Fund --
 Class IB.....................     2.15%       459,071     0.827267          379,775
Hartford Index HLS Fund --
 Class IB.....................     2.15%     2,493,107     0.827267        2,062,465
Hartford Index HLS Fund --
 Class IB.....................     2.20%     1,273,051     0.826856        1,052,630

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Index HLS Fund --
 Class IB.....................     2.25%       689,949   $ 0.826432  $       570,196
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.80%     1,705,240     1.304632        2,224,707
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.95%       105,898     1.297478          137,400
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%        52,998     1.295091           68,637
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.10%       154,343     1.289078          198,961
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%     6,914,741     1.287995        8,906,152
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%    56,814,021     1.283277       72,908,126
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.30%       556,450     1.283344          714,116
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.35%       307,172     1.281792          393,731
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.40%     1,401,814     1.276238        1,789,048
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.45%     2,107,047     1.273902        2,684,172
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.50%     7,559,887     1.271563        9,612,873
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%     7,694,520     1.266904        9,748,218
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.65%    10,311,650     1.264573       13,039,834
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.70%       114,936     1.262260          145,080
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.75%       959,553     1.262313        1,211,256
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.80%     1,118,717     1.260785        1,410,462
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.85%        33,736     1.255347           42,351
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.90%         9,657     1.254730           12,117
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.95%       902,098     1.256242        1,133,253
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     2.00%        32,274     1.250795           40,369
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%     4,423,348     1.264289        5,592,390
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%    17,522,358     1.263239       22,134,926
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.60%     2,274,780     1.256315        2,857,840

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.65%     2,730,415   $ 1.253997  $     3,423,932
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.70%       714,593     1.252957          895,354
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.75%     9,847,288     1.248152       12,290,912
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.80%    26,567,973     1.247095       33,132,786
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.90%    13,241,077     1.244914       16,484,002
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.95%     6,301,629     1.242578        7,830,266
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.00%       837,925     1.241074        1,039,927
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.05%     1,158,472     1.240047        1,436,560
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.10%       348,993     1.237640          431,928
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.15%     1,347,828     1.236597        1,666,720
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.20%     1,631,523     1.235966        2,016,506
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.25%       950,794     1.235361        1,174,574
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.30%        21,694     1.234745           26,787
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.80%       224,941     1.557691          350,391
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.95%        41,930     1.549145           64,956
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%        25,344     1.546277           39,189
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.10%        72,740     1.539095          111,953
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.15%     1,735,157     1.537819        2,668,358
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%    18,202,589     1.532177       27,889,589
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.30%       104,591     1.532262          160,261
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.35%        25,400     1.530410           38,873
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.40%       682,773     1.523780        1,040,396
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.45%       433,037     1.520984          658,642
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.50%     2,141,733     1.518196        3,251,570
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.60%     2,549,786     1.512644        3,856,919
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.65%     1,814,210     1.509869        2,739,220
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.70%         7,811     1.507120           11,772
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.75%       473,881     1.507183          714,226
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.80%       419,258     1.505371          631,139
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.85%        45,098     1.498845           67,595
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.90%        11,850     1.498103           17,753
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.95%       563,335     1.499917          844,956
Hartford International Small
 Company HLS Fund --
 Class IA.....................     2.05%         3,546     1.491610            5,289
Hartford International Small
 Company HLS Fund --
 Class IA.....................     2.20%         4,870     1.486229            7,238
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.40%     1,178,979     1.509488        1,779,655

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%     5,841,817   $ 1.508229  $     8,810,798
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.60%       534,879     1.499943          802,288
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.65%       539,577     1.497213          807,862
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.70%       150,450     1.495944          225,065
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.75%     3,682,049     1.490272        5,487,254
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.80%    10,424,184     1.489029       15,521,913
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.90%     4,749,037     1.486367        7,058,811
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.95%     2,519,049     1.483617        3,737,304
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.00%       284,932     1.481829          422,220
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.05%       234,407     1.480589          347,060
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.10%       128,775     1.477694          190,290
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.15%       649,506     1.476459          958,969
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.20%       284,595     1.475724          419,983
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.25%       224,865     1.474983          331,673
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.30%         3,941     1.474252            5,811
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.40%         5,106     1.109605            5,669
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.80%     4,192,996     1.002102        4,201,810
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.95%        95,331     0.994294           94,787
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%       126,181     0.994275          125,459
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.10%       409,698     0.987370          404,524
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%    18,316,464     0.986529       18,069,723
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%   229,281,151     1.850399      424,261,613
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.30%       989,110     0.982965          972,260
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%       739,454     0.981793          725,991
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.40%     3,898,623     1.834732        7,152,929
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.45%     2,765,212     1.835937        5,076,754
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.50%    20,184,409     1.026599       20,721,294
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%     6,197,201     1.820395       11,281,354
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.65%    38,920,917     1.018537       39,642,394
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.70%       166,789     1.018593          169,890
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.75%     1,166,994     1.813825        2,116,723
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.80%       914,757     1.811644        1,657,214
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%       383,792     1.010623          387,869
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.90%        34,401     1.010128           34,750
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.95%     2,210,441     1.805079        3,990,020
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.00%        35,482     1.006938           35,729
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.10%         3,940     1.005240            3,960
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%    12,066,427     1.081252       13,046,848
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%    19,519,485     0.774893       15,125,512
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%    17,149,868     0.774893       13,289,313
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%     1,469,334     0.769317        1,130,384
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%     3,493,200     0.769317        2,687,378
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%     1,175,326     0.768861          903,662
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%     3,143,010     0.768861        2,416,538
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%     2,295,668     0.768218        1,763,573
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%     1,358,180     0.763951        1,037,583
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%    26,950,216     0.766242       20,650,387
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%    16,643,344     0.763308       12,703,998

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%    41,823,692   $ 0.763308  $    31,924,359
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.90%    45,975,294     1.060864       48,773,534
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%     3,003,687     0.760545        2,284,439
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%    22,973,418     0.760545       17,472,318
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%       588,678     0.759641          447,184
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%     1,353,971     0.759641        1,028,532
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%     2,031,499     0.758997        1,541,902
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       755,932     0.757511          572,627
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       469,707     0.757511          355,808
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%       472,684     0.756891          357,770
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%     1,454,476     0.756891        1,100,880
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.20%     4,566,849     1.031909        4,712,573
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.25%     2,375,030     1.030653        2,447,832
Hartford MidCap HLS Fund --
 Class IA.....................     0.80%     6,754,711     2.064266       13,943,519
Hartford MidCap HLS Fund --
 Class IA.....................     0.95%       488,880     2.048196        1,001,321
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       491,194     2.048131        1,006,029
Hartford MidCap HLS Fund --
 Class IA.....................     1.15%       186,242     2.032220          378,486
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%   223,973,396     3.209688      718,884,720
Hartford MidCap HLS Fund --
 Class IA.....................     1.30%        40,927     2.024860           82,871
Hartford MidCap HLS Fund --
 Class IA.....................     1.40%     8,505,345     3.182542       27,068,617
Hartford MidCap HLS Fund --
 Class IA.....................     1.45%     3,072,146     3.184618        9,783,611
Hartford MidCap HLS Fund --
 Class IA.....................     1.50%    11,101,999     2.344907       26,033,154
Hartford MidCap HLS Fund --
 Class IA.....................     1.60%     2,539,952     3.157693        8,020,388
Hartford MidCap HLS Fund --
 Class IA.....................     1.65%       496,099     2.326556        1,154,201
Hartford MidCap HLS Fund --
 Class IA.....................     1.70%       474,778     2.326588        1,104,613
Hartford MidCap HLS Fund --
 Class IA.....................     1.75%       503,158     3.146255        1,583,064
Hartford MidCap HLS Fund --
 Class IA.....................     1.80%        77,651     3.142459          244,014
Hartford MidCap HLS Fund --
 Class IA.....................     1.85%       303,622     2.308394          700,879
Hartford MidCap HLS Fund --
 Class IA.....................     1.90%        40,559     2.307240           93,580
Hartford MidCap HLS Fund --
 Class IA.....................     1.95%        56,107     3.131087          175,675
Hartford MidCap HLS Fund --
 Class IA.....................     2.00%        94,099     2.300015          216,428
Hartford MidCap HLS Fund --
 Class IA.....................     2.05%         1,994     2.297243            4,582
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    21,096,031     1.264280       26,671,290
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    17,850,467     1.264280       22,567,989
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     3,602,717     1.255162        4,521,993
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     3,393,546     1.255162        4,259,450
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%     2,669,723     1.254397        3,348,892
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%     4,524,213     1.254397        5,675,159
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     1,554,133     1.245355        1,935,447
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     3,112,870     1.245355        3,876,628
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%       300,596     1.240852          372,995
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%       253,164     1.240852          314,140
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%        62,253     1.239351           77,153
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%       331,060     1.239351          410,299
Hartford MidCap HLS Fund --
 Class IB.....................     2.10%        11,008     1.235900           13,605
Hartford MidCap HLS Fund --
 Class IB.....................     2.10%       128,383     1.235900          158,669
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%         9,666     1.234870           11,937
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%       145,945     1.234870          180,223

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford MidCap HLS Fund --
 Class IB.....................     2.30%        21,741   $ 1.233002  $        26,807
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.40%         7,890     1.428140           11,270
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.80%    17,779,074     1.407358       25,021,522
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.95%     1,721,828     1.399611        2,409,889
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%     1,356,606     1.397080        1,895,287
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.10%     1,188,531     1.390567        1,652,733
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.15%    22,814,524     1.389389       31,698,248
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%   186,816,416     1.384316      258,612,953
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.30%     2,579,224     1.384361        3,570,578
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.35%       130,610     1.382707          180,595
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.40%     7,315,583     1.376722       10,071,524
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.45%     9,810,042     1.374199       13,480,950
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.50%    30,783,655     1.371673       42,225,109
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.60%    35,615,266     1.366655       48,673,781
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.65%     9,932,459     1.364127       13,549,135
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.70%       414,978     1.361641          565,052
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.75%     3,760,542     1.361702        5,120,738
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.80%     4,185,023     1.360070        5,691,924
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.85%     3,678,261     1.354157        4,980,943
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.90%        19,241     1.353487           26,043
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.95%     2,222,043     1.355138        3,011,175
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.00%     1,022,338     1.349283        1,379,423
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.05%        46,929     1.347641           63,243
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.10%        21,805     1.346969           29,371
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.15%       269,860     1.343880          362,659
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.20%        72,611     1.342762           97,499
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.30%       112,009     1.341421          150,252
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%     7,083,152     1.363905        9,660,747
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%    66,625,079     1.362751       90,793,393
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.60%     8,287,502     1.355283       11,231,910
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.65%    11,697,575     1.352773       15,824,163
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.70%     2,121,927     1.351647        2,868,097
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.75%    27,535,498     1.346477       37,075,914
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.80%    98,694,452     1.345371      132,780,653
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.90%    16,082,374     1.342963       21,598,034
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.95%    14,331,117     1.340490       19,210,719
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.00%     4,191,993     1.338883        5,612,588
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.05%     3,110,855     1.337760        4,161,578
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.10%     1,762,059     1.335145        2,352,605
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.15%     3,327,936     1.334036        4,439,586
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.20%     2,082,989     1.333356        2,777,366
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.25%       961,433     1.332691        1,281,293
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.30%         9,574     1.332026           12,753
Hartford Money Market HLS
 Fund -- Class IA.............     0.40%           944     1.037708              989
Hartford Money Market HLS
 Fund -- Class IA.............     0.80%     1,909,739     1.103248        2,106,916
Hartford Money Market HLS
 Fund -- Class IA.............     0.95%        88,402     1.094675           96,771
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%        14,747     1.094625           16,143
Hartford Money Market HLS
 Fund -- Class IA.............     1.10%        41,864     1.087015           45,507

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%     4,538,490   $ 1.086127  $     4,929,377
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%   118,238,464     1.899008      224,535,789
Hartford Money Market HLS
 Fund -- Class IA.............     1.30%        82,076     1.082179           88,821
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%       111,975     1.080883          121,032
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%     3,693,649     1.882952        6,954,963
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%     1,119,296     1.884186        2,108,962
Hartford Money Market HLS
 Fund -- Class IA.............     1.50%    19,614,952     1.108340       21,740,036
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     4,936,720     1.868265        9,223,101
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%     7,868,288     1.099647        8,652,339
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%       232,794     1.099679          255,999
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%       617,582     1.861504        1,149,631
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%       858,163     1.859262        1,595,549
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%     1,018,170     1.091064        1,110,889
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%       760,643     1.852519        1,409,106
Hartford Money Market HLS
 Fund -- Class IA.............     2.00%     1,048,821     1.087114        1,140,188
Hartford Money Market HLS
 Fund -- Class IA.............     2.05%       122,728     1.085803          133,258
Hartford Money Market HLS
 Fund -- Class IA.............     2.15%        91,523     1.082773           99,099
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%        54,492     1.081872           58,953
Hartford Money Market HLS
 Fund -- Class IA.............     2.30%         8,723     0.992573            8,659
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%     5,657,469     1.114015        6,302,505
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    22,516,843     1.039207       23,399,661
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    26,005,782     1.039207       27,025,391
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%     1,596,414     1.031737        1,647,080
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%     3,414,321     1.031737        3,522,681
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     1,541,325     1.031091        1,589,247
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     3,994,338     1.031091        4,118,526
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%       710,572     1.030240          732,060
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%       354,863     1.024521          363,565
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%    12,291,383     1.027608       12,630,723
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%    18,028,717     1.023675       18,455,547
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%    29,045,854     1.023675       29,733,514
Hartford Money Market HLS
 Fund -- Class IB.............     1.90%     8,853,937     1.093016        9,677,494
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%     3,332,453     1.019979        3,399,032
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%     4,529,238     1.019979        4,619,728
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%     1,004,468     1.018734        1,023,285
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%     1,091,232     1.018734        1,111,675
Hartford Money Market HLS
 Fund -- Class IB.............     2.05%       913,075     1.017888          929,409
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%       346,468     1.015905          351,979
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%        51,591     1.015905           52,412
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%       964,688     1.015037          979,194
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%     1,620,560     1.015037        1,644,928
Hartford Money Market HLS
 Fund -- Class IB.............     2.20%     1,356,451     0.965057        1,309,052
Hartford Money Market HLS
 Fund -- Class IB.............     2.25%       526,714     0.963899          507,699
Hartford Money Market HLS
 Fund -- Class IB.............     2.30%        15,514     0.963422           14,947
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.80%     1,364,565     1.321277        1,802,968
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.95%       163,139     1.310995          213,874
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%        71,632     1.310958           93,906
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.10%        48,713     1.301855           63,418

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.15%     3,300,429   $ 1.300777  $     4,293,122
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%    49,452,979     2.843601      140,624,540
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.30%       116,249     1.296052          150,665
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.35%        75,204     1.294479           97,349
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.40%     1,669,738     2.819594        4,707,984
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.45%       689,399     2.821400        1,945,072
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%    12,496,451     1.295334       16,187,078
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.60%     6,547,729     2.797557       18,317,644
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.65%     3,560,429     1.285175        4,575,774
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.70%       161,894     1.285208          208,067
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.75%       644,243     2.787418        1,795,773
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.80%       536,094     2.784056        1,492,516
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%     1,130,525     1.275109        1,441,543
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.90%         5,490     1.274490            6,996
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.95%       384,304     2.773975        1,066,051
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.00%       736,785     1.270531          936,108
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.15%        40,701     1.265439           51,505
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.20%        30,497     1.264380           38,560
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.30%        68,988     1.263109           87,139
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%     2,501,552     1.253936        3,136,786
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%    10,435,972     1.252884       13,075,063
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%    24,567,959     1.252884       30,780,803
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       605,963     1.243850          753,727
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%     2,392,709     1.243850        2,976,171
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%       962,594     1.243088        1,196,589
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%     2,812,773     1.243088        3,496,525
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.70%       620,464     1.242044          770,644
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%    10,127,821     1.235190       12,509,783
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%       115,407     1.235190          142,549
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%    13,845,387     1.234143       17,087,187
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%    31,738,184     1.234143       39,169,458
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.90%     1,610,449     2.738765        4,410,641
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%     2,630,413     1.229665        3,234,527
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%     2,320,928     1.229665        2,853,963
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%       287,851     1.228187          353,534
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%     1,036,024     1.228187        1,272,431
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.05%       719,821     1.227154          883,331
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%       317,263     1.224761          388,571
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%        21,173     1.224761           25,932
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%       333,222     1.223736          407,776
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%     1,407,957     1.223736        1,722,968
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.20%       325,689     1.223121          398,357
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.25%       195,541     1.222504          239,050
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.30%        19,395     1.221900           23,699
Hartford Small Company HLS
 Fund -- Class IA.............     0.40%         4,679     1.142876            5,349
Hartford Small Company HLS
 Fund -- Class IA.............     0.80%     3,702,530     1.182523        4,378,327
Hartford Small Company HLS
 Fund -- Class IA.............     0.95%       278,069     1.173326          326,265
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%       232,054     1.173292          272,267

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Small Company HLS
 Fund -- Class IA.............     1.10%       139,181   $ 1.165129  $       162,163
Hartford Small Company HLS
 Fund -- Class IA.............     1.15%     5,509,242     1.164164        6,413,661
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%   175,080,453     1.906592      333,806,990
Hartford Small Company HLS
 Fund -- Class IA.............     1.30%       439,627     1.159944          509,943
Hartford Small Company HLS
 Fund -- Class IA.............     1.35%        50,165     1.158555           58,118
Hartford Small Company HLS
 Fund -- Class IA.............     1.40%     6,455,506     1.890483       12,204,023
Hartford Small Company HLS
 Fund -- Class IA.............     1.45%     2,311,667     1.891707        4,372,997
Hartford Small Company HLS
 Fund -- Class IA.............     1.50%    16,506,980     1.332851       22,001,345
Hartford Small Company HLS
 Fund -- Class IA.............     1.60%     8,852,958     1.875724       16,605,705
Hartford Small Company HLS
 Fund -- Class IA.............     1.65%     4,543,236     1.322402        6,007,984
Hartford Small Company HLS
 Fund -- Class IA.............     1.70%       184,126     1.322453          243,498
Hartford Small Company HLS
 Fund -- Class IA.............     1.75%     1,125,703     1.868924        2,103,853
Hartford Small Company HLS
 Fund -- Class IA.............     1.80%     1,067,061     1.866680        1,991,861
Hartford Small Company HLS
 Fund -- Class IA.............     1.85%     1,541,564     1.312063        2,022,629
Hartford Small Company HLS
 Fund -- Class IA.............     1.90%        36,144     1.311418           47,399
Hartford Small Company HLS
 Fund -- Class IA.............     1.95%       603,041     1.859901        1,121,596
Hartford Small Company HLS
 Fund -- Class IA.............     2.00%       661,047     1.307324          864,203
Hartford Small Company HLS
 Fund -- Class IA.............     2.05%         3,704     1.305755            4,836
Hartford Small Company HLS
 Fund -- Class IA.............     2.15%        57,514     1.302105           74,890
Hartford Small Company HLS
 Fund -- Class IA.............     2.20%         3,332     1.301025            4,336
Hartford Small Company HLS
 Fund -- Class IA.............     2.30%       141,349     1.299719          183,714
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%     2,828,347     1.328086        3,756,288
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    27,729,782     0.695370       19,282,459
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    36,012,141     0.695370       25,041,762
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     3,029,861     0.690332        2,091,610
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     4,606,433     0.690332        3,179,968
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     1,936,393     0.689910        1,335,937
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     7,469,772     0.689910        5,153,471
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%     1,563,756     0.689346        1,077,969
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%       288,974     0.685495          198,091
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%    22,833,657     0.687591       15,700,217
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    19,440,486     0.684933       13,315,430
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    52,411,687     0.684933       35,898,494
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%     6,758,666     1.303053        8,806,901
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%     5,370,463     0.682441        3,665,024
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%     4,591,413     0.682441        3,133,368
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       527,791     0.681611          359,748
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%     2,173,244     0.681611        1,481,307
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%     2,600,628     0.681062        1,771,189
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%       654,678     0.679718          444,996
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%       118,049     0.679718           80,240
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%       995,415     0.679171          676,057
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%     2,095,118     0.679171        1,422,943
Hartford Small Company HLS
 Fund -- Class IB.............     2.20%       795,610     1.062682          845,480
Hartford Small Company HLS
 Fund -- Class IB.............     2.25%       454,364     1.061394          482,259
Hartford Small Company HLS
 Fund -- Class IB.............     2.30%        48,861     1.060853           51,834
Hartford Small Company HLS
 Fund -- Class IB.............     2.30%         4,625     1.060853            4,907
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.40%         4,285     1.261210            5,403

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.80%       779,465   $ 1.247805  $       972,620
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.95%        98,281     1.242815          122,145
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.00%        36,074     1.241148           44,773
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.10%       104,976     1.237221          129,879
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%    11,063,163     1.236179       13,676,050
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%    42,958,345     1.232886       52,962,742
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.30%       155,376     1.231719          191,379
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%       451,246     1.230225          555,134
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.40%     1,554,073     1.227983        1,908,376
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.45%     2,713,907     1.226342        3,328,178
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.50%    15,046,190     1.224699       18,427,054
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%    10,377,486     1.221408       12,675,145
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.65%    20,989,907     1.219807       25,603,635
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.70%        44,597     1.218167           54,327
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.75%     1,619,161     1.217009        1,970,534
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.80%     2,609,423     1.215532        3,171,838
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%     1,725,508     1.213291        2,093,543
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.90%         1,522    12.310086           18,741
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.95%     2,835,716     1.211116        3,434,381
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.00%     1,051,732     1.208893        1,271,431
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.05%        24,394     1.207430           29,454
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.10%         1,173     1.206814            1,415
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.15%     1,541,907     1.204061        1,856,550
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.20%        32,301     1.203069           38,861
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.30%     1,044,986     1.201867        1,255,934
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%     8,202,280     1.224421       10,043,044
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.45%    18,789,652     1.223394       22,987,147
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.60%     2,755,638     1.218487        3,357,709
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.65%     1,551,672     1.216875        1,888,191
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.70%     1,081,239     1.215846        1,314,620
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.75%    16,477,454     1.213032       19,987,679
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.80%    38,584,033     1.212032       46,765,083
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.90%    27,286,612     1.209241       32,996,090
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.95%    13,575,311     1.207620       16,393,817
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.00%     1,015,988     1.206164        1,225,448
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.05%     2,405,103     1.205159        2,898,532
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.10%       935,560     1.202795        1,125,287
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.15%     1,064,283     1.201794        1,279,049
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.20%     3,011,047     1.201190        3,616,840
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.25%     1,857,631     1.200593        2,230,258
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.30%        32,309     1.199985           38,770
Hartford Stock HLS Fund --
 Class IA.....................     0.40%        25,578     0.891825           22,816
Hartford Stock HLS Fund --
 Class IA.....................     0.80%    53,618,115     0.889362       47,685,914
Hartford Stock HLS Fund --
 Class IA.....................     0.95%     4,103,450     0.882411        3,620,929
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     3,805,353     0.882400        3,357,843
Hartford Stock HLS Fund --
 Class IA.....................     1.10%     2,249,612     0.876241        1,971,203
Hartford Stock HLS Fund --
 Class IA.....................     1.15%    55,256,532     0.875508       48,377,536
Hartford Stock HLS Fund --
 Class IA.....................     1.25%   396,625,740     5.488472    2,176,869,266

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Stock HLS Fund --
 Class IA.....................     1.30%     4,673,738   $ 0.872356  $     4,077,163
Hartford Stock HLS Fund --
 Class IA.....................     1.35%     1,156,626     0.871291        1,007,758
Hartford Stock HLS Fund --
 Class IA.....................     1.40%    11,380,679     5.442056       61,934,291
Hartford Stock HLS Fund --
 Class IA.....................     1.45%     5,515,161     5.445569       30,033,189
Hartford Stock HLS Fund --
 Class IA.....................     1.50%    84,262,359     0.924122       77,868,700
Hartford Stock HLS Fund --
 Class IA.....................     1.60%    11,215,763     5.399516       60,559,691
Hartford Stock HLS Fund --
 Class IA.....................     1.65%    58,867,123     0.916859       53,972,852
Hartford Stock HLS Fund --
 Class IA.....................     1.70%     1,075,220     0.916898          985,867
Hartford Stock HLS Fund --
 Class IA.....................     1.75%     1,377,656     5.379948        7,411,719
Hartford Stock HLS Fund --
 Class IA.....................     1.80%     1,272,735     5.373447        6,838,976
Hartford Stock HLS Fund --
 Class IA.....................     1.85%     5,523,795     0.909689        5,024,936
Hartford Stock HLS Fund --
 Class IA.....................     1.90%       192,553     0.909238          175,076
Hartford Stock HLS Fund --
 Class IA.....................     1.95%     1,458,011     5.353998        7,806,190
Hartford Stock HLS Fund --
 Class IA.....................     2.00%     2,176,137     0.906415        1,972,483
Hartford Stock HLS Fund --
 Class IA.....................     2.05%        84,382     0.905312           76,392
Hartford Stock HLS Fund --
 Class IA.....................     2.10%        25,852     0.904858           23,392
Hartford Stock HLS Fund --
 Class IA.....................     2.15%       481,397     0.902772          434,592
Hartford Stock HLS Fund --
 Class IA.....................     2.20%        47,992     0.902029           43,290
Hartford Stock HLS Fund --
 Class IA.....................     2.30%       172,182     0.901119          155,157
Hartford Stock HLS Fund --
 Class IB.....................     1.40%    19,822,571     1.008454       19,990,151
Hartford Stock HLS Fund --
 Class IB.....................     1.45%    79,385,874     0.790641       62,765,726
Hartford Stock HLS Fund --
 Class IB.....................     1.45%   107,043,151     0.790641       84,632,704
Hartford Stock HLS Fund --
 Class IB.....................     1.60%     9,552,681     0.784942        7,498,300
Hartford Stock HLS Fund --
 Class IB.....................     1.60%    14,858,106     0.784942       11,662,751
Hartford Stock HLS Fund --
 Class IB.....................     1.65%     9,681,572     0.784437        7,594,583
Hartford Stock HLS Fund --
 Class IB.....................     1.65%    22,119,372     0.784437       17,351,254
Hartford Stock HLS Fund --
 Class IB.....................     1.70%     3,397,839     0.783780        2,663,158
Hartford Stock HLS Fund --
 Class IB.....................     1.75%     2,471,256     0.779449        1,926,218
Hartford Stock HLS Fund --
 Class IB.....................     1.75%    51,051,430     0.781809       39,912,467
Hartford Stock HLS Fund --
 Class IB.....................     1.80%    52,397,256     0.778803       40,807,140
Hartford Stock HLS Fund --
 Class IB.....................     1.80%   117,254,012     0.778803       91,317,776
Hartford Stock HLS Fund --
 Class IB.....................     1.90%    53,354,118     0.989445       52,790,965
Hartford Stock HLS Fund --
 Class IB.....................     1.95%    12,350,539     0.775987        9,583,858
Hartford Stock HLS Fund --
 Class IB.....................     1.95%    30,065,048     0.775987       23,330,086
Hartford Stock HLS Fund --
 Class IB.....................     2.00%     2,627,062     0.775035        2,036,065
Hartford Stock HLS Fund --
 Class IB.....................     2.00%     5,566,841     0.775035        4,314,497
Hartford Stock HLS Fund --
 Class IB.....................     2.05%     9,079,080     0.774388        7,030,730
Hartford Stock HLS Fund --
 Class IB.....................     2.10%     2,293,874     0.772879        1,772,887
Hartford Stock HLS Fund --
 Class IB.....................     2.10%       575,336     0.772879          444,665
Hartford Stock HLS Fund --
 Class IB.....................     2.15%     1,267,401     0.772242          978,740
Hartford Stock HLS Fund --
 Class IB.....................     2.15%     6,359,998     0.772242        4,911,458
Hartford Stock HLS Fund --
 Class IB.....................     2.20%     7,630,074     0.829321        6,327,780
Hartford Stock HLS Fund --
 Class IB.....................     2.25%     5,094,862     0.828322        4,220,186
Hartford Stock HLS Fund --
 Class IB.....................     2.30%        58,977     0.827900           48,827
Hartford Stock HLS Fund --
 Class IB.....................     2.30%        55,256     0.827900           45,746
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.40%        38,680     1.115348           43,143
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.80%     2,133,155     1.103502        2,353,941
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.95%       121,415     1.099085          133,446

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%        38,301   $ 1.097616  $        42,040
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.10%        71,247     1.094137           77,953
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%    13,407,163     1.093234       14,657,166
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%    83,522,491     1.090311       91,065,490
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.30%       439,115     1.089283          478,321
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%       436,240     1.087952          474,608
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.40%     3,114,226     1.085951        3,381,897
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.45%     2,894,584     1.084507        3,139,197
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.50%    20,397,034     1.083067       22,091,355
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.60%    23,813,906     1.080167       25,722,996
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.65%    23,194,238     1.078734       25,020,413
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.70%       202,392     1.077294          218,036
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.75%     1,825,899     1.076261        1,965,143
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.80%     2,121,437     1.074956        2,280,452
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%     2,379,891     1.072995        2,553,611
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.90%         2,508     1.072458            2,690
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.95%     2,931,902     1.071070        3,140,272
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.00%     1,908,376     1.069104        2,040,253
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.05%        40,087     1.067811           42,806
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.10%         3,314     1.067261            3,537
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.15%        92,023     1.064828           97,988
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.20%       116,281     1.063947          123,717
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.30%       103,464     1.062866          109,968
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.40%    11,354,419     1.078597       12,246,843
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.45%    39,572,098     1.077710       42,647,246
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.60%     2,592,146     1.073397        2,782,402
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.65%     3,570,696     1.071951        3,827,611
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.70%     1,405,566     1.071069        1,505,459
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.75%    21,621,763     1.068560       23,104,151
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.80%    75,068,144     1.067670       80,148,005
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.90%    28,386,361     1.065233       30,238,088
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.95%    15,805,004     1.063802       16,813,395
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.00%     2,555,208     1.062540        2,715,011
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.05%     1,683,831     1.061642        1,787,625
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.10%       747,277     1.059559          791,784
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.15%     2,927,174     1.058663        3,098,890
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.20%     2,500,348     1.058138        2,645,713
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.25%     1,425,548     1.057603        1,507,664
Hartford Value HLS Fund --
 Class IA.....................     0.80%     3,214,557     1.078739        3,467,667
Hartford Value HLS Fund --
 Class IA.....................     0.95%       325,653     1.072822          349,368
Hartford Value HLS Fund --
 Class IA.....................     1.00%       220,206     1.070854          235,808
Hartford Value HLS Fund --
 Class IA.....................     1.10%       104,781     1.065892          111,686
Hartford Value HLS Fund --
 Class IA.....................     1.15%     4,785,690     1.065003        5,096,775
Hartford Value HLS Fund --
 Class IA.....................     1.25%    50,681,703     1.061091       53,777,899
Hartford Value HLS Fund --
 Class IA.....................     1.30%       438,846     1.061133          465,674
Hartford Value HLS Fund --
 Class IA.....................     1.35%        18,992     1.059834           20,128
Hartford Value HLS Fund --
 Class IA.....................     1.40%     2,442,139     1.055245        2,577,055
Hartford Value HLS Fund --
 Class IA.....................     1.45%     2,490,041     1.053335        2,622,847

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Value HLS Fund --
 Class IA.....................     1.50%    10,131,681   $ 1.051392  $    10,652,368
Hartford Value HLS Fund --
 Class IA.....................     1.60%    10,618,939     1.047545       11,123,816
Hartford Value HLS Fund --
 Class IA.....................     1.65%     5,073,574     1.045634        5,305,101
Hartford Value HLS Fund --
 Class IA.....................     1.70%       164,739     1.043723          171,942
Hartford Value HLS Fund --
 Class IA.....................     1.75%       553,898     1.043764          578,139
Hartford Value HLS Fund --
 Class IA.....................     1.80%     1,079,761     1.042496        1,125,647
Hartford Value HLS Fund --
 Class IA.....................     1.85%     1,346,176     1.037992        1,397,320
Hartford Value HLS Fund --
 Class IA.....................     1.90%         6,969     1.037468            7,230
Hartford Value HLS Fund --
 Class IA.....................     1.95%     1,009,643     1.038717        1,048,733
Hartford Value HLS Fund --
 Class IA.....................     2.00%     1,223,630     1.034205        1,265,484
Hartford Value HLS Fund --
 Class IA.....................     2.05%        26,303     1.032969           27,170
Hartford Value HLS Fund --
 Class IA.....................     2.15%        86,960     1.030096           89,578
Hartford Value HLS Fund --
 Class IA.....................     2.20%        69,095     1.029227           71,115
Hartford Value HLS Fund --
 Class IA.....................     2.30%        99,445     1.028200          102,249
Hartford Value HLS Fund --
 Class IB.....................     1.40%     2,622,112     1.045388        2,741,125
Hartford Value HLS Fund --
 Class IB.....................     1.45%    23,225,546     1.044515       24,259,432
Hartford Value HLS Fund --
 Class IB.....................     1.60%     2,069,402     1.038795        2,149,684
Hartford Value HLS Fund --
 Class IB.....................     1.65%     5,023,549     1.036879        5,208,813
Hartford Value HLS Fund --
 Class IB.....................     1.70%       657,166     1.036033          680,845
Hartford Value HLS Fund --
 Class IB.....................     1.75%     8,741,637     1.032070        9,021,981
Hartford Value HLS Fund --
 Class IB.....................     1.80%    35,036,996     1.031199       36,130,115
Hartford Value HLS Fund --
 Class IB.....................     1.90%     5,426,319     1.029348        5,585,571
Hartford Value HLS Fund --
 Class IB.....................     1.95%     5,191,540     1.027463        5,334,116
Hartford Value HLS Fund --
 Class IB.....................     2.00%     1,150,371     1.026213        1,180,526
Hartford Value HLS Fund --
 Class IB.....................     2.05%     1,255,616     1.025360        1,287,458
Hartford Value HLS Fund --
 Class IB.....................     2.10%       568,779     1.023369          582,071
Hartford Value HLS Fund --
 Class IB.....................     2.15%       665,656     1.022510          680,640
Hartford Value HLS Fund --
 Class IB.....................     2.20%     1,091,980     1.021996        1,115,999
Hartford Value HLS Fund --
 Class IB.....................     2.25%       429,594     1.021490          438,826
Hartford Value HLS Fund --
 Class IB.....................     2.30%         9,456     1.020970            9,654
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.80%       456,566     1.327201          605,956
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.95%         6,456     1.321877            8,534
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.00%         1,220     1.320118            1,611
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.10%        94,303     1.315919          124,095
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.15%     3,817,366     1.314823        5,019,161
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%    30,338,283     1.311338       39,783,743
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.30%       103,005     1.310075          134,945
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%        36,234     1.308499           47,413
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.40%       988,926     1.306103        1,291,639
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.45%     1,017,889     1.304381        1,327,716
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.50%     8,486,300     1.302599       11,054,245
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%     5,609,016     1.299150        7,286,954
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.65%     4,636,148     1.297404        6,014,957
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.70%        25,746     1.295693           33,359
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.75%       511,507     1.294444          662,118
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.80%       770,150     1.292863          995,699
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%     1,661,096     1.290496        2,143,637
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.90%           791    14.697971           11,628

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.95%       620,206   $ 1.288215  $       798,959
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.00%       647,683     1.285825          832,807
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.05%        30,535     1.284274           39,216
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.15%       128,760     1.280693          164,902
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.20%        58,369     1.279622           74,691
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.30%        91,095     1.278344          116,451
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%     2,241,844     1.296870        2,907,380
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.45%     8,710,842     1.295780       11,287,335
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.60%     1,715,953     1.290596        2,214,602
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.65%     1,062,138     1.288877        1,368,965
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.70%       580,179     1.287792          747,150
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.75%     6,060,071     1.284797        7,785,962
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.80%    17,503,108     1.283746       22,469,544
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.90%     7,873,786     1.280783       10,084,611
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.95%     5,500,360     1.279079        7,035,395
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.00%       474,494     1.277534          606,182
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.05%     1,011,226     1.276461        1,290,790
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.10%       156,775     1.273979          199,728
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.15%       674,614     1.272923          858,731
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.20%       486,064     1.272274          618,406
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.25%       369,072     1.271638          469,326
Hartford Equity Income HLS
 Fund -- Class IA.............     0.80%     7,147,977     1.167130        8,342,618
Hartford Equity Income HLS
 Fund -- Class IA.............     0.95%        78,115     1.165099           91,012
Hartford Equity Income HLS
 Fund -- Class IA.............     1.00%       286,681     1.164429          333,819
Hartford Equity Income HLS
 Fund -- Class IA.............     1.10%     1,012,151     1.163059        1,177,191
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%     6,473,964     1.162407        7,525,381
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%    25,818,135     1.161044       29,975,991
Hartford Equity Income HLS
 Fund -- Class IA.............     1.30%     3,512,717     1.160371        4,076,055
Hartford Equity Income HLS
 Fund -- Class IA.............     1.35%       111,364     1.159696          129,149
Hartford Equity Income HLS
 Fund -- Class IA.............     1.40%       980,002     1.159027        1,135,849
Hartford Equity Income HLS
 Fund -- Class IA.............     1.45%     1,036,823     1.158359        1,201,013
Hartford Equity Income HLS
 Fund -- Class IA.............     1.50%     4,047,722     1.157686        4,685,991
Hartford Equity Income HLS
 Fund -- Class IA.............     1.60%     1,965,405     1.156340        2,272,677
Hartford Equity Income HLS
 Fund -- Class IA.............     1.65%     5,327,760     1.155663        6,157,095
Hartford Equity Income HLS
 Fund -- Class IA.............     1.70%        35,571     1.154996           41,084
Hartford Equity Income HLS
 Fund -- Class IA.............     1.75%       212,932     1.154318          245,791
Hartford Equity Income HLS
 Fund -- Class IA.............     1.80%       577,821     1.153666          666,612
Hartford Equity Income HLS
 Fund -- Class IA.............     1.85%       230,530     1.152984          265,797
Hartford Equity Income HLS
 Fund -- Class IA.............     1.90%           777     1.152410              896
Hartford Equity Income HLS
 Fund -- Class IA.............     1.95%       530,071     1.151647          610,455
Hartford Equity Income HLS
 Fund -- Class IA.............     2.00%       797,031     1.150983          917,369
Hartford Equity Income HLS
 Fund -- Class IA.............     2.05%        11,352     1.150318           13,058
Hartford Equity Income HLS
 Fund -- Class IA.............     2.15%        24,782     1.148986           28,474
Hartford Equity Income HLS
 Fund -- Class IA.............     2.30%        69,508     1.147159           79,737
Hartford Equity Income HLS
 Fund -- Class IB.............     1.40%     1,654,393     1.155512        1,911,671
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%     3,083,640     1.154847        3,561,132
Hartford Equity Income HLS
 Fund -- Class IB.............     1.60%       145,012     1.152836          167,175
Hartford Equity Income HLS
 Fund -- Class IB.............     1.65%       394,207     1.152163          454,191

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Equity Income HLS
 Fund -- Class IB.............     1.70%       331,377   $ 1.151508  $       381,583
Hartford Equity Income HLS
 Fund -- Class IB.............     1.75%     1,498,788     1.150831        1,724,852
Hartford Equity Income HLS
 Fund -- Class IB.............     1.80%     3,260,898     1.150161        3,750,557
Hartford Equity Income HLS
 Fund -- Class IB.............     1.90%     4,335,166     1.148835        4,980,391
Hartford Equity Income HLS
 Fund -- Class IB.............     1.95%       846,165     1.148156          971,529
Hartford Equity Income HLS
 Fund -- Class IB.............     2.00%       180,839     1.147494          207,512
Hartford Equity Income HLS
 Fund -- Class IB.............     2.05%       163,216     1.146834          187,181
Hartford Equity Income HLS
 Fund -- Class IB.............     2.10%        99,556     1.146149          114,106
Hartford Equity Income HLS
 Fund -- Class IB.............     2.15%        71,207     1.145499           81,568
Hartford Equity Income HLS
 Fund -- Class IB.............     2.20%       654,695     1.144934          749,582
Hartford Equity Income HLS
 Fund -- Class IB.............     2.25%        92,128     1.144350          105,427
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.25%       597,052     0.853719          509,714
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.40%       289,633     0.847111          245,351
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.45%       277,659     0.847044          235,189
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.60%        94,169     0.840473           79,147
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.80%       150,545     1.071461          161,303
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.95%        86,383     0.833387           71,990
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.00%        26,659     1.066279           28,426
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.15%        11,108     1.062435           11,802
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.25%     1,238,204     0.875864        1,084,497
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.40%       210,201     0.869088          182,684
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.45%       310,876     0.868970          270,142
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.60%       424,150     0.862282          365,737
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.80%     1,036,812     1.054364        1,093,178
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.95%       635,937     0.855026          543,743
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.00%       102,836     1.049278          107,904
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.15%       246,043     1.045485          257,234
Jennison 20/20 Focus
 Portfolio -- Class II........     1.45%        45,831     1.052438           48,234
Jennison 20/20 Focus
 Portfolio -- Class II........     1.65%        33,147     1.065858           35,330
Jennison 20/20 Focus
 Portfolio -- Class II........     1.80%       151,585     1.059730          160,640
Jennison 20/20 Focus
 Portfolio -- Class II........     1.95%        45,999     1.036516           47,679
Jennison Portfolio --
 Class II.....................     1.45%       187,426     0.586296          109,886
Jennison Portfolio --
 Class II.....................     1.60%       192,684     0.582330          112,205
Jennison Portfolio --
 Class II.....................     1.65%        49,403     0.830074           41,008
Jennison Portfolio --
 Class II.....................     1.80%       524,433     0.825314          432,822
Jennison Portfolio --
 Class II.....................     1.95%        95,397     0.577439           55,086
Jennison Portfolio --
 Class II.....................     2.10%           191     5.735167            1,096
Jennison Portfolio --
 Class II.....................     2.15%        45,057     0.818336           36,872
Prudential Value Portfolio --
 Class II.....................     1.45%       210,550     1.034969          217,913
Prudential Value Portfolio --
 Class II.....................     1.60%         6,026     1.029270            6,203
Prudential Value Portfolio --
 Class II.....................     1.65%        17,040     1.027388           17,506
Prudential Value Portfolio --
 Class II.....................     1.80%       411,593     1.021765          420,551
Prudential Value Portfolio --
 Class II.....................     1.95%         8,530     1.020594            8,705
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.45%           317     0.881989              280
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.60%         8,349     0.877159            7,324
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.80%       510,702     0.870740          444,689
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.95%        13,427     0.869754           11,678
SP William Blair International
 Growth Portfolio --
 Class II.....................     2.15%        17,705     0.863380           15,286

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Asset Allocation
 Fund.........................     1.15%       141,886   $ 1.158419  $       164,363
Wells Fargo Asset Allocation
 Fund.........................     1.25%       431,614     1.156490          499,158
Wells Fargo Asset Allocation
 Fund.........................     1.40%       626,512     1.151015          721,124
Wells Fargo Asset Allocation
 Fund.........................     1.45%     3,539,158     1.149204        4,067,214
Wells Fargo Asset Allocation
 Fund.........................     1.50%     1,057,034     1.148250        1,213,739
Wells Fargo Asset Allocation
 Fund.........................     1.60%     1,633,443     1.143740        1,868,234
Wells Fargo Asset Allocation
 Fund.........................     1.65%       838,535     1.141943          957,559
Wells Fargo Asset Allocation
 Fund.........................     1.70%        28,876     1.140990           32,948
Wells Fargo Asset Allocation
 Fund.........................     1.75%    10,052,481     1.139617       11,455,979
Wells Fargo Asset Allocation
 Fund.........................     1.80%    11,903,219     1.136517       13,528,210
Wells Fargo Asset Allocation
 Fund.........................     1.90%     3,442,417     1.135372        3,908,424
Wells Fargo Asset Allocation
 Fund.........................     1.95%        39,480     1.134115           44,775
Wells Fargo Asset Allocation
 Fund.........................     2.00%       577,450     1.131040          653,119
Wells Fargo Asset Allocation
 Fund.........................     2.05%       187,026     1.130086          211,355
Wells Fargo Asset Allocation
 Fund.........................     2.15%       696,911     1.126958          785,390
Wells Fargo Asset Allocation
 Fund.........................     2.20%       118,667     1.126381          133,664
Wells Fargo Asset Allocation
 Fund.........................     2.30%         8,412     1.125266            9,465
Wells Fargo Total Return Bond
 Fund.........................     1.15%       250,094     1.158038          289,620
Wells Fargo Total Return Bond
 Fund.........................     1.25%       180,742     1.156097          208,956
Wells Fargo Total Return Bond
 Fund.........................     1.40%     1,179,987     1.150624        1,357,721
Wells Fargo Total Return Bond
 Fund.........................     1.45%     1,483,947     1.148783        1,704,733
Wells Fargo Total Return Bond
 Fund.........................     1.50%       303,075     1.147834          347,880
Wells Fargo Total Return Bond
 Fund.........................     1.60%       208,331     1.143329          238,191
Wells Fargo Total Return Bond
 Fund.........................     1.65%       577,695     1.141532          659,457
Wells Fargo Total Return Bond
 Fund.........................     1.70%        49,971     1.140577           56,996
Wells Fargo Total Return Bond
 Fund.........................     1.75%     4,126,498     1.139209        4,700,943
Wells Fargo Total Return Bond
 Fund.........................     1.80%     3,603,144     1.136143        4,093,687
Wells Fargo Total Return Bond
 Fund.........................     1.90%     3,409,101     1.135004        3,869,343
Wells Fargo Total Return Bond
 Fund.........................     1.95%       295,383     1.133699          334,875
Wells Fargo Total Return Bond
 Fund.........................     2.00%       307,296     1.130658          347,446
Wells Fargo Total Return Bond
 Fund.........................     2.05%       290,789     1.129705          328,506
Wells Fargo Total Return Bond
 Fund.........................     2.15%       254,508     1.126559          286,718
Wells Fargo Total Return Bond
 Fund.........................     2.20%       234,686     1.126001          264,257
Wells Fargo Equity Income
 Fund.........................     1.15%        72,773     1.161788           84,546
Wells Fargo Equity Income
 Fund.........................     1.25%        93,693     1.159840          108,669
Wells Fargo Equity Income
 Fund.........................     1.40%       891,408     1.154365        1,029,010
Wells Fargo Equity Income
 Fund.........................     1.45%     1,528,153     1.152522        1,761,231
Wells Fargo Equity Income
 Fund.........................     1.50%       341,591     1.151570          393,366
Wells Fargo Equity Income
 Fund.........................     1.60%       260,389     1.147066          298,683
Wells Fargo Equity Income
 Fund.........................     1.65%       400,609     1.145272          458,806
Wells Fargo Equity Income
 Fund.........................     1.70%        72,167     1.144311           82,581
Wells Fargo Equity Income
 Fund.........................     1.75%     3,824,488     1.142920        4,371,083
Wells Fargo Equity Income
 Fund.........................     1.80%     7,061,192     1.139828        8,048,545
Wells Fargo Equity Income
 Fund.........................     1.90%     3,027,061     1.138683        3,446,863
Wells Fargo Equity Income
 Fund.........................     1.95%        80,067     1.137405           91,069
Wells Fargo Equity Income
 Fund.........................     2.00%       184,716     1.134328          209,529
Wells Fargo Equity Income
 Fund.........................     2.05%        73,429     1.133382           83,223
Wells Fargo Equity Income
 Fund.........................     2.15%        65,678     1.130230           74,231

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Equity Income
 Fund.........................     2.20%       149,065   $ 1.129656  $       168,392
Wells Fargo Equity Income
 Fund.........................     2.30%         9,330     1.128534           10,530
Wells Fargo Equity Value
 Fund.........................     1.15%        23,663     1.085654           25,692
Wells Fargo Equity Value
 Fund.........................     1.25%       224,041     1.083842          242,825
Wells Fargo Equity Value
 Fund.........................     1.40%        55,864     1.078693           60,260
Wells Fargo Equity Value
 Fund.........................     1.45%       594,563     1.076999          640,343
Wells Fargo Equity Value
 Fund.........................     1.50%        26,687     1.076096           28,717
Wells Fargo Equity Value
 Fund.........................     1.60%        14,408     1.071894           15,444
Wells Fargo Equity Value
 Fund.........................     1.65%       215,340     1.070208          230,458
Wells Fargo Equity Value
 Fund.........................     1.75%       367,762     1.068017          392,776
Wells Fargo Equity Value
 Fund.........................     1.80%       423,120     1.065124          450,675
Wells Fargo Equity Value
 Fund.........................     1.90%        76,765     1.064053           81,682
Wells Fargo Equity Value
 Fund.........................     1.95%        28,793     1.062866           30,603
Wells Fargo Equity Value
 Fund.........................     2.00%       217,473     1.059979          230,516
Wells Fargo Equity Value
 Fund.........................     2.05%        70,081     1.059093           74,222
Wells Fargo Equity Value
 Fund.........................     2.20%         3,107     1.055621            3,280
Wells Fargo Growth Fund.......     1.15%        70,065     1.023210           71,691
Wells Fargo Growth Fund.......     1.25%        31,138     1.021516           31,808
Wells Fargo Growth Fund.......     1.40%         5,009     1.016656            5,092
Wells Fargo Growth Fund.......     1.45%       126,710     1.015043          128,616
Wells Fargo Growth Fund.......     1.50%        49,507     1.014197           50,210
Wells Fargo Growth Fund.......     1.60%         6,885     1.010234            6,956
Wells Fargo Growth Fund.......     1.65%        27,533     1.008642           27,771
Wells Fargo Growth Fund.......     1.75%       324,575     1.006558          326,703
Wells Fargo Growth Fund.......     1.80%       383,032     1.003851          384,507
Wells Fargo Growth Fund.......     1.90%       141,259     1.002851          141,662
Wells Fargo Growth Fund.......     1.95%         2,811     1.001732            2,816
Wells Fargo Growth Fund.......     2.05%         3,572     0.998161            3,565
Wells Fargo International
 Equity Fund..................     1.15%       128,870     1.131448          145,810
Wells Fargo International
 Equity Fund..................     1.25%       101,463     1.129567          114,609
Wells Fargo International
 Equity Fund..................     1.40%       328,953     1.124218          369,815
Wells Fargo International
 Equity Fund..................     1.45%       293,763     1.122438          329,731
Wells Fargo International
 Equity Fund..................     1.50%        82,521     1.121493           92,546
Wells Fargo International
 Equity Fund..................     1.60%        98,102     1.117138          109,594
Wells Fargo International
 Equity Fund..................     1.65%       475,230     1.115354          530,050
Wells Fargo International
 Equity Fund..................     1.70%        35,993     1.114424           40,111
Wells Fargo International
 Equity Fund..................     1.75%       432,790     1.113081          481,730
Wells Fargo International
 Equity Fund..................     1.80%     1,515,661     1.110082        1,682,508
Wells Fargo International
 Equity Fund..................     1.90%     1,912,443     1.108978        2,120,858
Wells Fargo International
 Equity Fund..................     1.95%       152,866     1.107710          169,331
Wells Fargo International
 Equity Fund..................     2.00%        63,891     1.104723           70,581
Wells Fargo International
 Equity Fund..................     2.05%        24,593     1.103808           27,145
Wells Fargo International
 Equity Fund..................     2.15%         2,791     1.100713            3,072
Wells Fargo International
 Equity Fund..................     2.20%       114,066     1.100168          125,492
Wells Fargo Large Company
 Growth Fund..................     1.15%       146,941     1.021457          150,095
Wells Fargo Large Company
 Growth Fund..................     1.25%       259,883     1.019759          265,018
Wells Fargo Large Company
 Growth Fund..................     1.40%       893,452     1.014890          906,755
Wells Fargo Large Company
 Growth Fund..................     1.45%     2,990,493     1.013310        3,030,296

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Large Company
 Growth Fund..................     1.50%       493,948   $ 1.012462  $       500,104
Wells Fargo Large Company
 Growth Fund..................     1.60%       484,240     1.008502          488,357
Wells Fargo Large Company
 Growth Fund..................     1.65%       494,328     1.006898          497,738
Wells Fargo Large Company
 Growth Fund..................     1.70%        92,128     1.006052           92,685
Wells Fargo Large Company
 Growth Fund..................     1.75%     6,321,212     1.004851        6,351,876
Wells Fargo Large Company
 Growth Fund..................     1.80%    10,370,417     1.002128       10,392,485
Wells Fargo Large Company
 Growth Fund..................     1.90%     4,407,569     1.001129        4,412,545
Wells Fargo Large Company
 Growth Fund..................     1.95%       269,316     1.000007          269,318
Wells Fargo Large Company
 Growth Fund..................     2.00%       522,681     0.997303          521,272
Wells Fargo Large Company
 Growth Fund..................     2.05%        39,905     0.996466           39,764
Wells Fargo Large Company
 Growth Fund..................     2.15%        35,772     0.993694           35,546
Wells Fargo Large Company
 Growth Fund..................     2.20%       102,175     0.993195          101,480
Wells Fargo Money Market
 Fund.........................     1.25%        68,986     0.988240           68,175
Wells Fargo Money Market
 Fund.........................     1.40%       348,351     0.983553          342,621
Wells Fargo Money Market
 Fund.........................     1.45%     1,471,437     0.981981        1,444,923
Wells Fargo Money Market
 Fund.........................     1.50%        11,878     0.981165           11,655
Wells Fargo Money Market
 Fund.........................     1.60%         2,873     0.977331            2,807
Wells Fargo Money Market
 Fund.........................     1.65%       165,185     0.975793          161,186
Wells Fargo Money Market
 Fund.........................     1.75%       653,423     0.973785          636,294
Wells Fargo Money Market
 Fund.........................     1.80%     1,569,366     0.971175        1,524,129
Wells Fargo Money Market
 Fund.........................     1.90%       178,845     0.970195          173,514
Wells Fargo Money Market
 Fund.........................     1.95%         7,292     0.969106            7,066
Wells Fargo Money Market
 Fund.........................     2.00%        25,450     0.966473           24,597
Wells Fargo Money Market
 Fund.........................     2.15%        46,255     0.962979           44,543
Wells Fargo Small Cap Growth
 Fund.........................     1.15%        43,499     1.114753           48,491
Wells Fargo Small Cap Growth
 Fund.........................     1.25%        33,341     1.112885           37,105
Wells Fargo Small Cap Growth
 Fund.........................     1.40%       114,028     1.107602          126,298
Wells Fargo Small Cap Growth
 Fund.........................     1.45%       575,227     1.105858          636,120
Wells Fargo Small Cap Growth
 Fund.........................     1.50%        44,399     1.104942           49,059
Wells Fargo Small Cap Growth
 Fund.........................     1.60%        52,078     1.100613           57,318
Wells Fargo Small Cap Growth
 Fund.........................     1.65%       192,120     1.098874          211,116
Wells Fargo Small Cap Growth
 Fund.........................     1.70%        42,749     1.097950           46,936
Wells Fargo Small Cap Growth
 Fund.........................     1.75%       747,578     1.096636          819,821
Wells Fargo Small Cap Growth
 Fund.........................     1.80%     1,539,216     1.093664        1,683,385
Wells Fargo Small Cap Growth
 Fund.........................     1.90%       683,658     1.092567          746,942
Wells Fargo Small Cap Growth
 Fund.........................     1.95%        50,737     1.091333           55,370
Wells Fargo Small Cap Growth
 Fund.........................     2.00%        24,536     1.088399           26,705
Wells Fargo Small Cap Growth
 Fund.........................     2.05%        10,117     1.087470           11,002
Wells Fargo Small Cap Growth
 Fund.........................     2.15%         3,026     1.084447            3,281
Wells Fargo Small Cap Growth
 Fund.........................     2.20%        43,728     1.083908           47,397
                                                                     ---------------
    SUB-TOTAL.................                                       $30,143,065,447
                                                                     ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Evergreen VA Growth Fund --
 Class I......................     1.25%         1,437     1.247480            1,793
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%         2,345     1.044506            2,449
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%        38,959     1.028303           40,062
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     3,603,658     4.525624       16,308,802
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%       541,122     0.951954          515,124

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Bond HLS Fund --
 Class IA.....................     1.15%         9,287   $ 1.440507  $        13,378
Hartford Bond HLS Fund --
 Class IA.....................     1.25%       972,320     3.102503        3,016,626
Hartford Bond HLS Fund --
 Class IB.....................     1.40%        22,025     1.411419           31,086
Hartford Bond HLS Fund --
 Class IB.....................     1.45%         6,907     1.376840            9,509
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%         1,880     1.708132            3,211
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%        25,552     1.681542           42,968
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%     1,203,796    10.133335       12,198,470
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%         4,284     1.807982            7,745
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%       126,035     1.131020          142,548
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%         2,365     1.331268            3,148
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%        38,247     1.310555           50,125
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%     1,993,485     3.142885        6,265,295
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%        11,310     1.279022           14,466
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%        44,529     1.309030           58,290
Hartford Focus HLS Fund --
 Class IA.....................     1.25%        46,925     0.991158           46,510
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%       427,432     1.853289          792,154
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%        65,966     0.989200           65,253
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%        59,266     0.988365           58,576
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%         6,297     1.088674            6,855
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%         7,597     1.071574            8,140
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%        94,059     1.767492          166,249
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%        17,303     1.733269           29,991
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%         1,934     1.253542            2,425
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%         3,219     1.234075            3,973
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%       582,819     1.849480        1,077,911
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%        44,915     0.833871           37,453
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%        94,385     0.458378           43,264
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%         9,670     1.000853            9,678
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%       810,306     1.219829          988,435
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%        15,238     0.871901           13,286
Hartford Growth HLS Fund --
 Class IA.....................     1.25%       127,711     1.250934          159,759
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%       105,918     1.262594          133,732
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%         6,131     1.248642            7,656
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%        14,578     1.247609           18,187
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%         3,699     1.233121            4,561
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%       530,594     1.284843          681,730
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%         5,779     1.193021            6,894
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%        12,459     1.192022           14,852
Hartford Index HLS Fund --
 Class IA.....................     1.25%       393,979     4.585551        1,806,609
Hartford Index HLS Fund --
 Class IB.....................     1.45%         5,275     0.846965            4,468
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%       123,782     1.283277          158,847
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%         3,566     1.263239            4,505
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%        92,755     1.532177          142,118
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%        12,111     1.508229           18,267
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%        11,332     0.986529           11,179
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       762,243     1.850399        1,410,453

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%       614,571   $ 3.209688  $     1,972,580
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%         3,836     1.264280            4,850
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%       449,213     1.384316          621,852
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%         6,175     1.362751            8,415
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%         9,949     1.086127           10,806
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%       543,296     1.899008        1,031,724
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%         4,162     1.039207            4,326
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       364,327     2.843601        1,036,001
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%         2,300     1.252884            2,882
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%       626,748     1.906592        1,194,952
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%        25,957     0.695370           18,050
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%         2,495     1.236179            3,084
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%       171,055     1.232886          210,891
Hartford Stock HLS Fund --
 Class IA.....................     0.80%         2,230     0.889362            1,983
Hartford Stock HLS Fund --
 Class IA.....................     1.15%         7,547     0.875508            6,607
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     1,852,201     5.488472       10,165,752
Hartford Stock HLS Fund --
 Class IB.....................     1.45%        55,348     0.790641           43,761
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%        49,661     1.093234           54,291
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%       147,121     1.090311          160,408
Hartford Value HLS Fund --
 Class IA.....................     1.25%        88,965     1.061091           94,400
Hartford Value HLS Fund --
 Class IB.....................     1.45%         7,442     1.044515            7,773
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%       292,127     1.311338          383,077
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%        31,642     1.162407           36,780
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%        52,641     1.161044           61,119
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%        20,085     1.154847           23,196
Wells Fargo Asset Allocation
 Fund.........................     1.25%        97,183     1.156490          112,391
Wells Fargo Asset Allocation
 Fund.........................     1.40%        12,401     1.151015           14,273
Wells Fargo Equity Income
 Fund.........................     1.25%       101,255     1.159840          117,440
Wells Fargo Equity Income
 Fund.........................     1.40%        12,305     1.154365           14,205
Wells Fargo Growth Fund.......     1.40%         7,214     1.016656            7,334
Wells Fargo Large Company
 Growth Fund..................     1.25%       104,059     1.019759          106,115
                                                                     ---------------
    SUB-TOTAL.................                                       $    64,190,383
                                                                     ---------------
GRAND TOTAL...................                                       $30,207,255,830
                                                                     ===============

  #  Rounded Unit Prices.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004


                            EVERGREEN VA    EVERGREEN VA  EVERGREEN VA
                           FOUNDATION FUND      FUND      GROWTH FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ 21,060        $   363       $ --
                              --------        -------       --------
EXPENSES:
  Mortality and expense
   undertakings..........      (43,470)        (4,092)       (21,875)
                              --------        -------       --------
    Net Investment income
     (loss)..............      (22,410)        (3,729)       (21,875)
                              --------        -------       --------
CAPITAL GAINS INCOME.....      --              --             --
                              --------        -------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       16,200            (56)        13,382
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      102,410         28,605        172,193
                              --------        -------       --------
    Net gain (loss) on
     investments.........      118,610         28,549        185,575
                              --------        -------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 96,200        $24,820       $163,700
                              ========        =======       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                           EVERGREEN VA                  EVERGREEN VA    EVERGREEN VA   EVERGREEN VA     HARTFORD
                           INTERNATIONAL  EVERGREEN VA  SPECIAL VALUES  SPECIAL EQUITY   GROWTH AND    ADVISERS HLS   HARTFORD BOND
                            EQUITY FUND    OMEGA FUND        FUND            FUND       INCOME FUND        FUND         HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  ------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ 60,973       $ --           $ 38,402        $--            $ 29,632    $ 116,164,940   $ 68,003,244
                             --------       --------       --------        --------       --------    -------------   ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (58,419)       (44,869)       (50,340)        (13,608)       (38,829)     (77,736,412)   (21,612,558)
                             --------       --------       --------        --------       --------    -------------   ------------
    Net Investment income
     (loss)..............       2,554        (44,869)       (11,938)        (13,608)        (9,197)      38,428,528     46,390,686
                             --------       --------       --------        --------       --------    -------------   ------------
CAPITAL GAINS INCOME.....      --             --             30,547         --              --             --           37,981,166
                             --------       --------       --------        --------       --------    -------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      12,322         46,849          6,539           3,313         22,661     (156,424,736)     7,551,342
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     698,173        147,824        530,636          47,761        166,988      243,801,782    (47,558,880)
                             --------       --------       --------        --------       --------    -------------   ------------
    Net gain (loss) on
     investments.........     710,495        194,673        537,175          51,074        189,649       87,377,046    (40,007,538)
                             --------       --------       --------        --------       --------    -------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $713,049       $149,804       $555,784        $ 37,466       $180,452    $ 125,805,574   $ 44,364,314
                             ========       ========       ========        ========       ========    =============   ============


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............   $   19,030,718
                            --------------
EXPENSES:
  Mortality and expense
   undertakings..........      (81,162,710)
                            --------------
    Net Investment income
     (loss)..............      (62,131,992)
                            --------------
CAPITAL GAINS INCOME.....        --
                            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (51,503,881)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,108,295,913
                            --------------
    Net gain (loss) on
     investments.........    1,056,792,032
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  994,660,040
                            ==============

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD
                           DIVIDEND AND   HARTFORD       HARTFORD
                            GROWTH HLS    FOCUS HLS   GLOBAL ADVISERS
                               FUND         FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------  ---------------
INVESTMENT INCOME:
  Dividends..............  $ 46,722,120  $   149,903    $    41,099
                           ------------  -----------    -----------
EXPENSES:
  Mortality and expense
   undertakings..........   (45,910,927)  (1,044,146)    (3,581,429)
                           ------------  -----------    -----------
    Net Investment income
     (loss)..............       811,193     (894,243)    (3,540,330)
                           ------------  -----------    -----------
CAPITAL GAINS INCOME.....       --           --            --
                           ------------  -----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     2,180,579      876,889        326,938
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   360,662,203    1,047,281     31,689,018
                           ------------  -----------    -----------
    Net gain (loss) on
     investments.........   362,842,782    1,924,170     32,015,956
                           ------------  -----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $363,653,975  $ 1,029,927    $28,475,626
                           ============  ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                              HARTFORD          HARTFORD
                               GLOBAL            GLOBAL          HARTFORD        HARTFORD         HARTFORD            HARTFORD
                           COMMUNICATIONS  FINANCIAL SERVICES  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY
                              HLS FUND          HLS FUND         HLS FUND        HLS FUND         HLS FUND            HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  ------------------  -------------  --------------  -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  --             $ --             $    87,592    $ 2,725,796       $  --              $ 5,960,111
                             ----------        ----------       -----------    -----------       -----------        -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (307,915)         (419,637)       (3,347,387)    (7,113,778)       (1,245,798)        (7,246,574)
                             ----------        ----------       -----------    -----------       -----------        -----------
    Net Investment income
     (loss)..............      (307,915)         (419,637)       (3,259,795)    (4,387,982)       (1,245,798)        (1,286,463)
                             ----------        ----------       -----------    -----------       -----------        -----------
CAPITAL GAINS INCOME.....       --               --               8,093,548        --               --                 --
                             ----------        ----------       -----------    -----------       -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       469,348           168,803           775,837       (616,120)          355,904          1,674,453
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,201,745         2,846,314        17,954,251     88,907,090          (746,946)        37,597,357
                             ----------        ----------       -----------    -----------       -----------        -----------
    Net gain (loss) on
     investments.........     3,671,093         3,015,117        18,730,088     88,290,970          (391,042)        39,271,810
                             ----------        ----------       -----------    -----------       -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $3,363,178        $2,595,480       $23,563,841    $83,902,988       $(1,636,840)       $37,985,347
                             ==========        ==========       ===========    ===========       ===========        ===========

                                             HARTFORD
                              HARTFORD        GROWTH
                               GROWTH      OPPORTUNITIES
                              HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   --          $   --
                            -----------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (3,704,864)     (2,235,270)
                            -----------     -----------
    Net Investment income
     (loss)..............    (3,704,864)     (2,235,270)
                            -----------     -----------
CAPITAL GAINS INCOME.....     1,895,500         --
                            -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (326,941)       (192,142)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    27,016,769      24,477,418
                            -----------     -----------
    Net gain (loss) on
     investments.........    26,689,828      24,285,276
                            -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $24,880,464     $22,050,006
                            ===========     ===========

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        HARTFORD
                                                      INTERNATIONAL
                            HARTFORD      HARTFORD       CAPITAL
                           HIGH YIELD      INDEX      APPRECIATION
                            HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............  $21,692,984  $  9,318,103   $   --
                           -----------  ------------   -----------
EXPENSES:
  Mortality and expense
   undertakings..........   (6,974,780)  (10,471,505)   (2,239,766)
                           -----------  ------------   -----------
    Net Investment income
     (loss)..............   14,718,204    (1,153,402)   (2,239,766)
                           -----------  ------------   -----------
CAPITAL GAINS INCOME.....      --          2,628,553     2,894,628
                           -----------  ------------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    2,077,208    (4,076,713)    2,557,519
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    8,626,704    67,248,126    30,874,022
                           -----------  ------------   -----------
    Net gain (loss) on
     investments.........   10,703,912    63,171,413    33,431,541
                           -----------  ------------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $25,422,116  $ 64,646,564   $34,086,403
                           ===========  ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL    HARTFORD      HARTFORD               HARTFORD
                           SMALL COMPANY  OPPORTUNITIES     MIDCAP     MIDCAP VALUE           MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND      HLS FUND               HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)(B)(C)(D)(E)
                           -------------  -------------  ------------  ------------  ------------------------------
INVESTMENT INCOME:
  Dividends..............   $   --        $  4,575,481   $  2,067,532  $    575,604           $ 4,419,366
                            -----------   ------------   ------------  ------------           -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (1,028,528)    (8,177,950)   (10,992,375)  (11,061,915)           (7,502,431)
                            -----------   ------------   ------------  ------------           -----------
    Net Investment income
     (loss)..............    (1,028,528)    (3,602,469)    (8,924,843)  (10,486,311)           (3,083,065)
                            -----------   ------------   ------------  ------------           -----------
CAPITAL GAINS INCOME.....     1,172,439        --             --         11,134,929               275,309
                            -----------   ------------   ------------  ------------           -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (29,737)    (7,301,695)    10,116,095     1,201,231            (2,564,916)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     9,487,324    110,956,541    116,885,476   102,905,691             1,677,988
                            -----------   ------------   ------------  ------------           -----------
    Net gain (loss) on
     investments.........     9,457,587    103,654,846    127,001,571   104,106,922              (886,928)
                            -----------   ------------   ------------  ------------           -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 9,601,498   $100,052,377   $118,076,728  $104,755,540           $(3,694,684)
                            ===========   ============   ============  ============           ===========


                                HARTFORD          HARTFORD        HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY  SMALLCAP GROWTH
                                HLS FUND          HLS FUND        HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $16,664,609      $    --          $  --
                               -----------      ------------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........       (5,229,449)       (7,788,434)     (3,195,792)
                               -----------      ------------     -----------
    Net Investment income
     (loss)..............       11,435,160        (7,788,434)     (3,195,792)
                               -----------      ------------     -----------
CAPITAL GAINS INCOME.....          625,821           --             --
                               -----------      ------------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          689,371       (31,125,945)       (202,653)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (4,057,782)       92,164,658      35,245,013
                               -----------      ------------     -----------
    Net gain (loss) on
     investments.........       (3,368,411)       61,038,713      35,042,360
                               -----------      ------------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 8,692,570      $ 53,250,279     $31,846,568
                               ===========      ============     ===========

(a) Effective August 27, 2004, First American International Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(b) Effective August 27, 2004, First American Large Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(c) Effective August 27, 2004, First American Mid Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(d) Effective August 27, 2004, First American Small Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(e) Effective August 27, 2004, First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                              HARTFORD
                              HARTFORD     U.S. GOVERNMENT
                               STOCK         SECURITIES        HARTFORD
                              HLS FUND        HLS FUND      VALUE HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............  $  32,647,755     $13,557,748     $   507,710
                           -------------     -----------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (41,366,378)     (6,176,729)     (2,714,763)
                           -------------     -----------     -----------
    Net Investment income
     (loss)..............     (8,718,623)      7,381,019      (2,207,053)
                           -------------     -----------     -----------
CAPITAL GAINS INCOME.....       --              --               --
                           -------------     -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (138,999,621)      1,354,076       1,202,319
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    228,490,609      (7,411,759)     17,036,725
                           -------------     -----------     -----------
    Net gain (loss) on
     investments.........     89,490,988      (6,057,683)     18,239,044
                           -------------     -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  80,772,365     $ 1,323,336     $16,031,991
                           =============     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                             HARTFORD                    MERRILL LYNCH  MERRILL LYNCH
                               VALUE        HARTFORD        GLOBAL        LARGE CAP     JENNISON                 PRUDENTIAL
                           OPPORTUNITIES  EQUITY INCOME   GROWTH V.I.    GROWTH V.I.   20/20 FOCUS   JENNISON       VALUE
                             HLS FUND       HLS FUND         FUND           FUND        PORTFOLIO    PORTFOLIO    PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $   225,143    $  812,645      $ 19,913       $  8,824       $--         $    317     $  5,919
                            -----------    ----------      --------       --------       -------     --------     --------
EXPENSES:
  Mortality and expense
   undertakings..........    (1,385,913)     (587,061)      (16,495)       (61,176)       (4,752)     (13,696)     (10,169)
                            -----------    ----------      --------       --------       -------     --------     --------
    Net Investment income
     (loss)..............    (1,160,770)      225,584         3,418        (52,352)       (4,752)     (13,379)      (4,250)
                            -----------    ----------      --------       --------       -------     --------     --------
CAPITAL GAINS INCOME.....       --              2,227        --             --            --           --           --
                            -----------    ----------      --------       --------       -------     --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       380,155        20,361       (30,180)         1,239         3,460       11,443        4,077
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    18,993,886     5,882,467       178,233        272,263        36,794       57,988       80,651
                            -----------    ----------      --------       --------       -------     --------     --------
    Net gain (loss) on
     investments.........    19,374,041     5,902,828       148,053        273,502        40,254       69,431       84,728
                            -----------    ----------      --------       --------       -------     --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $18,213,271    $6,130,639      $151,471       $221,150       $35,502     $ 56,052     $ 80,478
                            ===========    ==========      ========       ========       =======     ========     ========

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           SP WILLIAM BLAIR  WELLS FARGO
                            INTERNATIONAL       ASSET     WELLS FARGO
                                GROWTH       ALLOCATION   TOTAL RETURN
                              PORTFOLIO         FUND       BOND FUND
                           SUB-ACCOUNT (F)   SUB-ACCOUNT  SUB-ACCOUNT
                           ----------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............      $--           $  767,063    $  523,519
                               -------       ----------    ----------
EXPENSES:
  Mortality and expense
   undertakings..........       (6,794)        (628,247)     (271,034)
                               -------       ----------    ----------
    Net Investment income
     (loss)..............       (6,794)         138,816       252,485
                               -------       ----------    ----------
CAPITAL GAINS INCOME.....      --             1,180,643     1,028,955
                               -------       ----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,278           62,783       (13,037)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       64,539        1,359,488      (868,608)
                               -------       ----------    ----------
    Net gain (loss) on
     investments.........       65,817        1,422,271      (881,645)
                               -------       ----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $59,023       $2,741,730    $  399,795
                               =======       ==========    ==========

(f) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________


                           WELLS FARGO  WELLS FARGO                WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                             EQUITY       EQUITY     WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                           INCOME FUND  VALUE FUND   GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............  $  295,209    $ 38,274     $ --          $  7,209       $ --           $ 36,463     $ --
                           ----------    --------     --------      --------       ---------      --------     --------
EXPENSES:
  Mortality and expense
   undertakings..........    (308,087)    (37,891)     (17,510)      (63,233)       (453,888)      (85,773)     (58,994)
                           ----------    --------     --------      --------       ---------      --------     --------
    Net Investment income
     (loss)..............     (12,878)        383      (17,510)      (56,024)       (453,888)      (49,310)     (58,994)
                           ----------    --------     --------      --------       ---------      --------     --------
CAPITAL GAINS INCOME.....      --          --           --            --             --             --           --
                           ----------    --------     --------      --------       ---------      --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      32,068       9,761        2,071        27,736          (3,799)       --           44,751
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   1,622,527     204,814       86,945       524,286         898,674             4      477,724
                           ----------    --------     --------      --------       ---------      --------     --------
    Net gain (loss) on
     investments.........   1,654,595     214,575       89,016       552,022         894,875             4      522,475
                           ----------    --------     --------      --------       ---------      --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,641,717    $214,958     $ 71,506      $495,998       $ 440,987      $(49,306)    $463,481
                           ==========    ========     ========      ========       =========      ========     ========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004


                            EVERGREEN VA    EVERGREEN VA  EVERGREEN VA
                           FOUNDATION FUND      FUND      GROWTH FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
OPERATIONS:
  Net investment
   income................    $  (22,410)      $ (3,729)    $  (21,875)
  Capital gains income...       --              --            --
  Net realized gain
   (loss) on security
   transactions..........        16,200            (56)        13,382
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       102,410         28,605        172,193
                             ----------       --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        96,200         24,820        163,700
                             ----------       --------     ----------
UNIT TRANSACTIONS:
  Purchases..............        54,913        137,176        121,164
  Net transfers..........       (72,811)       108,822         73,800
  Surrenders for benefit
   payments and fees.....      (104,769)        (6,516)       (96,300)
  Net annuity
   transactions..........       --              --               (138)
                             ----------       --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (122,667)       239,482         98,526
                             ----------       --------     ----------
  Net increase (decrease)
   in net assets.........       (26,467)       264,302        262,226
NET ASSETS:
  Beginning of year......     2,291,854        157,716      1,271,191
                             ----------       --------     ----------
  End of year............    $2,265,387       $422,018     $1,533,417
                             ==========       ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                           EVERGREEN VA                  EVERGREEN VA    EVERGREEN VA   EVERGREEN VA     HARTFORD
                           INTERNATIONAL  EVERGREEN VA  SPECIAL VALUES  SPECIAL EQUITY   GROWTH AND    ADVISERS HLS
                            EQUITY FUND    OMEGA FUND        FUND            FUND       INCOME FUND        FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  ------------  --------------
OPERATIONS:
  Net investment
   income................   $    2,554     $  (44,869)    $  (11,938)      $(13,608)     $   (9,197)  $   38,428,528
  Capital gains income...      --             --              30,547        --              --              --
  Net realized gain
   (loss) on security
   transactions..........       12,322         46,849          6,539          3,313          22,661     (156,424,736)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      698,173        147,824        530,636         47,761         166,988      243,801,782
                            ----------     ----------     ----------       --------      ----------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      713,049        149,804        555,784         37,466         180,452      125,805,574
                            ----------     ----------     ----------       --------      ----------   --------------
UNIT TRANSACTIONS:
  Purchases..............    1,633,610        361,028      1,060,284        140,880          83,486      302,558,942
  Net transfers..........      988,316         15,768      1,010,215        197,180         279,293      (36,162,304)
  Surrenders for benefit
   payments and fees.....     (214,164)      (274,926)       (66,943)       (33,447)       (346,705)    (607,107,058)
  Net annuity
   transactions..........      --             --             --             --              --            (1,254,898)
                            ----------     ----------     ----------       --------      ----------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,407,762        101,870      2,003,556        304,613          16,074     (341,965,318)
                            ----------     ----------     ----------       --------      ----------   --------------
  Net increase (decrease)
   in net assets.........    3,120,811        251,674      2,559,340        342,079         196,526     (216,159,744)
NET ASSETS:
  Beginning of year......    2,477,359      2,615,614      1,790,100        573,834       2,331,701    5,913,504,144
                            ----------     ----------     ----------       --------      ----------   --------------
  End of year............   $5,598,170     $2,867,288     $4,349,440       $915,913      $2,528,227   $5,697,344,400
                            ==========     ==========     ==========       ========      ==========   ==============


                                           HARTFORD CAPITAL
                           HARTFORD BOND     APPRECIATION
                              HLS FUND         HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ----------------
OPERATIONS:
  Net investment
   income................  $   46,390,686   $  (62,131,992)
  Capital gains income...      37,981,166        --
  Net realized gain
   (loss) on security
   transactions..........       7,551,342      (51,503,881)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (47,558,880)   1,108,295,913
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      44,364,314      994,660,040
                           --------------   --------------
UNIT TRANSACTIONS:
  Purchases..............     249,303,027      592,930,828
  Net transfers..........      48,461,855      230,132,016
  Surrenders for benefit
   payments and fees.....    (140,033,716)    (532,512,049)
  Net annuity
   transactions..........         (68,002)        (939,572)
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     157,663,164      289,611,223
                           --------------   --------------
  Net increase (decrease)
   in net assets.........     202,027,478    1,284,271,263
NET ASSETS:
  Beginning of year......   1,398,530,515    5,441,881,616
                           --------------   --------------
  End of year............  $1,600,557,993   $6,726,152,879
                           ==============   ==============

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              HARTFORD
                            DIVIDEND AND    HARTFORD       HARTFORD
                             GROWTH HLS     FOCUS HLS   GLOBAL ADVISERS
                                FUND          FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  ---------------
OPERATIONS:
  Net investment
   income................  $      811,193  $  (894,243)  $ (3,540,330)
  Capital gains income...        --            --            --
  Net realized gain
   (loss) on security
   transactions..........       2,180,579      876,889        326,938
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     360,662,203    1,047,281     31,689,018
                           --------------  -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     363,653,975    1,029,927     28,475,626
                           --------------  -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     385,790,293   10,679,132     16,500,292
  Net transfers..........     321,399,108   (7,336,214)    57,392,199
  Surrenders for benefit
   payments and fees.....    (296,142,071)  (4,756,189)   (28,622,406)
  Net annuity
   transactions..........        (132,964)     (11,788)         4,674
                           --------------  -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     410,914,366   (1,425,059)    45,274,759
                           --------------  -----------   ------------
  Net increase (decrease)
   in net assets.........     774,568,341     (395,132)    73,750,385
NET ASSETS:
  Beginning of year......   3,017,438,995   70,135,882    243,609,167
                           --------------  -----------   ------------
  End of year............  $3,792,007,336  $69,740,750   $317,359,552
                           ==============  ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                              HARTFORD          HARTFORD
                               GLOBAL            GLOBAL          HARTFORD        HARTFORD         HARTFORD            HARTFORD
                           COMMUNICATIONS  FINANCIAL SERVICES  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY
                              HLS FUND          HLS FUND         HLS FUND        HLS FUND         HLS FUND            HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  ------------------  -------------  --------------  -----------------  ------------------
OPERATIONS:
  Net investment
   income................   $  (307,915)      $  (419,637)     $ (3,259,795)   $ (4,387,982)    $ (1,245,798)       $ (1,286,463)
  Capital gains income...       --               --               8,093,548        --               --                 --
  Net realized gain
   (loss) on security
   transactions..........       469,348           168,803           775,837        (616,120)         355,904           1,674,453
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,201,745         2,846,314        17,954,251      88,907,090         (746,946)         37,597,357
                            -----------       -----------      ------------    ------------     ------------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,363,178         2,595,480        23,563,841      83,902,988       (1,636,840)         37,985,347
                            -----------       -----------      ------------    ------------     ------------        ------------
UNIT TRANSACTIONS:
  Purchases..............     2,457,328         3,680,427        15,406,565     103,360,839        7,923,070         119,636,672
  Net transfers..........    (2,798,162)         (209,408)        6,091,739      93,353,812      (12,205,654)         43,391,781
  Surrenders for benefit
   payments and fees.....    (1,436,556)       (1,995,120)      (17,689,017)    (35,676,084)      (6,159,468)        (36,983,416)
  Net annuity
   transactions..........       --                  1,908           (35,542)        (55,750)         (23,828)           (130,629)
                            -----------       -----------      ------------    ------------     ------------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,777,390)        1,477,807         3,773,745     160,982,817      (10,465,880)        125,914,408
                            -----------       -----------      ------------    ------------     ------------        ------------
  Net increase (decrease)
   in net assets.........     1,585,788         4,073,287        27,337,586     244,885,805      (12,102,720)        163,899,755
NET ASSETS:
  Beginning of year......    19,192,532        24,353,011       212,468,625     394,537,762       89,624,739         444,255,077
                            -----------       -----------      ------------    ------------     ------------        ------------
  End of year............   $20,778,320       $28,426,298      $239,806,211    $639,423,567     $ 77,522,019        $608,154,832
                            ===========       ===========      ============    ============     ============        ============

                                             HARTFORD
                              HARTFORD        GROWTH
                               GROWTH      OPPORTUNITIES
                              HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
OPERATIONS:
  Net investment
   income................   $ (3,704,864)  $ (2,235,270)
  Capital gains income...      1,895,500        --
  Net realized gain
   (loss) on security
   transactions..........       (326,941)      (192,142)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     27,016,769     24,477,418
                            ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     24,880,464     22,050,006
                            ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     62,239,518     43,080,489
  Net transfers..........     85,219,457     50,681,977
  Surrenders for benefit
   payments and fees.....    (14,468,406)   (10,023,615)
  Net annuity
   transactions..........         83,872        114,147
                            ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    133,074,441     83,852,998
                            ------------   ------------
  Net increase (decrease)
   in net assets.........    157,954,905    105,903,004
NET ASSETS:
  Beginning of year......    157,840,222     97,892,718
                            ------------   ------------
  End of year............   $315,795,127   $203,795,722
                            ============   ============

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         HARTFORD
                                                       INTERNATIONAL
                             HARTFORD      HARTFORD       CAPITAL
                            HIGH YIELD      INDEX      APPRECIATION
                             HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $ 14,718,204  $ (1,153,402) $ (2,239,766)
  Capital gains income...       --          2,628,553     2,894,628
  Net realized gain
   (loss) on security
   transactions..........     2,077,208    (4,076,713)    2,557,519
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,626,704    67,248,126    30,874,022
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    25,422,116    64,646,564    34,086,403
                           ------------  ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    58,344,002    37,113,784    55,011,691
  Net transfers..........     2,814,462   (15,821,833)   57,794,709
  Surrenders for benefit
   payments and fees.....   (41,162,490)  (74,664,809)   (8,417,374)
  Net annuity
   transactions..........       (39,195)     (253,703)       24,019
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    19,956,779   (53,626,561)  104,413,045
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets.........    45,378,895    11,020,003   138,499,448
NET ASSETS:
  Beginning of year......   438,172,421   774,809,418   100,520,177
                           ------------  ------------  ------------
  End of year............  $483,551,316  $785,829,421  $239,019,625
                           ============  ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL    HARTFORD       HARTFORD               HARTFORD
                           SMALL COMPANY  OPPORTUNITIES     MIDCAP      MIDCAP VALUE           MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND               HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)(B)(C)(D)(E)
                           -------------  -------------  -------------  ------------  ------------------------------
OPERATIONS:
  Net investment
   income................   $(1,028,528)  $ (3,602,469)  $  (8,924,843) $(10,486,311)         $  (3,083,065)
  Capital gains income...     1,172,439        --             --          11,134,929                275,309
  Net realized gain
   (loss) on security
   transactions..........       (29,737)    (7,301,695)     10,116,095     1,201,231             (2,564,916)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     9,487,324    110,956,541     116,885,476   102,905,691              1,677,988
                            -----------   ------------   -------------  ------------          -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     9,601,498    100,052,377     118,076,728   104,755,540             (3,694,684)
                            -----------   ------------   -------------  ------------          -------------
UNIT TRANSACTIONS:
  Purchases..............    16,993,401    131,748,297       1,230,955    82,931,198             96,262,930
  Net transfers..........    26,991,916     75,833,565     (49,397,421)   53,317,770              5,945,298
  Surrenders for benefit
   payments and fees.....    (4,894,697)   (54,245,568)    (80,919,304)  (51,550,533)          (205,687,673)
  Net annuity
   transactions..........        45,961       (133,672)       (562,051)       83,464               (500,023)
                            -----------   ------------   -------------  ------------          -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    39,136,581    153,202,622    (129,647,821)   84,781,899           (103,979,468)
                            -----------   ------------   -------------  ------------          -------------
  Net increase (decrease)
   in net assets.........    48,738,079    253,254,999     (11,571,093)  189,537,439           (107,674,152)
NET ASSETS:
  Beginning of year......    43,499,547    487,074,283     899,450,951   647,306,123            551,444,419
                            -----------   ------------   -------------  ------------          -------------
  End of year............   $92,237,626   $740,329,282   $ 887,879,858  $836,843,562          $ 443,770,267
                            ===========   ============   =============  ============          =============


                                HARTFORD          HARTFORD        HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY  SMALLCAP GROWTH
                                HLS FUND          HLS FUND        HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................     $ 11,435,160      $ (7,788,434)   $ (3,195,792)
  Capital gains income...          625,821           --             --
  Net realized gain
   (loss) on security
   transactions..........          689,371       (31,125,945)       (202,653)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (4,057,782)       92,164,658      35,245,013
                              ------------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        8,692,570        53,250,279      31,846,568
                              ------------      ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............       21,574,335        37,726,045      96,909,638
  Net transfers..........      (26,427,712)      (36,061,886)     76,974,704
  Surrenders for benefit
   payments and fees.....      (38,181,020)      (46,026,910)    (10,515,558)
  Net annuity
   transactions..........         (116,819)         (238,476)        126,691
                              ------------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (43,151,216)      (44,601,227)    163,495,475
                              ------------      ------------    ------------
  Net increase (decrease)
   in net assets.........      (34,458,646)        8,649,052     195,342,043
NET ASSETS:
  Beginning of year......      377,005,246       557,609,851     118,819,018
                              ------------      ------------    ------------
  End of year............     $342,546,600      $566,258,903    $314,161,061
                              ============      ============    ============

(a) Effective August 27, 2004, First American International Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(b) Effective August 27, 2004, First American Large Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(c) Effective August 27, 2004, First American Mid Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(d) Effective August 27, 2004, First American Small Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(e) Effective August 27, 2004, First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                               HARTFORD
                              HARTFORD      U.S. GOVERNMENT
                                STOCK         SECURITIES        HARTFORD
                              HLS FUND         HLS FUND      VALUE HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------
OPERATIONS:
  Net investment
   income................  $   (8,718,623)   $  7,381,019     $ (2,207,053)
  Capital gains income...        --              --               --
  Net realized gain
   (loss) on security
   transactions..........    (138,999,621)      1,354,076        1,202,319
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     228,490,609      (7,411,759)      17,036,725
                           --------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      80,772,365       1,323,336       16,031,991
                           --------------    ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............     216,352,790      94,718,692       25,974,222
  Net transfers..........     (72,152,505)     (9,164,589)       2,042,092
  Surrenders for benefit
   payments and fees.....    (308,730,607)    (35,203,021)     (14,491,563)
  Net annuity
   transactions..........      (1,205,776)         38,544            8,418
                           --------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (165,736,098)     50,389,626       13,533,169
                           --------------    ------------     ------------
  Net increase (decrease)
   in net assets.........     (84,963,733)     51,712,962       29,565,160
NET ASSETS:
  Beginning of year......   3,203,447,775     375,622,063      168,634,668
                           --------------    ------------     ------------
  End of year............  $3,118,484,042    $427,335,025     $198,199,828
                           ==============    ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                             HARTFORD                    MERRILL LYNCH  MERRILL LYNCH
                               VALUE        HARTFORD        GLOBAL        LARGE CAP     JENNISON                 PRUDENTIAL
                           OPPORTUNITIES  EQUITY INCOME   GROWTH V.I.    GROWTH V.I.   20/20 FOCUS   JENNISON       VALUE
                             HLS FUND       HLS FUND         FUND           FUND        PORTFOLIO    PORTFOLIO    PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................  $ (1,160,770)   $   225,584    $    3,418     $  (52,352)    $ (4,752)    $(13,379)    $ (4,250)
  Capital gains income...       --               2,227       --             --            --           --           --
  Net realized gain
   (loss) on security
   transactions..........       380,155         20,361       (30,180)         1,239        3,460       11,443        4,077
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    18,993,886      5,882,467       178,233        272,263       36,794       57,988       80,651
                           ------------    -----------    ----------     ----------     --------     --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    18,213,271      6,130,639       151,471        221,150       35,502       56,052       80,478
                           ------------    -----------    ----------     ----------     --------     --------     --------
UNIT TRANSACTIONS:
  Purchases..............    26,804,608     26,995,054       (12,743)        65,555       10,000       13,075       --
  Net transfers..........    54,803,737     53,196,635       127,105         (8,769)       2,491      (36,919)      14,834
  Surrenders for benefit
   payments and fees.....    (7,252,994)    (2,142,629)      (55,584)      (160,573)     (27,926)     (47,065)     (13,259)
  Net annuity
   transactions..........       284,137        112,223       --             (20,846)      --           --           --
                           ------------    -----------    ----------     ----------     --------     --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    74,639,488     78,161,283        58,778       (124,633)     (15,435)     (70,909)       1,575
                           ------------    -----------    ----------     ----------     --------     --------     --------
  Net increase (decrease)
   in net assets.........    92,852,759     84,291,922       210,249         96,517       20,067      (14,857)      82,053
NET ASSETS:
  Beginning of year......    56,048,861      5,150,744     1,132,673      3,808,602      271,816      803,832      588,825
                           ------------    -----------    ----------     ----------     --------     --------     --------
  End of year............  $148,901,620    $89,442,666    $1,342,922     $3,905,119     $291,883     $788,975     $670,878
                           ============    ===========    ==========     ==========     ========     ========     ========

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           SP WILLIAM BLAIR   WELLS FARGO
                            INTERNATIONAL        ASSET       WELLS FARGO
                                GROWTH         ALLOCATION    TOTAL RETURN
                              PORTFOLIO           FUND        BOND FUND
                           SUB-ACCOUNT (F)    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  --------------  ------------
OPERATIONS:
  Net investment
   income................      $ (6,794)      $   138,816    $   252,485
  Capital gains income...       --              1,180,643      1,028,955
  Net realized gain
   (loss) on security
   transactions..........         1,278            62,783        (13,037)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        64,539         1,359,488       (868,608)
                               --------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        59,023         2,741,730        399,795
                               --------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        26,268         7,203,272      5,473,750
  Net transfers..........        82,253           924,025      3,238,977
  Surrenders for benefit
   payments and fees.....        (1,236)       (1,654,814)    (1,111,027)
  Net annuity
   transactions..........       --                  2,194        --
                               --------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       107,285         6,474,677      7,601,700
                               --------       -----------    -----------
  Net increase (decrease)
   in net assets.........       166,308         9,216,407      8,001,495
NET ASSETS:
  Beginning of year......       312,949        31,164,977     11,087,834
                               --------       -----------    -----------
  End of year............      $479,257       $40,381,384    $19,089,329
                               ========       ===========    ===========

(f) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________


                           WELLS FARGO  WELLS FARGO                WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                             EQUITY       EQUITY     WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                           INCOME FUND  VALUE FUND   GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -------------  ------------  -----------
OPERATIONS:
  Net investment
   income................  $   (12,878) $      383   $  (17,510)   $  (56,024)    $  (453,888)  $   (49,310)  $  (58,994)
  Capital gains income...      --           --           --           --              --            --            --
  Net realized gain
   (loss) on security
   transactions..........       32,068       9,761        2,071        27,736          (3,799)      --            44,751
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,622,527     204,814       86,945       524,286         898,674             4      477,724
                           -----------  ----------   ----------    ----------     -----------   -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,641,717     214,958       71,506       495,998         440,987       (49,306)     463,481
                           -----------  ----------   ----------    ----------     -----------   -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............    5,027,026     275,998      247,730     2,603,175       7,932,116     1,680,579      955,318
  Net transfers..........    2,358,076      48,620      127,348       975,667         672,781    (1,772,616)     769,334
  Surrenders for benefit
   payments and fees.....     (754,635)    (46,184)     (33,225)     (144,854)     (1,215,194)     (566,574)    (219,601)
  Net annuity
   transactions..........        1,637      --            6,790       --              (11,000)      --            --
                           -----------  ----------   ----------    ----------     -----------   -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,632,104     278,434      348,643     3,433,988       7,378,703      (658,611)   1,505,051
                           -----------  ----------   ----------    ----------     -----------   -----------   ----------
  Net increase (decrease)
   in net assets.........    8,273,821     493,392      420,149     3,929,986       7,819,690      (707,917)   1,968,532
NET ASSETS:
  Beginning of year......   12,578,181   2,014,101      768,582     2,482,997      20,341,759     5,149,427    2,637,814
                           -----------  ----------   ----------    ----------     -----------   -----------   ----------
  End of year............  $20,852,002  $2,507,493   $1,188,731    $6,412,983     $28,161,449   $ 4,441,510   $4,606,346
                           ===========  ==========   ==========    ==========     ===========   ===========   ==========

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                            EVERGREEN VA       EVERGREEN VA     EVERGREEN VA
                           FOUNDATION FUND         FUND         GROWTH FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ---------------  ------------------  ------------
OPERATIONS:
  Net investment
   income................    $   20,098          $   (760)       $  (14,026)
  Capital gains income...       --               --                 --
  Net realized gain
   (loss) on security
   transactions..........        11,512                 3               522
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       196,427            14,164           305,807
                             ----------          --------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       228,037            13,407           292,303
                             ----------          --------        ----------
UNIT TRANSACTIONS:
  Purchases..............     1,741,601            86,670           267,183
  Net transfers..........        52,213            57,670           172,465
  Surrenders for benefit
   payments and fees.....       (61,088)              (31)         (243,477)
  Net annuity
   transactions..........       --               --                    (118)
                             ----------          --------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,732,726           144,309           196,053
                             ----------          --------        ----------
  Net increase (decrease)
   in net assets.........     1,960,763           157,716           488,356
NET ASSETS:
  Beginning of year......       331,091          --                 782,835
                             ----------          --------        ----------
  End of year............    $2,291,854          $157,716        $1,271,191
                             ==========          ========        ==========

(a)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                            EVERGREEN VA                   EVERGREEN VA     EVERGREEN VA    EVERGREEN VA    FIRST AMERICAN
                            INTERNATIONAL   EVERGREEN VA  SPECIAL VALUES   SPECIAL EQUITY    GROWTH AND     INTERNATIONAL
                             EQUITY FUND     OMEGA FUND        FUND             FUND         INCOME FUND      PORTFOLIO
                           SUB-ACCOUNT (B)  SUB-ACCOUNT   SUB-ACCOUNT (C)   SUB-ACCOUNT    SUB-ACCOUNT (D)   SUB-ACCOUNT
                           ---------------  ------------  ---------------  --------------  ---------------  --------------
OPERATIONS:
  Net investment
   income................    $     (936)     $  (26,965)    $  (13,242)       $ (3,720)      $   32,536       $     (915)
  Capital gains income...       --              --             --              --               --               --
  Net realized gain
   (loss) on security
   transactions..........       (70,544)         (2,701)           653           3,712         (118,400)         (11,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       513,123         565,606        295,328          86,448          396,420          436,072
                             ----------      ----------     ----------        --------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       441,643         535,940        282,739          86,440          310,556          423,992
                             ----------      ----------     ----------        --------       ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       760,939         645,472        754,762         163,560          465,121           65,535
  Net transfers..........       208,608         486,457        540,176         249,707          222,538         (113,976)
  Surrenders for benefit
   payments and fees.....      (182,367)        (72,793)       (42,905)         (9,618)        (220,230)         (89,492)
  Net annuity
   transactions..........       --              --             --              --               --                  (308)
                             ----------      ----------     ----------        --------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       787,180       1,059,136      1,252,033         403,649          467,429         (138,241)
                             ----------      ----------     ----------        --------       ----------       ----------
  Net increase (decrease)
   in net assets.........     1,228,823       1,595,076      1,534,772         490,089          777,985          285,751
NET ASSETS:
  Beginning of year......     1,248,536       1,020,538        255,328          83,745        1,553,716        1,210,736
                             ----------      ----------     ----------        --------       ----------       ----------
  End of year............    $2,477,359      $2,615,614     $1,790,100        $573,834       $2,331,701       $1,496,487
                             ==========      ==========     ==========        ========       ==========       ==========


                            FIRST AMERICAN   FIRST AMERICAN
                           LARGE CAP GROWTH  MID CAP GROWTH
                              PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------
OPERATIONS:
  Net investment
   income................     $  (17,883)      $  (10,711)
  Capital gains income...       --                --
  Net realized gain
   (loss) on security
   transactions..........         (4,139)           5,634
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        329,008          208,577
                              ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        306,986          203,500
                              ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        179,840          254,689
  Net transfers..........        135,789          252,264
  Surrenders for benefit
   payments and fees.....        (74,105)         (10,072)
  Net annuity
   transactions..........           (125)         --
                              ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        241,399          496,881
                              ----------       ----------
  Net increase (decrease)
   in net assets.........        548,385          700,381
NET ASSETS:
  Beginning of year......      1,198,941          313,017
                              ----------       ----------
  End of year............     $1,747,326       $1,013,398
                              ==========       ==========

(b) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(c) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.
(d) Evergreen VA Capital Growth Fund Sub-Account merged with Evergreen VA Growth and Income Fund Sub-Account. Change effective December 5, 2003.

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            FIRST AMERICAN   FIRST AMERICAN     HARTFORD
                           SMALL CAP GROWTH    TECHNOLOGY     ADVISERS HLS
                              PORTFOLIO        PORTFOLIO          FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................     $  (10,676)      $  (16,529)   $   60,970,027
  Capital gains income...       --                --               --
  Net realized gain
   (loss) on security
   transactions..........          5,214           (6,543)     (130,238,376)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        333,211          518,502       905,810,782
                              ----------       ----------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        327,749          495,430       836,542,433
                              ----------       ----------    --------------
UNIT TRANSACTIONS:
  Purchases..............        502,582          372,598       401,414,698
  Net transfers..........        342,074          241,910       247,349,028
  Surrenders for benefit
   payments and fees.....        (49,479)         (71,803)     (464,824,144)
  Net annuity
   transactions..........       --                    (61)       (1,770,497)
                              ----------       ----------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        795,177          542,644       182,169,085
                              ----------       ----------    --------------
  Net increase (decrease)
   in net assets.........      1,122,926        1,038,074     1,018,711,518
NET ASSETS:
  Beginning of year......        236,186          846,192     4,894,792,626
                              ----------       ----------    --------------
  End of year............     $1,359,112       $1,884,266    $5,913,504,144
                              ==========       ==========    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                                                 HARTFORD                                      HARTFORD
                                            HARTFORD CAPITAL   DIVIDEND AND    HARTFORD       HARTFORD          GLOBAL
                            HARTFORD BOND     APPRECIATION      GROWTH HLS     FOCUS HLS   GLOBAL ADVISERS  COMMUNICATIONS
                              HLS FUND          HLS FUND           FUND          FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ----------------  --------------  -----------  ---------------  --------------
OPERATIONS:
  Net investment
   income................  $   36,616,486    $  (29,066,566)  $    6,802,183  $  (635,495)  $ (1,033,947)    $  (130,888)
  Capital gains income...       6,350,554         --              14,485,666      --            --               --
  Net realized gain
   (loss) on security
   transactions..........       6,033,697       (73,439,003)      (6,188,653)     245,566     (4,694,375)        (32,722)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      27,436,870     1,590,691,947      547,452,843   13,678,280     45,992,701       4,991,983
                           --------------    --------------   --------------  -----------   ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      76,437,607     1,488,186,378      562,552,039   13,288,351     40,264,379       4,828,373
                           --------------    --------------   --------------  -----------   ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............     219,321,190       461,316,841      327,018,709   13,862,490     15,681,467       3,676,748
  Net transfers..........     112,840,212       274,643,893      371,075,732    4,322,401      9,115,788       6,730,982
  Surrenders for benefit
   payments and fees.....    (121,595,793)     (295,600,545)    (169,140,284)  (3,249,557)   (17,459,346)       (637,733)
  Net annuity
   transactions..........        (366,331)         (919,248)        (342,299)      (3,637)      (116,860)            196
                           --------------    --------------   --------------  -----------   ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     210,199,278       439,440,941      528,611,858   14,931,697      7,221,049       9,770,193
                           --------------    --------------   --------------  -----------   ------------     -----------
  Net increase (decrease)
   in net assets.........     286,636,885     1,927,627,319    1,091,163,897   28,220,048     47,485,428      14,598,566
NET ASSETS:
  Beginning of year......   1,111,893,630     3,514,254,297    1,926,275,098   41,915,834    196,123,739       4,593,966
                           --------------    --------------   --------------  -----------   ------------     -----------
  End of year............  $1,398,530,515    $5,441,881,616   $3,017,438,995  $70,135,882   $243,609,167     $19,192,532
                           ==============    ==============   ==============  ===========   ============     ===========

                                HARTFORD
                                 GLOBAL          HARTFORD
                           FINANCIAL SERVICES  GLOBAL HEALTH
                                HLS FUND         HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -------------
OPERATIONS:
  Net investment
   income................     $    69,507      $ (2,110,827)
  Capital gains income...        --               2,256,781
  Net realized gain
   (loss) on security
   transactions..........         (35,584)       (1,253,950)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,228,323        44,340,213
                              -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,262,246        43,232,217
                              -----------      ------------
UNIT TRANSACTIONS:
  Purchases..............       6,036,613        27,970,365
  Net transfers..........       4,678,351        21,285,981
  Surrenders for benefit
   payments and fees.....        (775,858)       (9,433,897)
  Net annuity
   transactions..........          (4,841)          (14,283)
                              -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       9,934,265        39,808,166
                              -----------      ------------
  Net increase (decrease)
   in net assets.........      14,196,511        83,040,383
NET ASSETS:
  Beginning of year......      10,156,500       129,428,242
                              -----------      ------------
  End of year............     $24,353,011      $212,468,625
                              ===========      ============

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                              HARTFORD         HARTFORD            HARTFORD
                           GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY
                              HLS FUND         HLS FUND            HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (E)
                           --------------  -----------------  ------------------
OPERATIONS:
  Net investment
   income................   $ (2,694,442)     $  (804,710)       $   (201,751)
  Capital gains income...       --               --                 --
  Net realized gain
   (loss) on security
   transactions..........    (11,763,441)      (2,759,899)         (2,923,473)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    106,443,494       28,853,534          86,391,416
                            ------------      -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     91,985,611       25,288,925          83,266,192
                            ------------      -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............     37,727,231       13,283,287          64,642,332
  Net transfers..........     23,336,847       18,977,774          57,464,677
  Surrenders for benefit
   payments and fees.....    (18,741,545)      (3,871,621)        (21,567,196)
  Net annuity
   transactions..........        (13,082)         (10,783)            (23,180)
                            ------------      -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     42,309,451       28,378,657         100,516,633
                            ------------      -----------        ------------
  Net increase (decrease)
   in net assets.........    134,295,062       53,667,582         183,782,825
NET ASSETS:
  Beginning of year......    260,242,700       35,957,157         260,472,252
                            ------------      -----------        ------------
  End of year............   $394,537,762      $89,624,739        $444,255,077
                            ============      ===========        ============

(e) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                                                                                        HARTFORD
                                             HARTFORD                                 INTERNATIONAL    HARTFORD       HARTFORD
                              HARTFORD        GROWTH        HARTFORD      HARTFORD       CAPITAL     INTERNATIONAL  INTERNATIONAL
                               GROWTH      OPPORTUNITIES   HIGH YIELD      INDEX      APPRECIATION   SMALL COMPANY  OPPORTUNITIES
                              HLS FUND       HLS FUND       HLS FUND      HLS FUND      HLS FUND       HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  ------------  ------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $ (1,065,847)   $  (637,123)  $  7,246,180  $    696,064  $   (774,315)   $   (19,243)  $ (1,276,582)
  Capital gains income...      4,572,365        --             --          2,067,499     4,685,792      2,927,835        --
  Net realized gain
   (loss) on security
   transactions..........         25,011          9,541        182,888   (14,375,297)       80,007        149,141    (28,976,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     16,063,616     15,166,195     43,115,812   167,211,927    17,645,494      7,411,252    143,551,892
                            ------------    -----------   ------------  ------------  ------------    -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     19,595,145     14,538,613     50,544,880   155,600,193    21,636,978     10,468,985    113,298,518
                            ------------    -----------   ------------  ------------  ------------    -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     62,551,723     31,608,892    107,531,174    56,365,610    34,511,643      8,940,825     29,630,305
  Net transfers..........     65,533,920     45,249,103    168,919,903    33,711,434    22,940,354     17,555,986      6,862,872
  Surrenders for benefit
   payments and fees.....     (2,393,560)    (1,619,376)   (20,493,716)  (52,233,067)   (4,670,096)    (6,266,809)   (35,426,868)
  Net annuity
   transactions..........         51,430         19,450         45,983      (312,343)       61,064         26,268       (205,922)
                            ------------    -----------   ------------  ------------  ------------    -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    125,743,513     75,258,069    256,003,344    37,531,634    52,842,965     20,256,270        860,387
                            ------------    -----------   ------------  ------------  ------------    -----------   ------------
  Net increase (decrease)
   in net assets.........    145,338,658     89,796,682    306,548,224   193,131,827    74,479,943     30,725,255    114,158,905
NET ASSETS:
  Beginning of year......     12,501,564      8,096,036    131,624,197   581,677,591    26,040,234     12,774,292    372,915,378
                            ------------    -----------   ------------  ------------  ------------    -----------   ------------
  End of year............   $157,840,222    $97,892,718   $438,172,421  $774,809,418  $100,520,177    $43,499,547   $487,074,283
                            ============    ===========   ============  ============  ============    ===========   ============


                             HARTFORD
                              MIDCAP
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................  $  (8,498,283)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (29,616,837)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    285,848,737
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    247,733,617
                           -------------
UNIT TRANSACTIONS:
  Purchases..............      1,431,052
  Net transfers..........    (55,580,423)
  Surrenders for benefit
   payments and fees.....    (57,067,644)
  Net annuity
   transactions..........       (443,201)
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (111,660,216)
                           -------------
  Net increase (decrease)
   in net assets.........    136,073,401
NET ASSETS:
  Beginning of year......    763,377,550
                           -------------
  End of year............  $ 899,450,951
                           =============

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                             HARTFORD      HARTFORD          HARTFORD
                           MIDCAP VALUE  MONEY MARKET   MORTGAGE SECURITIES
                             HLS FUND      HLS FUND          HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------  -------------------
OPERATIONS:
  Net investment
   income................  $ (5,707,974) $  (4,814,371)    $  7,775,108
  Capital gains income...       --            --              2,126,261
  Net realized gain
   (loss) on security
   transactions..........      (607,328)      --                480,993
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   158,036,743       --             (7,758,994)
                           ------------  -------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   151,721,441     (4,814,371)       2,623,368
                           ------------  -------------     ------------
UNIT TRANSACTIONS:
  Purchases..............   114,537,035    146,006,872       59,720,008
  Net transfers..........   148,070,021   (183,935,673)     (37,975,689)
  Surrenders for benefit
   payments and fees.....   (21,224,817)  (277,367,697)     (42,804,345)
  Net annuity
   transactions..........       130,761       (693,698)        (328,765)
                           ------------  -------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   241,513,000   (315,990,196)     (21,388,791)
                           ------------  -------------     ------------
  Net increase (decrease)
   in net assets.........   393,234,441   (320,804,567)     (18,765,423)
NET ASSETS:
  Beginning of year......   254,071,682    864,748,397      395,770,669
                           ------------  -------------     ------------
  End of year............  $647,306,123  $ 543,943,830     $377,005,246
                           ============  =============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                                                                               HARTFORD                        HARTFORD
                             HARTFORD        HARTFORD         HARTFORD      U.S. GOVERNMENT                      VALUE
                           SMALL COMPANY  SMALLCAP GROWTH       STOCK         SECURITIES        HARTFORD     OPPORTUNITIES
                             HLS FUND        HLS FUND         HLS FUND         HLS FUND      VALUE HLS FUND    HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  ---------------  ---------------  --------------  -------------
OPERATIONS:
  Net investment
   income................  $ (5,472,079)   $   (765,997)   $   (2,616,322)   $    703,734     $   (602,517)   $  (267,738)
  Capital gains income...       --             --                --              --               --              --
  Net realized gain
   (loss) on security
   transactions..........   (28,688,802)        170,294      (190,349,214)        (53,294)        (261,302)        20,098
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   209,445,112      21,372,802       823,789,875         183,697       30,205,831      9,729,263
                           ------------    ------------    --------------    ------------     ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   175,284,231      20,777,099       630,824,339         834,137       29,342,012      9,481,623
                           ------------    ------------    --------------    ------------     ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............    49,828,054      38,874,059       169,113,635     112,117,342       35,713,256     15,260,214
  Net transfers..........    47,518,331      48,270,382         5,416,429      17,585,562       33,687,783     26,153,890
  Surrenders for benefit
   payments and fees.....   (26,973,435)     (2,157,540)     (218,166,062)    (40,402,011)      (5,840,149)      (943,356)
  Net annuity
   transactions..........      (215,867)         50,183        (2,110,438)         15,047           (1,334)        40,772
                           ------------    ------------    --------------    ------------     ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    70,157,083      85,037,084       (45,746,436)     89,315,940       63,559,556     40,511,520
                           ------------    ------------    --------------    ------------     ------------    -----------
  Net increase (decrease)
   in net assets.........   245,441,314     105,814,183       585,077,903      90,150,077       92,901,568     49,993,143
NET ASSETS:
  Beginning of year......   312,168,537      13,004,835     2,618,369,872     285,471,986       75,733,100      6,055,718
                           ------------    ------------    --------------    ------------     ------------    -----------
  End of year............  $557,609,851    $118,819,018    $3,203,447,775    $375,622,063     $168,634,668    $56,048,861
                           ============    ============    ==============    ============     ============    ===========


                                HARTFORD
                             EQUITY INCOME
                                HLS FUND
                            SUB-ACCOUNT (F)
                           ------------------
OPERATIONS:
  Net investment
   income................      $    2,138
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........           1,342
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         240,856
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         244,336
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       1,708,144
  Net transfers..........       3,206,669
  Surrenders for benefit
   payments and fees.....          (8,405)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,906,408
                               ----------
  Net increase (decrease)
   in net assets.........       5,150,744
NET ASSETS:
  Beginning of year......        --
                               ----------
  End of year............      $5,150,744
                               ==========

(f)  From inception, October 31, 2003 to December 31, 2003.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           MERRILL LYNCH    MERRILL LYNCH
                              GLOBAL          LARGE CAP        JENNISON
                            GROWTH V.I.      GROWTH V.I.      20/20 FOCUS
                               FUND              FUND          PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT (G)    SUB-ACCOUNT
                           -------------  ------------------  -----------
OPERATIONS:
  Net investment
   income................   $   (3,537)       $  (26,092)      $ (3,490)
  Capital gains income...      --               --               --
  Net realized gain
   (loss) on security
   transactions..........      (69,509)           17,099          2,007
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      363,449           925,365         55,450
                            ----------        ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      290,403           916,372         53,967
                            ----------        ----------       --------
UNIT TRANSACTIONS:
  Purchases..............      298,851         1,210,071         53,880
  Net transfers..........     (109,337)          (14,479)         8,344
  Surrenders for benefit
   payments and fees.....      (42,138)         (163,652)        (9,584)
  Net annuity
   transactions..........      --               --               --
                            ----------        ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      147,376         1,031,940         52,640
                            ----------        ----------       --------
  Net increase (decrease)
   in net assets.........      437,779         1,948,312        106,607
NET ASSETS:
  Beginning of year......      694,894         1,860,290        165,209
                            ----------        ----------       --------
  End of year............   $1,132,673        $3,808,602       $271,816
                            ==========        ==========       ========

(g) Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund Sub- Account. Change effective
     November 21, 2003

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                                     SP WILLIAM BLAIR   WELLS FARGO
                                        PRUDENTIAL    INTERNATIONAL        ASSET        WELLS FARGO    WELLS FARGO   WELLS FARGO
                            JENNISON       VALUE          GROWTH         ALLOCATION     TOTAL RETURN      EQUITY       EQUITY
                            PORTFOLIO    PORTFOLIO      PORTFOLIO           FUND         BOND FUND     INCOME FUND   VALUE FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT(H)  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ----------------  --------------  --------------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $(10,314)    $ (1,046)       $ (2,851)      $    19,834     $   134,220    $     5,128   $    2,273
  Capital gains income...     --           --             --                --               78,349        188,220       --
  Net realized gain
   (loss) on security
   transactions..........      2,354          148           1,153            12,802          21,048          8,322      (22,994)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    159,651      108,325          66,062         3,681,856          78,430      1,660,191      340,496
                            --------     --------        --------       -----------     -----------    -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    151,691      107,427          64,364         3,714,492         312,047      1,861,861      319,775
                            --------     --------        --------       -----------     -----------    -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............    135,679       23,677          73,487        15,329,485       7,039,046      5,526,123      722,890
  Net transfers..........    164,629      285,136         173,087         7,228,175       1,617,139      3,077,829      295,153
  Surrenders for benefit
   payments and fees.....    (12,077)      (2,728)         (1,288)         (553,535)       (355,290)      (442,664)     (36,453)
  Net annuity
   transactions..........     --           --             --                 98,267         --              96,428       --
                            --------     --------        --------       -----------     -----------    -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    288,231      306,085         245,286        22,102,392       8,300,895      8,257,716      981,590
                            --------     --------        --------       -----------     -----------    -----------   ----------
  Net increase (decrease)
   in net assets.........    439,922      413,512         309,650        25,816,884       8,612,942     10,119,577    1,301,365
NET ASSETS:
  Beginning of year......    363,910      175,313           3,299         5,348,093       2,474,892      2,458,604      712,736
                            --------     --------        --------       -----------     -----------    -----------   ----------
  End of year............   $803,832     $588,825        $312,949       $31,164,977     $11,087,834    $12,578,181   $2,014,101
                            ========     ========        ========       ===========     ===========    ===========   ==========


                           WELLS FARGO
                           GROWTH FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................   $ (6,761)
  Capital gains income...     --
  Net realized gain
   (loss) on security
   transactions..........        157
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     94,876
                            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     88,272
                            --------
UNIT TRANSACTIONS:
  Purchases..............    388,903
  Net transfers..........    117,248
  Surrenders for benefit
   payments and fees.....    (11,523)
  Net annuity
   transactions..........     --
                            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    494,628
                            --------
  Net increase (decrease)
   in net assets.........    582,900
NET ASSETS:
  Beginning of year......    185,682
                            --------
  End of year............   $768,582
                            ========

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                           INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                            EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $  (20,226)    $  (198,369)   $  (47,097)  $  (23,587)
  Capital gains income...      --              --            --            --
  Net realized gain
   (loss) on security
   transactions..........        1,104         (14,626)      --            (2,458)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      516,323       2,809,947       --           548,862
                            ----------     -----------    ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      497,201       2,596,952       (47,097)     522,817
                            ----------     -----------    ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      771,861       8,720,733     2,083,491      867,570
  Net transfers..........      676,924       4,516,728     1,098,998      660,347
  Surrenders for benefit
   payments and fees.....     (105,181)       (469,682)     (443,792)     (74,378)
  Net annuity
   transactions..........      --               97,353       --            --
                            ----------     -----------    ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,343,604      12,865,132     2,738,697    1,453,539
                            ----------     -----------    ----------   ----------
  Net increase (decrease)
   in net assets.........    1,840,805      15,462,084     2,691,600    1,976,356
NET ASSETS:
  Beginning of year......      642,192       4,879,675     2,457,827      661,458
                            ----------     -----------    ----------   ----------
  End of year............   $2,482,997     $20,341,759    $5,149,427   $2,637,814
                            ==========     ===========    ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Special Equity Fund, Evergreen VA Growth and Income Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth Portfolio, Wells Fargo Asset Allocation Fund, Wells Fargo Total Return Bond Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Money Market Fund, and Wells Fargo Small Cap Growth Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

     a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

     b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

     c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

     d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

     e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004
        longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expenses risks which the Company undertakes.

     b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

     c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the range of $25 to 30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-80 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                            PURCHASES        PROCEEDS
FUND                                         AT COST        FROM SALES
----                                      --------------  --------------
Evergreen VA Foundation Fund............  $      395,821  $      540,886
Evergreen VA Fund.......................         256,445          20,692
Evergreen VA Growth Fund................         294,157         217,481
Evergreen VA International Equity
 Fund...................................       2,804,748         394,443
Evergreen VA Omega Fund.................         717,672         660,674
Evergreen VA Special Values Fund........       2,337,087         314,927
Evergreen VA Special Equity Fund........         385,237          94,228
Evergreen VA Growth and Income Fund.....         450,456         443,568
Hartford Advisers HLS Fund..............     515,696,675     819,240,840
Hartford Bond HLS Fund..................     474,610,868     232,576,168
Hartford Capital Appreciation HLS
 Fund...................................     809,445,585     581,974,811
Hartford Dividend and Growth HLS Fund...     619,141,654     207,413,718
Hartford Focus HLS Fund.................      19,094,357      21,413,669
Hartford Global Advisers HLS Fund.......      72,216,535      30,481,577
Hartford Global Communications HLS
 Fund...................................       9,292,960      11,378,183
Hartford Global Financial Services HLS
 Fund...................................       8,063,804       7,005,575
Hartford Global Health HLS Fund.........      47,120,102      38,512,337
Hartford Global Leaders HLS Fund........     192,008,106      35,415,187
Hartford Global Technology HLS Fund.....      19,400,032      31,111,969
Hartford Disciplined Equity HLS Fund....     178,107,218      53,480,735
Hartford Growth HLS Fund................     161,318,139      30,053,843
Hartford Growth Opportunities HLS
 Fund...................................     105,958,766      24,341,123
Hartford High Yield HLS Fund............     167,734,629     133,060,936
Hartford Index HLS Fund.................      81,422,162     133,572,809
Hartford International Capital
 Appreciation HLS Fund..................     154,503,018      49,435,188
Hartford International Small Company HLS
 Fund...................................      55,183,698      15,903,220
Hartford International Opportunities HLS
 Fund...................................     232,144,534      82,544,434
Hartford MidCap HLS Fund................       5,418,287     143,990,129
Hartford MidCap Value HLS Fund..........     176,324,311      90,893,836
Hartford Money Market HLS Fund..........     428,521,768     535,310,367
Hartford Mortgage Securities HLS Fund...      65,943,469      97,033,855
Hartford Small Company HLS Fund.........      67,037,029     119,425,611
Hartford SmallCap Growth HLS Fund.......     203,999,955      43,700,624
Hartford Stock HLS Fund.................     307,724,372     482,181,896
Hartford U.S. Government Securities HLS
 Fund...................................     181,512,552     123,741,368
Hartford Value HLS Fund.................      49,098,244      37,772,357
Hartford Value Opportunities HLS Fund...      97,229,312      23,750,609
Hartford Equity Income HLS Fund.........      82,876,298       4,487,176
Merrill Lynch Global Growth V.I. Fund...         187,200         125,007
Merrill Lynch Large Cap Growth V.I.
 Fund...................................          89,898         266,876
Jennison 20/20 Focus Portfolio..........          15,980          36,167
Jennison Portfolio......................          17,425         101,713
Prudential Value Portfolio..............          27,401          30,077
SP William Blair International Growth
 Portfolio..............................         117,033          16,542
Wells Fargo Asset Allocation Fund.......      12,035,559       4,241,374
Wells Fargo Total Return Bond Fund......      11,269,939       2,383,802
Wells Fargo Equity Income Fund..........       8,241,257       1,622,101
Wells Fargo Equity Value Fund...........         538,057         259,238
Wells Fargo Growth Fund.................         422,378          91,242
Wells Fargo International Equity Fund...       3,820,155         442,194
Wells Fargo Large Company Growth Fund...      11,154,700       4,229,915
Wells Fargo Money Market Fund...........       4,194,754       4,902,698
Wells Fargo Small Cap Growth Fund.......       1,959,260         513,196
                                          --------------  --------------
                                          $5,649,881,058  $4,263,153,191
                                          ==============  ==============

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004
 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                         UNITS        NET INCREASE
FUND                                  UNITS ISSUED      REDEEMED       (DECREASE)
----                                 --------------  --------------  --------------
Evergreen VA Foundation Fund.......         437,079         576,469        (139,390)
Evergreen VA Fund..................         308,355          20,692         287,663
Evergreen VA Growth Fund...........         349,408         246,706         102,702
Evergreen VA International Equity
 Fund..............................       3,422,837         404,473       3,018,364
Evergreen VA Omega Fund............       1,223,906       1,064,798         159,108
Evergreen VA Special Values Fund...       1,877,003         231,565       1,645,438
Evergreen VA Special Equity Fund...         517,183         109,286         407,897
Evergreen VA Growth and Income
 Fund..............................         411,467         378,564          32,903
Hartford Advisers HLS Fund.........     391,624,808     260,034,708     131,590,100
Hartford Bond HLS Fund.............     265,047,378     104,900,459     160,146,919
Hartford Capital Appreciation HLS
 Fund..............................     581,119,722     142,357,480     438,762,242
Hartford Dividend and Growth HLS
 Fund..............................     479,650,274      89,151,630     390,498,644
Hartford Focus HLS Fund............      20,423,587      21,838,311      (1,414,724)
Hartford Global Advisers HLS
 Fund..............................      62,835,538      20,302,297      42,533,241
Hartford Global Communications HLS
 Fund..............................      11,993,558      14,596,369      (2,602,811)
Hartford Global Financial Services
 HLS Fund..........................       8,337,767       6,886,090       1,451,677
Hartford Global Health HLS Fund....      25,010,186      22,680,609       2,329,577
Hartford Global Leaders HLS Fund...     174,954,400      30,991,261     143,963,139
Hartford Global Technology HLS
 Fund..............................      43,346,843      69,295,688     (25,948,845)
Hartford Disciplined Equity HLS
 Fund..............................     184,810,016      50,928,362     133,881,654
Hartford Growth HLS Fund...........     139,286,107      25,225,926     114,060,181
Hartford Growth Opportunities HLS
 Fund..............................      94,196,785      21,266,280      72,930,505
Hartford High Yield HLS Fund.......     128,517,388     111,405,400      17,111,988
Hartford Index HLS Fund............      69,399,054      64,702,554       4,696,500
Hartford International Capital
 Appreciation HLS Fund.............     134,084,922      42,728,678      91,356,244
Hartford International Small
 Company HLS Fund..................      39,433,612      11,398,701      28,034,911
Hartford International
 Opportunities HLS Fund............     270,434,090      69,488,448     200,945,642
Hartford MidCap HLS Fund...........       1,993,135      54,860,476     (52,867,341)
Hartford MidCap Value HLS Fund.....     140,322,448      69,714,684      70,607,764
Hartford Money Market HLS Fund.....     353,080,389     400,783,040     (47,702,651)
Hartford Mortgage Securities HLS
 Fund..............................      34,950,425      51,893,635     (16,943,210)
Hartford Small Company HLS Fund....      72,299,173     100,943,760     (28,644,587)
Hartford SmallCap Growth HLS
 Fund..............................     186,027,970      38,818,301     147,209,669
Hartford Stock HLS Fund............     309,586,493     158,100,743     151,485,750
Hartford U.S. Government Securities
 HLS Fund..........................     159,185,524     111,921,354      47,264,170
Hartford Value HLS Fund............      51,528,971      37,481,020      14,047,951
Hartford Value Opportunities HLS
 Fund..............................      84,192,808      19,892,276      64,300,532
Hartford Equity Income HLS Fund....      76,459,648       4,051,314      72,408,334
Merrill Lynch Global Growth V.I.
 Fund..............................         209,192         141,921          67,271
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         123,035         237,579        (114,544)
Jennison 20/20 Focus Portfolio.....          17,135          32,321         (15,186)
Jennison Portfolio.................          26,203         134,777        (108,574)
Prudential Value Portfolio.........          21,804          21,522             282
SP William Blair International
 Growth Portfolio..................         153,515          12,965         140,550
Wells Fargo Asset Allocation
 Fund..............................       9,558,234       3,511,569       6,046,665
Wells Fargo Total Return Bond
 Fund..............................       8,771,727       1,997,656       6,774,071
Wells Fargo Equity Income Fund.....       7,544,350       1,310,323       6,234,027
Wells Fargo Equity Value Fund......         503,026         218,838         284,188
Wells Fargo Growth Fund............         446,337          79,643         366,694
Wells Fargo International Equity
 Fund..............................       3,742,249         381,416       3,360,833
Wells Fargo Large Company Growth
 Fund..............................      11,629,471       4,144,449       7,485,022
Wells Fargo Money Market Fund......       4,253,171       4,924,198        (671,027)
Wells Fargo Small Cap Growth
 Fund..............................       1,980,745         468,659       1,512,086

_____________________________________ SA-82 ____________________________________

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                         UNITS        NET INCREASE
FUND                                  UNITS ISSUED      REDEEMED       (DECREASE)
----                                 --------------  --------------  --------------
Evergreen VA Foundation Fund.......       3,605,639       1,396,733       2,208,906
Evergreen VA Fund..................         183,724              52         183,672
Evergreen VA Growth Fund...........         766,579         408,266         358,313
Evergreen VA International Equity
 Fund..............................       1,743,707         453,300       1,290,407
Evergreen VA Omega Fund............       2,446,417         373,670       2,072,747
Evergreen VA Special Values Fund...       1,325,480         103,306       1,222,174
Evergreen VA Special Equity Fund...         674,140          76,434         597,706
Evergreen VA Growth and Income
 Fund..............................       3,038,668       2,635,641         403,027
First American International
 Portfolio.........................         263,804         472,741        (208,937)
First American Large Cap Growth
 Portfolio.........................       1,036,782         512,762         524,020
First American Mid Cap Growth
 Portfolio.........................         852,429         262,305         590,124
First American Small Cap Growth
 Portfolio.........................         939,367         134,191         805,176
First American Technology
 Portfolio.........................       2,767,775         834,376       1,933,399
Hartford Advisers HLS Fund.........     679,968,826     192,027,503     487,941,323
Hartford Bond HLS Fund.............     320,740,630     132,440,171     188,300,459
Hartford Capital Appreciation HLS
 Fund..............................     746,769,274     104,830,329     641,938,945
Hartford Dividend and Growth HLS
 Fund..............................     555,645,176      75,808,964     479,836,212
Hartford Focus HLS Fund............      34,238,191      16,287,888      17,950,303
Hartford Global Advisers HLS
 Fund..............................      35,272,197      20,289,755      14,982,442
Hartford Global Communications HLS
 Fund..............................      22,536,670       7,178,736      15,357,934
Hartford Global Financial Services
 HLS Fund..........................      16,257,539       4,555,702      11,701,837
Hartford Global Health HLS Fund....      45,278,479      17,174,546      28,103,933
Hartford Global Leaders HLS Fund...      99,558,272      32,953,301      66,604,971
Hartford Global Technology HLS
 Fund..............................     125,638,246      53,788,482      71,849,764
Hartford Disciplined Equity HLS
 Fund..............................     161,989,743      35,617,343     126,372,400
Hartford Growth HLS Fund...........     138,788,112      12,231,241     126,556,871
Hartford Growth Opportunities HLS
 Fund..............................      83,909,182       4,055,986      79,853,196
Hartford High Yield HLS Fund.......     324,885,143      83,638,749     241,246,394
Hartford Index HLS Fund............     128,334,955      38,359,768      89,975,187
Hartford International Capital
 Appreciation HLS Fund.............      81,507,153      21,413,638      60,093,515
Hartford International Small
 Company HLS Fund..................      30,997,185      12,581,317      18,415,868
Hartford International
 Opportunities HLS Fund............     256,176,577     225,114,433      31,062,144
Hartford MidCap HLS Fund...........       4,622,537      60,037,959     (55,415,422)
Hartford MidCap Value HLS Fund.....     280,030,911      37,866,240     242,164,671
Hartford Money Market HLS Fund.....     379,776,417     577,109,894    (197,333,477)
Hartford Mortgage Securities HLS
 Fund..............................     101,769,864      87,213,611      14,556,253
Hartford Small Company HLS Fund....     166,163,517      48,772,067     117,391,450
Hartford SmallCap Growth HLS
 Fund..............................     104,581,191      11,956,348      92,624,843
Hartford Stock HLS Fund............     313,919,876     112,372,161     201,547,715
Hartford U.S. Government Securities
 HLS Fund..........................     245,003,260     162,073,970      82,929,290
Hartford Value HLS Fund............      95,406,176      19,463,276      75,942,900
Hartford Value Opportunities HLS
 Fund..............................      47,147,201       4,213,323      42,933,878
Hartford Equity Income HLS Fund....       4,917,098         120,586       4,796,512
Merrill Lynch Global Growth V.I.
 Fund..............................         970,443         700,394         270,049
Merrill Lynch Large Cap Growth V.I.
 Fund..............................       1,983,805         563,619       1,420,186
Jennison 20/20 Focus Portfolio.....         107,918          41,070          66,848
Jennison Portfolio.................         590,143         141,727         448,416
Prudential Value Portfolio.........         413,097           3,452         409,645
SP Jennison International Growth
 Portfolio.........................         453,437          49,391         404,046
Wells Fargo Asset Allocation
 Fund..............................      24,672,021       1,332,461      23,339,560
Wells Fargo Total Return Bond
 Fund..............................      11,815,114       4,205,794       7,609,320
Wells Fargo Equity Income Fund.....      10,107,252       1,002,619       9,104,633
Wells Fargo Equity Value Fund......       1,365,468         206,934       1,158,534
Wells Fargo Growth Fund............         632,386          57,998         574,388
Wells Fargo International Equity
 Fund..............................       1,746,638         145,950       1,600,688
Wells Fargo Large Company Growth
 Fund..............................      16,103,945       1,672,288      14,431,657
Wells Fargo Money Market Fund......       5,599,599       2,842,356       2,757,243
Wells Fargo Small Cap Growth
 Fund..............................       2,000,803         254,840       1,745,963

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004
 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
EVERGREEN VA FOUNDATION FUND
  2004  Lowest contract charges          149,577   $0.918234    $      137,347     1.45%       0.95%        4.78%
        Highest contract charges          96,408    0.896880            86,466     2.15%       0.95%        4.05%
        Remaining contract
        charges                        2,256,860      --             2,041,574     --        --           --
  2003  Lowest contract charges          124,543    0.876353           109,143     1.45%       2.61%       14.11%
        Highest contract charges          77,891    0.861982            67,141     2.13%       3.56%       13.32%
        Remaining contract
        charges                        2,439,801      --             2,115,570     --        --           --
  2002  Lowest contract charges           95,123    0.767989            73,053     1.45%       2.02%      (10.96)%
        Highest contract charges          91,867    0.763624            70,152     0.72%      16.52%       (0.24)%
        Remaining contract
        charges                          246,339      --               187,886     --        --           --
  2001  Lowest contract charges          132,410    0.862557           114,211     1.41%       4.77%       (9.88)%
        Highest contract charges           4,273    0.858633             3,669     1.63%       2.57%       (9.64)%
        Remaining contract
        charges                         --            --              --           --        --           --
EVERGREEN VA FUND
  2004  Lowest contract charges           31,219    0.692405            21,617     1.37%     --             6.88%
        Highest contract charges             593    1.160019               687     1.84%     --             6.03%
        Remaining contract
        charges                          439,524      --               399,714     --        --           --
  2003  Lowest contract charges           56,495    0.644055            36,386     1.53%     --            25.43%
        Highest contract charges          86,679    1.099485            95,302     1.78%       0.08%       25.17%
        Remaining contract
        charges                           40,499      --                26,028     --        --           --
EVERGREEN VA GROWTH FUND
  2004  Lowest contract charges          193,419    1.247480           241,286     1.25%     --            12.45%
        Highest contract charges          29,626    0.877128            25,986     2.15%     --            11.44%
        Remaining contract
        charges                        1,401,272      --             1,266,145     --        --           --
  2003  Lowest contract charges          193,690    1.109393           214,878     1.26%     --            37.27%
        Highest contract charges          31,679    0.787080            24,934     1.99%     --            36.04%
        Remaining contract
        charges                        1,296,246      --             1,031,379     --        --           --
  2002  Lowest contract charges          456,077    0.808212           368,607     1.26%     --           (27.82)%
        Highest contract charges         319,424    0.579420           185,081     1.77%     --           (28.21)%
        Remaining contract
        charges                          387,803      --               229,147     --        --           --
  2001  Lowest contract charges          658,759    1.119662           737,587     1.24%     --            (7.84)%
        Highest contract charges          13,133    0.807130            10,600     1.62%     --           (10.10)%
        Remaining contract
        charges                          161,658      --               134,865     --        --           --

_____________________________________ SA-84 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
EVERGREEN VA INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges          378,896   $1.441267    $      546,090     1.25%       1.23%       17.73%
        Highest contract charges         170,406    0.868724           148,036     2.16%       3.60%       16.62%
        Remaining contract
        charges                        5,483,750      --             4,904,044     --        --           --
  2003  Lowest contract charges          424,294    1.224217           519,428     1.25%       1.00%       29.70%
        Highest contract charges          49,965    0.746269            37,288     1.34%       6.82%       29.70%
        Remaining contract
        charges                        2,540,429      --             1,920,643     --        --           --
  2002  Lowest contract charges          666,276    0.943918           628,910     1.25%       1.13%      (11.58)%
        Highest contract charges          98,046    0.581786            57,042     0.79%       4.95%       (7.13)%
        Remaining contract
        charges                          959,958      --               562,584     --        --           --
  2001  Lowest contract charges        1,055,625    1.067563         1,126,946     1.24%       0.93%      (18.90)%
        Highest contract charges          88,453    0.660048            58,383     1.62%       1.06%      (19.18)%
        Remaining contract
        charges                          475,457      --               318,220     --        --           --
EVERGREEN VA OMEGA FUND
  2004  Lowest contract charges          188,791    0.788151           148,797     1.39%     --             5.72%
        Highest contract charges         136,178    0.602067            81,988     2.16%     --             4.88%
        Remaining contract
        charges                        4,319,797      --             2,636,503     --        --           --
  2003  Lowest contract charges           30,672    0.749892            23,001     1.25%     --            38.30%
        Highest contract charges          59,737    0.574053            34,292     2.13%     --            37.06%
        Remaining contract
        charges                        4,395,249      --             2,558,321     --        --           --
  2002  Lowest contract charges           29,094    0.542221            15,775     1.25%     --           (26.31)%
        Highest contract charges          10,449    0.418833             4,377     0.86%     --            (3.93)%
        Remaining contract
        charges                        2,373,368      --             1,000,386     --        --           --
  2001  Lowest contract charges          812,650    0.574965           467,245     1.43%     --           (16.02)%
        Highest contract charges         108,211    0.572332            61,933     1.62%     --           (18.17)%
        Remaining contract
        charges                          408,863      --               218,104     --        --           --
EVERGREEN VA SPECIAL VALUES FUND
  2004  Lowest contract charges            1,396    1.633806             2,281     1.26%       1.02%       18.88%
        Highest contract charges          87,950    1.237521           108,840     2.17%       2.07%       17.76%
        Remaining contract
        charges                        3,070,117      --             4,238,319     --        --           --
  2003  Lowest contract charges            1,396    1.374337             1,919     1.32%       0.05%       27.91%
        Highest contract charges           9,432    1.050919             9,912     2.14%       0.12%       26.76%
        Remaining contract
        charges                        1,503,200      --             1,778,269     --        --           --
  2002  Lowest contract charges           19,924    1.074467            21,408     0.68%       0.18%      (17.22)%
        Highest contract charges           5,695    1.065306             6,067     0.79%       0.62%       (4.85)%
        Remaining contract
        charges                          266,235      --               227,853     --        --           --

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
EVERGREEN VA SPECIAL EQUITY FUND
  2004  Lowest contract charges            4,959   $0.904123    $        4,483     1.37%     --             4.37%
        Highest contract charges          33,358    0.775273            25,861     2.05%     --             3.69%
        Remaining contract
        charges                        1,133,311      --               885,569     --        --           --
  2003  Lowest contract charges           76,791    0.758822            58,271     1.45%     --            49.79%
        Highest contract charges          50,236    0.746360            37,494     1.99%     --            48.74%
        Remaining contract
        charges                          636,704      --               478,069     --        --           --
  2002  Lowest contract charges           77,036    0.506601            39,027     1.45%     --           (28.23)%
        Highest contract charges          88,989    0.502514            44,718     1.74%     --           (28.48)%
        Remaining contract
        charges                         --            --              --           --        --           --
  2001  Lowest contract charges           37,254    0.705848            26,295     1.43%     --            (9.43)%
        Highest contract charges        --            --              --           --        --           --
        Remaining contract
        charges                         --            --              --           --        --           --
EVERGREEN VA GROWTH AND INCOME FUND
  2004  Lowest contract charges          324,953    1.141248           370,850     1.25%       1.16%        7.85%
        Highest contract charges          48,542    1.130022            54,854     2.14%       2.35%        6.89%
        Remaining contract
        charges                        1,863,766      --             2,102,523     --        --           --
  2003  Lowest contract charges          345,858    1.058149           365,969     0.11%       0.67%        5.82%
        Highest contract charges          18,302    1.057316            19,351     0.18%       0.67%        5.73%
        Remaining contract
        charges                        1,840,198      --             1,946,381     --        --           --
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges           69,021    1.005892            69,428     0.40%       2.08%        3.33%
        Highest contract charges          43,754    1.022902            44,756     2.34%       2.46%        1.34%
        Remaining contract
        charges                    2,480,350,210      --         5,697,230,216     --        --           --
  2003  Lowest contract charges           69,022    0.973482            67,191     0.40%       2.60%       18.02%
        Highest contract charges         331,157    1.009434           334,281     2.19%       2.88%       15.92%
        Remaining contract
        charges                    2,348,472,707      --         5,913,102,672     --        --           --
  2002  Lowest contract charges           42,699    0.824851            35,220     0.40%       3.98%      (14.14)%
        Highest contract charges          73,289    0.870842            63,823     0.86%       4.56%       (1.82)%
        Remaining contract
        charges                    1,860,815,571      --         4,894,693,583     --        --           --
  2001  Lowest contract charges       42,120,614    1.009584        42,524,298     0.78%       3.17%       (5.40)%
        Highest contract charges         419,529    1.030542           432,343     1.64%       3.90%       (7.50)%
        Remaining contract
        charges                    1,706,572,743      --         6,158,795,636     --        --           --
HARTFORD BOND HLS FUND
  2004  Lowest contract charges           12,939    1.288675            16,672     0.40%       4.62%        4.21%
        Highest contract charges         171,651    1.360735           233,572     2.27%       4.10%        2.25%
        Remaining contract
        charges                      861,557,017      --         1,600,307,749     --        --           --
  2003  Lowest contract charges           12,938    1.236653            16,000     0.40%       4.05%        7.42%
        Highest contract charges         104,486    1.330849           139,055     2.19%       5.28%        5.50%
        Remaining contract
        charges                      701,477,264      --         1,398,375,460     --        --           --
  2002  Lowest contract charges           12,938    1.151275            14,895     0.40%     --             9.64%
        Highest contract charges           2,550    1.261477             3,217     0.89%     --             6.17%
        Remaining contract
        charges                      513,278,738      --         1,111,875,518     --        --           --
  2001  Lowest contract charges        4,214,866    1.206638         5,085,817     0.78%       3.81%        7.81%
        Highest contract charges         131,019    1.169037           153,166     1.63%       3.86%        5.26%
        Remaining contract
        charges                      339,759,187      --           757,102,842     --        --           --

_____________________________________ SA-86 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges          385,882   $1.198906    $      462,633     0.40%       0.41%       18.89%
        Highest contract charges       1,758,558    1.736063         3,052,968     2.28%       0.56%       16.65%
        Remaining contract
        charges                    2,227,221,932      --         6,722,637,278     --        --           --
  2003  Lowest contract charges          383,694    1.008428           386,928     0.40%       0.96%       41.81%
        Highest contract charges         307,094    1.488245           457,031     2.18%       0.76%       39.28%
        Remaining contract
        charges                    1,789,913,341      --         5,441,037,657     --        --           --
  2002  Lowest contract charges          326,695    0.711113           232,317     0.39%       2.03%      (20.02)%
        Highest contract charges          55,184    1.068503            58,965     0.85%       1.51%        1.83%
        Remaining contract
        charges                    1,148,283,308      --         3,513,963,015     --        --           --
  2001  Lowest contract charges       23,382,416    1.282035        29,977,076     0.79%       0.87%       (7.68)%
        Highest contract charges         179,869    1.357485           244,169     1.64%       1.39%      (13.30)%
        Remaining contract
        charges                      916,116,492      --         4,709,366,965     --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges           45,393    1.153738            52,371     0.40%       1.86%       11.97%
        Highest contract charges         134,536    1.071092           144,100     2.29%       1.48%        9.59%
        Remaining contract
        charges                    1,917,970,358      --         3,791,810,865     --        --           --
  2003  Lowest contract charges           15,734    1.030374            16,212     0.40%       1.52%       26.29%
        Highest contract charges         318,581    1.121332           357,235     2.19%       1.84%       24.04%
        Remaining contract
        charges                    1,527,317,326      --         3,017,065,548     --        --           --
  2002  Lowest contract charges           15,734    0.815873            12,837     0.40%       2.17%      (14.57)%
        Highest contract charges          63,805    0.904010            57,681     0.86%       6.60%       (3.61)%
        Remaining contract
        charges                    1,047,735,892      --         1,926,204,580     --        --           --
  2001  Lowest contract charges       16,679,702    1.115257        18,602,155     0.78%       2.82%       (4.80)%
        Highest contract charges         248,254    1.075204           266,924     1.66%       3.07%       (3.64)%
        Remaining contract
        charges                      828,035,882      --         2,022,703,972     --        --           --
HARTFORD FOCUS HLS FUND
  2004  Lowest contract charges        1,510,744    1.007687         1,522,358     0.80%       0.32%        2.34%
        Highest contract charges           4,358    0.953726             4,156     2.26%     --             0.57%
        Remaining contract
        charges                       69,833,842      --            68,214,236     --        --           --
  2003  Lowest contract charges        1,424,331    0.984645         1,402,460     0.80%       0.30%       27.34%
        Highest contract charges           8,677    0.952684             8,266     2.19%       0.45%       25.58%
        Remaining contract
        charges                       71,330,660      --            68,725,156     --        --           --
  2002  Lowest contract charges        1,399,517    0.773216         1,082,129     0.80%     --           (25.20)%
        Highest contract charges          46,993    0.756733            35,561     0.87%     --            (1.37)%
        Remaining contract
        charges                       53,366,853      --            40,798,144     --        --           --
  2001  Lowest contract charges           66,582    1.036417            69,007     0.24%       0.89%        3.64%
        Highest contract charges           5,385    1.026392             5,527     1.04%       1.18%        2.64%
        Remaining contract
        charges                       26,993,800      --            27,793,973     --        --           --

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD GLOBAL ADVISERS HLS FUND
  2004  Lowest contract charges        3,737,800   $1.184600    $    4,427,799     0.80%       0.02%       11.85%
        Highest contract charges          28,360    0.963940            27,338     2.25%     --             9.91%
        Remaining contract
        charges                      206,839,625      --           312,904,415     --        --           --
  2003  Lowest contract charges        2,456,054    1.059109         2,601,228     0.80%       0.89%       21.29%
        Highest contract charges         288,218    0.877028           252,775     2.14%       0.89%       19.38%
        Remaining contract
        charges                      165,328,272      --           240,755,164     --        --           --
  2002  Lowest contract charges        1,994,219    0.873218         1,741,388     0.80%       0.05%       (9.67)%
        Highest contract charges          72,074    0.734673            52,951     0.88%     --            (2.18)%
        Remaining contract
        charges                      151,023,810      --           194,329,400     --        --           --
  2001  Lowest contract charges        1,571,064    0.966735         1,518,803     0.79%       0.88%       (7.00)%
        Highest contract charges           6,139    0.995870             6,114     1.65%       1.09%       (7.92)%
        Remaining contract
        charges                      160,423,528      --           234,632,196     --        --           --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2004  Lowest contract charges          107,148    0.971243           104,068     0.80%     --            22.23%
        Highest contract charges          16,451    0.919650            15,129     2.23%     --            20.17%
        Remaining contract
        charges                       21,936,987      --            20,659,123     --        --           --
  2003  Lowest contract charges          101,293    0.794595            80,487     0.80%     --            59.10%
        Highest contract charges             726    0.768805               558     2.25%     --            56.89%
        Remaining contract
        charges                       24,561,378      --            19,111,487     --        --           --
  2002  Lowest contract charges           78,380    0.499444            39,147     0.80%       0.79%      (29.93)%
        Highest contract charges           9,549    0.488756             4,667     0.85%       1.44%       18.03%
        Remaining contract
        charges                        9,217,534      --             4,550,152     --        --           --
  2001  Lowest contract charges           26,164    0.712739            18,648     0.50%       1.81%      (28.73)%
        Highest contract charges             724    0.707744               513     1.23%       3.63%      (29.23)%
        Remaining contract
        charges                        2,515,807      --             1,784,771     --        --           --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2004  Lowest contract charges          370,431    1.106800           409,991     0.80%     --            11.45%
        Highest contract charges          21,004    1.047445            22,001     2.28%     --             9.52%
        Remaining contract
        charges                       26,145,705      --            27,994,306     --        --           --
  2003  Lowest contract charges          379,106    0.993064           376,476     0.79%       2.43%       29.25%
        Highest contract charges             538    0.960838               517     2.28%       2.35%       27.45%
        Remaining contract
        charges                       24,705,819      --            23,976,018     --        --           --
  2002  Lowest contract charges          127,635    0.768332            98,066     0.80%       1.64%      (19.52)%
        Highest contract charges          22,791    0.751881            17,136     0.86%       3.44%       (7.15)%
        Remaining contract
        charges                       13,233,201      --            10,041,298     --        --           --
  2001  Lowest contract charges           42,639    0.954679            40,707     0.51%       0.98%       (4.53)%
        Highest contract charges             536    0.947993               509     1.19%       2.86%       (5.20)%
        Remaining contract
        charges                        5,954,146      --             5,659,477     --        --           --

_____________________________________ SA-88 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD GLOBAL HEALTH HLS FUND
  2004  Lowest contract charges        2,160,971   $1.805011    $    3,900,574     0.80%       0.06%       11.91%
        Highest contract charges          22,379    1.690766            37,837     2.28%     --             9.96%
        Remaining contract
        charges                      135,320,204      --           235,867,800     --        --           --
  2003  Lowest contract charges        2,169,550    1.612989         3,499,460     0.80%       0.14%       31.26%
        Highest contract charges             860    1.546677             1,330     2.19%       0.20%       29.43%
        Remaining contract
        charges                      133,003,567      --           208,967,835     --        --           --
  2002  Lowest contract charges        2,043,776    1.228884         2,511,564     0.80%       0.01%      (17.64)%
        Highest contract charges         149,081    1.190305           177,451     0.86%     --            (1.03)%
        Remaining contract
        charges                      104,877,185      --           126,739,227     --        --           --
  2001  Lowest contract charges           62,882    1.083740            68,148     0.24%     --             8.37%
        Highest contract charges          24,017    1.468325            35,264     1.66%     --             6.17%
        Remaining contract
        charges                       99,173,295      --           146,624,209     --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges       16,308,220    1.253542        20,443,039     0.80%       0.57%       18.24%
        Highest contract charges          68,905    0.813217            56,035     2.24%       1.06%       16.19%
        Remaining contract
        charges                      467,700,671      --           618,924,493     --        --           --
  2003  Lowest contract charges       13,913,505    1.060196        14,751,043     0.80%       0.45%       34.49%
        Highest contract charges       1,723,586    0.699918         1,206,369     2.13%       0.62%       32.36%
        Remaining contract
        charges                      324,477,566      --           378,580,350     --        --           --
  2002  Lowest contract charges       12,574,585    0.788283         9,912,332     0.80%       0.95%      (20.15)%
        Highest contract charges         727,633    0.528790           384,765     0.84%       3.28%       (5.48)%
        Remaining contract
        charges                      260,207,471      --           249,945,603     --        --           --
  2001  Lowest contract charges       10,672,610    0.987167        10,535,648     0.79%       0.71%      (17.25)%
        Highest contract charges          18,825    1.456653            27,422     1.62%       1.61%      (17.20)%
        Remaining contract
        charges                      256,874,500      --           331,777,781     --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges        1,355,138    0.468107           634,350     0.80%     --             0.54%
        Highest contract charges          41,970    0.438692            18,412     2.29%     --            (1.20)%
        Remaining contract
        charges                      170,270,033      --            76,869,257     --        --           --
  2003  Lowest contract charges        1,548,206    0.465583           720,819     0.80%     --            60.21%
        Highest contract charges       1,490,312    0.444032           661,746     2.11%     --            57.67%
        Remaining contract
        charges                      194,577,468      --            88,242,174     --        --           --
  2002  Lowest contract charges        1,350,789    0.290600           392,539     0.80%     --           (39.08)%
        Highest contract charges          33,246    0.281616             9,363     0.86%     --            (1.76)%
        Remaining contract
        charges                      124,382,185      --            35,555,255     --        --           --
  2001  Lowest contract charges        1,550,587    0.477000           739,630     0.79%     --           (23.43)%
        Highest contract charges           5,656    0.469396             2,655     1.62%     --           (35.42)%
        Remaining contract
        charges                      126,097,166      --            59,578,203     --        --           --

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges           36,487   $0.953484    $       34,794     0.40%       1.16%        7.98%
        Highest contract charges         140,163    1.081024           151,520     2.28%      (2.15)%       5.95%
        Remaining contract
        charges                      577,210,610      --           607,968,518     --        --           --
  2003  Lowest contract charges           26,507    0.883048            23,407     0.40%       1.45%       28.31%
        Highest contract charges          77,977    1.020369            79,566     2.18%       1.77%       26.02%
        Remaining contract
        charges                      443,401,122      --           444,152,104     --        --           --
  2002  Lowest contract charges           18,948    0.688243            13,041     0.39%       0.26%      (24.95)%
        Highest contract charges         186,066    0.639773           119,040     0.84%     --            (3.72)%
        Remaining contract
        charges                      316,928,194      --           260,340,171     --        --           --
  2001  Lowest contract charges       11,798,604    0.989645        11,676,429     0.78%     --            (8.75)%
        Highest contract charges          86,414    1.096317            94,737     1.65%     --           (13.92)%
        Remaining contract
        charges                      266,326,604      --           303,993,004     --        --           --
HARTFORD GROWTH HLS FUND
  2004  Lowest contract charges        6,747,647    1.266047         8,542,836     0.80%     --            11.60%
        Highest contract charges          43,546    1.212349            52,793     2.26%     --             9.66%
        Remaining contract
        charges                      248,427,412      --           307,199,498     --        --           --
  2003  Lowest contract charges        2,775,711    1.134468         3,148,956     0.79%     --            31.75%
        Highest contract charges          48,678    1.109219            53,995     2.18%     --            29.92%
        Remaining contract
        charges                      138,334,035      --           154,637,271     --        --           --
  2002  Lowest contract charges          100,371    0.861086            86,428     0.53%     --           (13.89)%
        Highest contract charges         102,596    0.852627            87,476     0.87%     --             1.96%
        Remaining contract
        charges                       14,398,585      --            12,327,660     --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges          714,000    1.277822           912,363     0.80%     --            16.25%
        Highest contract charges           3,364    1.223730             4,117     2.26%     --            14.24%
        Remaining contract
        charges                      162,638,414      --           202,879,242     --        --           --
  2003  Lowest contract charges          411,425    1.099190           452,234     0.79%     --            42.65%
        Highest contract charges          64,756    1.074744            69,596     2.19%     --            40.67%
        Remaining contract
        charges                       89,949,092      --            97,370,887     --        --           --
  2002  Lowest contract charges           31,101    0.770576            23,965     0.53%     --           (22.94)%
        Highest contract charges          52,062    0.763056            39,726     0.86%     --            (3.22)%
        Remaining contract
        charges                       10,488,915      --             8,032,345     --        --           --
HARTFORD HIGH YIELD HLS FUND
  2004  Lowest contract charges        8,245,659    1.252573        10,328,292     0.80%       4.86%        6.55%
        Highest contract charges           6,224    1.162544             7,236     2.27%       5.69%        4.70%
        Remaining contract
        charges                      385,958,173      --           473,215,788     --        --           --
  2003  Lowest contract charges        7,574,423    1.175599         8,904,484     0.80%       4.01%       22.20%
        Highest contract charges         199,446    1.175175           234,384     2.19%       4.87%       20.51%
        Remaining contract
        charges                      369,324,199      --           429,033,553     --        --           --
  2002  Lowest contract charges        3,347,643    0.962004         3,220,446     0.80%       5.01%       (7.63)%
        Highest contract charges       1,735,417    0.923229         1,602,187     0.89%     --             4.58%
        Remaining contract
        charges                      130,768,619      --           126,801,564     --        --           --
  2001  Lowest contract charges        1,358,466    1.041495         1,414,835     0.78%       0.06%        1.87%
        Highest contract charges          10,401    1.068491            11,114     1.62%       0.04%       (4.54)%
        Remaining contract
        charges                       87,258,366      --            93,059,062     --        --           --

_____________________________________ SA-90 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges           16,622   $0.985951    $       16,387     0.40%       4.06%        9.95%
        Highest contract charges          88,220    0.976788            86,172     2.27%       2.05%        7.88%
        Remaining contract
        charges                      360,158,083      --           785,726,862     --        --           --
  2003  Lowest contract charges        3,354,146    0.874199         2,932,191     0.80%       1.42%       27.11%
        Highest contract charges           1,961    0.905410             1,775     2.20%       2.19%       25.35%
        Remaining contract
        charges                      352,210,318      --           771,875,452     --        --           --
  2002  Lowest contract charges        3,413,436    0.687734         2,347,536     0.80%       1.15%      (23.07)%
        Highest contract charges       1,347,941    0.613581           827,071     0.89%       2.50%       (3.86)%
        Remaining contract
        charges                      260,829,861      --           578,502,984     --        --           --
  2001  Lowest contract charges        3,040,902    0.893931         2,718,357     0.79%       1.11%      (13.01)%
        Highest contract charges          38,085    0.950213            36,189     1.67%       1.65%      (16.59)%
        Remaining contract
        charges                      262,392,824      --           866,859,280     --        --           --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges        1,705,242    1.304632         2,224,711     0.79%     --            23.72%
        Highest contract charges          21,694    1.234745            26,787     2.25%     --            21.58%
        Remaining contract
        charges                      187,177,854      --           236,768,127     --        --           --
  2003  Lowest contract charges          418,406    1.054481           441,202     0.80%     --            49.82%
        Highest contract charges         448,890    1.015586           455,886     2.12%     --            47.45%
        Remaining contract
        charges                       96,681,250      --            99,623,089     --        --           --
  2002  Lowest contract charges          278,253    0.703817           195,839     0.80%       0.52%      (17.88)%
        Highest contract charges          60,358    0.688763            41,572     0.88%       0.33%       (7.89)%
        Remaining contract
        charges                       37,116,418      --            25,802,823     --        --           --
  2001  Lowest contract charges           68,739    0.857006            58,909     0.51%       0.21%      (14.30)%
        Highest contract charges              26    0.851001                22     1.41%       0.02%      (14.90)%
        Remaining contract
        charges                       11,048,106      --             9,425,855     --        --           --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2004  Lowest contract charges          224,936    1.557691           350,389     0.80%     --            16.03%
        Highest contract charges           3,941    1.474252             5,811     2.26%     --            14.02%
        Remaining contract
        charges                       60,890,911      --            91,881,426     --        --           --
  2003  Lowest contract charges           90,483    1.342473           121,471     0.79%       1.33%       52.51%
        Highest contract charges           1,871    1.298923             2,430     2.20%       1.01%       50.40%
        Remaining contract
        charges                       32,992,523      --            43,375,646     --        --           --
  2002  Lowest contract charges           56,842    0.880232            50,034     0.79%     --            (5.84)%
        Highest contract charges           1,874    0.863668             1,618     0.88%     --            (8.10)%
        Remaining contract
        charges                       14,610,296      --            12,722,640     --        --           --
  2001  Lowest contract charges            4,951    0.934805             4,628     0.49%       0.46%       (6.52)%
        Highest contract charges              23    0.928261                21     --          1.15%       (7.17)%
        Remaining contract
        charges                        1,606,246      --             1,495,412     --        --           --

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges            5,104   $1.109605    $        5,666     0.39%       0.84%       17.61%
        Highest contract charges       2,375,030    1.030653         2,447,832     2.22%       1.12%       15.17%
        Remaining contract
        charges                      562,540,865      --           737,875,784     --        --           --
  2003  Lowest contract charges        3,103,787    0.855464         2,655,178     0.80%       0.96%       32.04%
        Highest contract charges       1,033,232    0.656540           678,358     2.14%       1.32%       29.95%
        Remaining contract
        charges                      359,838,338      --           483,740,747     --        --           --
  2002  Lowest contract charges        2,968,365    0.647904         1,923,215     0.80%       1.98%      (18.59)%
        Highest contract charges         520,613    0.505242           263,036     0.86%       3.80%       (7.19)%
        Remaining contract
        charges                      329,424,237      --           370,729,127     --        --           --
  2001  Lowest contract charges        3,053,410    0.795813         2,429,943     0.79%       0.13%      (19.38)%
        Highest contract charges       1,102,992    0.629153           693,951     1.62%       0.25%      (19.71)%
        Remaining contract
        charges                      379,121,033      --           539,409,451     --        --           --
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges        6,754,714    2.064266        13,943,521     0.80%       0.26%       15.51%
        Highest contract charges          21,741    1.233002            26,807     2.29%       0.15%       13.51%
        Remaining contract
        charges                      312,112,327      --           873,909,530     --        --           --
  2003  Lowest contract charges        7,731,716    1.787105        13,817,389     0.80%       0.25%       36.58%
        Highest contract charges          25,796    1.086282            28,022     2.14%     --            34.41%
        Remaining contract
        charges                      363,998,611      --           885,605,540     --        --           --
  2002  Lowest contract charges        8,742,508    1.308507        11,439,632     0.80%       0.12%      (14.90)%
        Highest contract charges           2,025    1.493024             3,023     0.81%     --            (2.56)%
        Remaining contract
        charges                      418,427,011      --           751,934,895     --        --           --
  2001  Lowest contract charges        9,829,099    1.537677        15,113,980     0.79%     --            (4.39)%
        Highest contract charges          23,690    1.774521            42,039     1.66%     --            (6.33)%
        Remaining contract
        charges                      514,017,518      --         1,094,800,873     --        --           --
HARTFORD MIDCAP VALUE HLS FUND
  2004  Lowest contract charges            7,889    1.428140            11,269     0.40%       0.13%       15.84%
        Highest contract charges           9,574    1.332026            12,753     2.28%       0.01%       13.37%
        Remaining contract
        charges                      612,020,788      --           836,819,540     --        --           --
  2003  Lowest contract charges            2,743    1.232914             3,381     0.39%     --            42.72%
        Highest contract charges          83,328    1.180250            98,348     2.18%     --            40.18%
        Remaining contract
        charges                      541,344,418      --           647,204,394     --        --           --
  2002  Lowest contract charges        8,838,417    0.858141         7,584,608     0.79%       0.42%      (13.71)%
        Highest contract charges         364,865    0.839851           306,432     0.86%       0.41%       (4.37)%
        Remaining contract
        charges                      290,062,544      --           246,180,642     --        --           --
  2001  Lowest contract charges        1,808,237    0.994493         1,798,279     0.50%       0.36%       (0.55)%
        Highest contract charges          17,991    0.987521            17,767     1.15%       0.42%       (1.25)%
        Remaining contract
        charges                       81,389,122      --            80,622,030     --        --           --

_____________________________________ SA-92 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges              942   $1.037708    $          989     0.40%       0.82%        0.54%
        Highest contract charges          15,514    0.963422            14,947     2.28%       0.95%       (1.60)%
        Remaining contract
        charges                      317,378,466      --           443,754,331     --        --           --
  2003  Lowest contract charges           26,057    1.032133            26,894     0.40%       0.75%        0.35%
        Highest contract charges         118,895    1.095596           130,261     2.19%       0.70%       (1.44)%
        Remaining contract
        charges                      364,952,623      --           543,786,675     --        --           --
  2002  Lowest contract charges           79,387    1.028575            81,655     0.40%       1.44%        1.06%
        Highest contract charges       1,133,656    1.047171         1,187,131     0.87%       0.36%       (0.50)%
        Remaining contract
        charges                      561,218,004      --           863,479,611     --        --           --
  2001  Lowest contract charges           96,207    1.017775            97,917     0.19%       0.85%        1.78%
        Highest contract charges         547,323    1.117678           611,731     1.66%       2.41%        1.64%
        Remaining contract
        charges                      452,052,418      --           728,176,432     --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges        1,364,567    1.321277         1,802,969     0.80%       4.66%        3.29%
        Highest contract charges          68,988    1.263109            87,139     2.28%       3.73%        1.75%
        Remaining contract
        charges                      194,181,760      --           340,656,492     --        --           --
  2003  Lowest contract charges           26,327    1.145846            30,167     0.40%       5.85%        1.88%
        Highest contract charges          24,147    1.241352            29,975     2.21%       3.97%        0.06%
        Remaining contract
        charges                      212,508,051      --           376,945,104     --        --           --
  2002  Lowest contract charges        1,617,294    1.260611         2,038,778     0.79%       2.77%        7.29%
        Highest contract charges         295,769    1.205494           356,548     0.87%     --             1.82%
        Remaining contract
        charges                      196,089,204      --           393,375,343     --        --           --
  2001  Lowest contract charges          312,542    1.174922           367,212     0.76%       3.68%        6.64%
        Highest contract charges          10,155    1.170161            11,883     1.55%     --             4.72%
        Remaining contract
        charges                       88,448,210      --           190,667,238     --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges            4,682    1.142876             5,347     0.40%     --            11.73%
        Highest contract charges          53,486    1.060853            56,741     2.26%     --             9.36%
        Remaining contract
        charges                      437,465,686      --           566,196,815     --        --           --
  2003  Lowest contract charges        3,676,318    1.062582         3,906,390     0.80%     --            54.63%
        Highest contract charges          49,486    1.185537            58,668     2.18%     --            52.48%
        Remaining contract
        charges                      462,442,634      --           553,644,793     --        --           --
  2002  Lowest contract charges        3,153,343    0.687194         2,166,958     0.80%     --           (30.79)%
        Highest contract charges           2,874    0.777497             2,235     0.89%     --            (6.43)%
        Remaining contract
        charges                      345,620,769      --           309,999,344     --        --           --
  2001  Lowest contract charges        2,746,104    0.992850         2,726,469     0.79%     --           (15.60)%
        Highest contract charges          38,427    1.136848            43,685     1.66%     --           (13.05)%
        Remaining contract
        charges                      325,164,762      --           468,682,301     --        --           --

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD SMALLCAP GROWTH HLS FUND
  2004  Lowest contract charges            4,286   $1.261210    $        5,405     0.39%     --            14.97%
        Highest contract charges          32,309    1.199985            38,770     2.26%     --            12.53%
        Remaining contract
        charges                      257,627,961      --           314,116,886     --        --           --
  2003  Lowest contract charges          224,898    1.089679           245,067     0.79%     --            48.86%
        Highest contract charges          43,261    1.065429            46,092     2.19%     --            46.80%
        Remaining contract
        charges                      110,186,728      --           118,527,859     --        --           --
  2002  Lowest contract charges           75,989    0.731998            55,624     0.53%     --           (26.80)%
        Highest contract charges          63,679    0.727847            46,349     0.88%     --            (0.11)%
        Remaining contract
        charges                       17,690,375      --            12,902,862     --        --           --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges           25,579    0.891825            22,812     0.40%       1.11%        3.75%
        Highest contract charges         172,182    0.901119           155,157     2.27%       2.04%        1.80%
        Remaining contract
        charges                    1,333,776,892      --         3,118,306,073     --        --           --
  2003  Lowest contract charges           25,578    0.859567            21,986     0.40%       1.23%       25.97%
        Highest contract charges          51,081    0.885188            45,216     2.19%       1.50%       23.72%
        Remaining contract
        charges                    1,182,412,244      --         3,203,380,573     --        --           --
  2002  Lowest contract charges           25,578    0.682368            17,453     0.40%       1.83%      (24.55)%
        Highest contract charges       1,960,168    0.614967         1,205,439     0.88%       2.59%       (4.19)%
        Remaining contract
        charges                      978,955,442      --         2,617,146,980     --        --           --
  2001  Lowest contract charges       33,740,159    0.912775        30,797,173     0.79%       1.04%      (12.93)%
        Highest contract charges         160,074    0.963541           154,238     1.65%       1.53%      (15.36)%
        Remaining contract
        charges                      910,917,142      --         3,880,650,577     --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2004  Lowest contract charges           38,679    1.115348            43,143     0.40%       4.07%        1.66%
        Highest contract charges         103,464    1.062866           109,968     2.27%       4.05%       (0.25)%
        Remaining contract
        charges                      396,619,591      --           427,181,914     --        --           --
  2003  Lowest contract charges           65,824    1.097111            72,217     0.40%       1.59%        1.74%
        Highest contract charges          97,817    1.065542           104,228     2.20%       2.11%       (0.08)%
        Remaining contract
        charges                      349,333,923      --           375,445,618     --        --           --
  2002  Lowest contract charges           30,357    1.078360            32,735     0.20%     --             7.84%
        Highest contract charges       1,017,335    1.065316         1,083,783     0.87%     --             3.24%
        Remaining contract
        charges                      265,520,586      --           284,355,468     --        --           --
HARTFORD VALUE HLS FUND
  2004  Lowest contract charges        3,214,557    1.078739         3,467,669     0.80%       0.31%        9.82%
        Highest contract charges           9,456    1.020970             9,654     2.24%     --             7.92%
        Remaining contract
        charges                      186,251,534      --           194,722,505     --        --           --
  2003  Lowest contract charges        3,076,785    0.982249         3,022,169     0.80%       0.87%       27.58%
        Highest contract charges          51,218    0.950372            48,677     2.18%       1.19%       25.81%
        Remaining contract
        charges                      172,299,593      --           165,563,822     --        --           --
  2002  Lowest contract charges        2,260,939    0.769902         1,740,701     0.80%       1.47%      (23.25)%
        Highest contract charges           2,999    0.755408             2,266     0.89%       2.16%       (7.57)%
        Remaining contract
        charges                       97,220,756      --            73,990,133     --        --           --
  2001  Lowest contract charges          530,130    1.003185           531,818     0.50%       0.82%        0.32%
        Highest contract charges          30,096    0.996158            29,981     1.15%       0.90%       (0.38)%
        Remaining contract
        charges                       34,028,854      --            33,998,902     --        --           --

_____________________________________ SA-94 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges          456,563   $1.327201    $      605,955     0.79%       0.29%       17.93%
        Highest contract charges          91,095    1.278344           116,451     2.26%       0.25%       16.17%
        Remaining contract
        charges                      114,302,645      --           148,179,214     --        --           --
  2003  Lowest contract charges          152,768    1.125434           171,930     0.79%       0.43%       40.75%
        Highest contract charges          41,721    1.100381            45,909     2.18%       0.59%       38.79%
        Remaining contract
        charges                       50,355,282      --            55,831,022     --        --           --
  2002  Lowest contract charges           40,540    0.799620            32,417     0.53%     --           (20.04)%
        Highest contract charges          76,576    0.791806            60,633     0.87%     --            (1.89)%
        Remaining contract
        charges                        7,498,775      --             5,962,668     --        --           --
HARTFORD EQUITY INCOME HLS FUND
  2004  Lowest contract charges        7,147,978    1.167130         8,342,618     0.79%       2.21%        8.56%
        Highest contract charges          69,508    1.147159            79,737     2.28%       1.79%        6.95%
        Remaining contract
        charges                       69,987,360      --            81,020,311     --        --           --
  2003  Lowest contract charges          138,594    1.075091           149,001     0.13%       0.23%        7.51%
        Highest contract charges           7,893    1.072753             8,467     0.36%       0.25%        7.28%
        Remaining contract
        charges                        4,650,025      --             4,993,276     --        --           --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2004  Lowest contract charges          597,053    0.853719           509,714     1.25%       1.63%       13.79%
        Highest contract charges          11,108    1.062435            11,802     2.15%       1.61%       12.77%
        Remaining contract
        charges                          925,047      --               821,406     --        --           --
  2003  Lowest contract charges          614,675    0.750243           461,156     1.25%       1.04%       31.90%
        Highest contract charges          11,870    0.942094            11,183     2.15%       1.06%       30.72%
        Remaining contract
        charges                          839,392      --               660,334     --        --           --
  2002  Lowest contract charges          718,942    0.568797           408,932     1.25%       0.10%      (28.64)%
        Highest contract charges          12,741    0.720701             9,182     0.90%       0.16%       (6.71)%
        Remaining contract
        charges                          464,205      --               276,780     --        --           --
  2001  Lowest contract charges        1,016,735    0.797023           810,362     1.24%       0.97%      (23.99)%
        Highest contract charges          24,178    0.792965            19,173     1.44%       1.93%      (22.44)%
        Remaining contract
        charges                          379,423      --               301,433     --        --           --
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2004  Lowest contract charges        1,238,203    0.875864         1,084,498     1.25%       0.23%        5.89%
        Highest contract charges         246,043    1.045485           257,234     2.15%       0.23%        4.94%
        Remaining contract
        charges                        2,720,813      --             2,563,387     --        --           --
  2003  Lowest contract charges        1,309,622    0.827154         1,083,259     1.25%       0.60%       33.08%
        Highest contract charges         263,758    0.996266           262,773     2.14%       0.84%       31.88%
        Remaining contract
        charges                        2,746,223      --             2,462,570     --        --           --
  2002  Lowest contract charges        1,482,823    0.621568           921,675     1.25%     --           (24.35)%
        Highest contract charges          24,581    0.755410            18,569     0.90%     --            (5.42)%
        Remaining contract
        charges                        1,392,014      --               920,046     --        --           --
  2001  Lowest contract charges        1,577,287    0.821590         1,295,883     1.23%       0.02%      (10.45)%
        Highest contract charges         238,986    0.817400           195,347     1.42%     --           (13.18)%
        Remaining contract
        charges                          371,477      --               304,243     --        --           --

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
JENNISON 20/20 FOCUS PORTFOLIO
  2004  Lowest contract charges           45,830   $1.052438    $       48,234     1.45%     --            13.72%
        Highest contract charges          45,999    1.036516            47,679     1.94%     --            13.15%
        Remaining contract
        charges                          184,733      --               195,970     --        --           --
  2003  Lowest contract charges           61,536    0.925485            56,951     1.45%     --            26.95%
        Highest contract charges          30,487    0.916041            27,927     1.94%     --            26.31%
        Remaining contract
        charges                          199,725      --               186,938     --        --           --
  2002  Lowest contract charges           87,656    0.729037            63,904     1.44%     --           (23.69)%
        Highest contract charges          19,610    0.738631            14,485     0.64%     --            (3.07)%
        Remaining contract
        charges                          117,635      --                86,820     --        --           --
  2001  Lowest contract charges           27,925    0.955402            26,680     1.24%     --            (8.13)%
        Highest contract charges          22,178    0.972196            21,561     1.46%       0.24%       (2.78)%
        Remaining contract
        charges                            6,741      --                 6,561     --        --           --
JENNISON PORTFOLIO
  2004  Lowest contract charges          187,426    0.586296           109,886     1.45%       0.04%        7.65%
        Highest contract charges          45,057    0.818336            36,872     2.15%       0.04%        6.89%
        Remaining contract
        charges                          862,108      --               642,217     --        --           --
  2003  Lowest contract charges          220,306    0.544644           119,988     1.45%     --            27.74%
        Highest contract charges          45,074    0.765556            34,507     2.14%     --            26.85%
        Remaining contract
        charges                          937,785      --               649,337     --        --           --
  2002  Lowest contract charges          264,258    0.426367           112,671     1.44%     --           (32.16)%
        Highest contract charges          16,595    0.603510            10,015     0.23%     --            (7.59)%
        Remaining contract
        charges                          473,895      --               241,224     --        --           --
  2001  Lowest contract charges           43,564    0.627038            27,316     1.41%     --           (24.67)%
        Highest contract charges         104,715    0.894012            93,616     1.47%     --           (10.60)%
        Remaining contract
        charges                           46,564      --                41,681     --        --           --
PRUDENTIAL VALUE PORTFOLIO
  2004  Lowest contract charges          210,550    1.034969           217,913     1.45%       0.94%       14.17%
        Highest contract charges           8,530    1.020594             8,705     1.95%       0.92%       13.60%
        Remaining contract
        charges                          434,659      --               444,260     --        --           --
  2003  Lowest contract charges          220,087    0.906539           199,517     1.45%       1.16%       25.80%
        Highest contract charges           9,366    0.898432             8,415     1.80%       8.90%       25.17%
        Remaining contract
        charges                          424,004      --               380,893     --        --           --
  2002  Lowest contract charges          141,641    0.720648           102,073     1.44%       1.94%      (23.47)%
        Highest contract charges          81,116    0.716442            58,115     1.76%       4.25%      (23.74)%
        Remaining contract
        charges                           21,055      --                15,125     --        --           --
  2001  Lowest contract charges           40,584    0.940687            38,177     0.93%       1.43%       (5.93)%
        Highest contract charges           6,208    0.939426             5,832     1.15%       0.88%       (6.06)%
        Remaining contract
        charges                           17,040      --                16,023     --        --           --

_____________________________________ SA-96 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
  2004  Lowest contract charges              317   $0.881989    $          280     1.42%     --            14.45%
        Highest contract charges          17,705    0.863380            15,286     2.15%     --            13.66%
        Remaining contract
        charges                          532,478      --               463,691     --        --           --
  2003  Lowest contract charges              745    0.770623               574     1.40%     --            37.14%
        Highest contract charges          18,429    0.759647            13,999     2.13%     --            36.18%
        Remaining contract
        charges                          390,776      --               298,376     --        --           --
  2002  Lowest contract charges              315    0.561912               177     0.94%     --           (23.95)%
        Highest contract charges           3,087    0.557809             1,722     0.36%     --           (11.28)%
        Remaining contract
        charges                            2,503      --                 1,400     --        --           --
WELLS FARGO ASSET ALLOCATION FUND
  2004  Lowest contract charges          141,888    1.158419           164,364     1.14%       2.31%        8.09%
        Highest contract charges           8,412    1.125266             9,465     2.24%       3.98%        6.86%
        Remaining contract
        charges                       35,282,405      --            40,207,555     --        --           --
  2003  Lowest contract charges            3,384    1.071693             3,626     0.76%       2.15%       16.39%
        Highest contract charges         784,006    1.053054           825,601     2.13%       1.79%       19.50%
        Remaining contract
        charges                       28,598,650      --            30,335,750     --        --           --
  2002  Lowest contract charges          418,008    0.888189           371,270     1.23%       2.77%      (13.94)%
        Highest contract charges          49,337    0.881215            43,476     0.87%       1.57%       (2.17)%
        Remaining contract
        charges                        5,579,137      --             4,933,347     --        --           --
WELLS FARGO TOTAL RETURN BOND FUND
  2004  Lowest contract charges          250,094    1.158038           289,618     1.14%       3.32%        3.20%
        Highest contract charges         234,686    1.126001           264,257     2.18%       3.37%        2.12%
        Remaining contract
        charges                       16,270,467      --            18,535,454     --        --           --
  2003  Lowest contract charges           43,687    1.122119            49,022     0.76%       2.06%        2.33%
        Highest contract charges         306,516    1.102596           337,963     2.14%       3.76%        6.11%
        Remaining contract
        charges                        9,630,973      --            10,700,849     --        --           --
  2002  Lowest contract charges          163,782    1.047365           171,540     1.23%       5.83%        6.44%
        Highest contract charges          59,272    1.039141            61,592     0.88%       2.28%        5.16%
        Remaining contract
        charges                        2,148,803      --             2,241,760     --        --           --
WELLS FARGO EQUITY INCOME FUND
  2004  Lowest contract charges           72,773    1.161788            84,547     1.15%       1.66%        9.81%
        Highest contract charges           9,330    1.128534            10,530     2.24%       3.05%        8.56%
        Remaining contract
        charges                       18,167,266      --            20,756,925     --        --           --
  2003  Lowest contract charges           35,587    1.057980            37,650     0.75%       1.64%       22.30%
        Highest contract charges          95,511    1.039584            99,292     2.11%       1.99%       23.53%
        Remaining contract
        charges                       11,884,244      --            12,441,239     --        --           --
  2002  Lowest contract charges          158,180    0.848230           134,173     1.21%       3.28%      (20.27)%
        Highest contract charges          79,868    0.842096            67,256     0.82%       1.68%       (6.20)%
        Remaining contract
        charges                        2,672,662      --             2,257,175     --        --           --

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
WELLS FARGO EQUITY VALUE FUND
  2004  Lowest contract charges           23,664   $1.085654    $       25,690     1.15%       1.81%        9.95%
        Highest contract charges           3,107    1.055621             3,280     2.15%       2.52%        8.80%
        Remaining contract
        charges                        2,314,896      --             2,478,523     --        --           --
  2003  Lowest contract charges          229,232    0.986725           226,188     1.24%       1.76%       24.01%
        Highest contract charges          37,452    0.971940            36,401     1.33%       1.63%       21.42%
        Remaining contract
        charges                        1,790,795      --             1,751,512     --        --           --
  2002  Lowest contract charges          124,088    0.795690            98,736     1.24%       2.02%      (25.04)%
        Highest contract charges           2,533    0.789927             2,001     0.76%       2.56%       (5.35)%
        Remaining contract
        charges                          772,324      --               611,999     --        --           --
WELLS FARGO GROWTH FUND
  2004  Lowest contract charges           70,066    1.023210            71,692     1.14%     --             7.14%
        Highest contract charges           3,572    0.998161             3,565     2.05%     --             6.18%
        Remaining contract
        charges                        1,105,672      --             1,113,474     --        --           --
  2003  Lowest contract charges           34,897    0.954392            33,305     1.25%     --            22.05%
        Highest contract charges           3,576    0.940077             3,362     1.37%     --            16.32%
        Remaining contract
        charges                          774,143      --               731,915     --        --           --
  2002  Lowest contract charges           39,135    0.781954            30,602     1.23%       0.04%      (26.76)%
        Highest contract charges          74,808    0.776943            58,122     1.77%       0.07%      (27.16)%
        Remaining contract
        charges                          124,286      --                96,958     --        --           --
WELLS FARGO INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges          128,872    1.131448           145,811     1.12%       0.19%        8.38%
        Highest contract charges         114,066    1.100168           125,492     2.17%       0.04%        7.25%
        Remaining contract
        charges                        5,521,058      --             6,141,680     --        --           --
  2003  Lowest contract charges            3,398    1.043964             3,548     0.75%     --            31.13%
        Highest contract charges           1,477    1.025816             1,515     2.12%       0.36%       28.67%
        Remaining contract
        charges                        2,398,288      --             2,477,934     --        --           --
  2002  Lowest contract charges          150,482    0.803592           120,926     1.23%       0.15%      (23.88)%
        Highest contract charges             478    0.797279               381     0.83%     --            (8.51)%
        Remaining contract
        charges                          651,512      --               520,885     --        --           --
WELLS FARGO LARGE COMPANY GROWTH FUND
  2004  Lowest contract charges          146,941    1.021457           150,094     1.15%     --             2.08%
        Highest contract charges         102,175    0.993195           101,480     2.18%     --             1.01%
        Remaining contract
        charges                       27,779,403      --            27,909,875     --        --           --
  2003  Lowest contract charges           39,960    1.000693            39,988     0.75%     --            18.69%
        Highest contract charges          91,949    0.983280            90,412     2.11%     --            23.60%
        Remaining contract
        charges                       20,411,588      --            20,211,359     --        --           --
  2002  Lowest contract charges          289,414    0.801836           232,063     1.22%     --           (28.91)%
        Highest contract charges           1,949    0.795528             1,550     0.89%     --            (2.61)%
        Remaining contract
        charges                        5,820,477      --             4,646,062     --        --           --

_____________________________________ SA-98 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
WELLS FARGO MONEY MARKET FUND
  2004  Lowest contract charges           68,987   $0.988240    $       68,174     1.25%       0.69%       (0.55)%
        Highest contract charges          46,255    0.962979            44,543     2.15%       0.67%       (1.44)%
        Remaining contract
        charges                        4,434,099      --             4,328,793     --        --           --
  2003  Lowest contract charges           19,943    0.994392            19,831     0.74%       0.25%       (0.49)%
        Highest contract charges          78,870    0.977074            77,062     2.14%       0.46%       (1.63)%
        Remaining contract
        charges                        5,121,555      --             5,052,534     --        --           --
  2002  Lowest contract charges           43,990    1.001163            44,041     1.14%       0.99%       (0.01)%
        Highest contract charges          22,097    0.993284            21,948     0.87%       0.40%       (0.43)%
        Remaining contract
        charges                        2,397,040      --             2,391,838     --        --           --
WELLS FARGO SMALL CAP GROWTH FUND
  2004  Lowest contract charges           43,499    1.114753            48,491     1.13%     --            12.47%
        Highest contract charges          43,728    1.083908            47,397     2.18%     --            11.29%
        Remaining contract
        charges                        4,112,810      --             4,510,458     --        --           --
  2003  Lowest contract charges            3,502    0.991168             3,471     0.75%     --            35.59%
        Highest contract charges           1,666    0.973914             1,623     2.13%     --            39.25%
        Remaining contract
        charges                        2,682,783      --             2,632,720     --        --           --
  2002  Lowest contract charges           15,028    0.704972            10,594     1.24%     --           (38.99)%
        Highest contract charges             540    0.699427               378     0.84%     --            (2.11)%
        Remaining contract
        charges                          926,421      --               650,486     --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Riders (if applicable), and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, Principal First Preferred Charge, MAV 70 Death Benefit Charge, MAV/ EPB Death Benefit Charge, Optional Death Benefit Charge, and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-100 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****